         As filed with the Securities and Exchange Commission on April 29, 2002.

                                                      Registration No. 333-61283

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 5

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                           (Exact name of Registrant)

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                       100 Summit Lake Drive, Second Floor
                            Valhalla, New York 10595
              (Address of Depositor's Principal Executive Offices)

                                 (914) 773-0708
               (Depositor's Telephone Number Including Area Code)


    James D. Gallagher, President                         Copy to:
  The Manufacturers Life Insurance                  J. Sumner Jones, Esq.
         Company of New York                         Jones & Blouch, LLP
        100 Summit Lake Drive                 1025 Thomas Jefferson Street, N.W.
         Valhalla, NY 10595                        Washington, DC 20007
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:


    immediately upon filing pursuant to paragraph (b) of Rule 485
---

 X  on May 1, 2002 pursuant to paragraph (b)(i) of Rule 485
---

    60 days after filing pursuant to paragraph (a) of Rule 485
---

    on May 1, 2002 pursuant to paragraph (a) of Rule 485
---

If appropriate check the following box:

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item
Part A                              Caption in Prospectus
--------                            ---------------------
1.................................. Cover Page

2.................................. Special Terms

3.................................. Summary

4.................................. Performance Data; Financial Statements

5.................................. General Information about Us, The Variable
                                    Account and The Trust

6.................................. Charges and Deductions; Administration Fees;
                                    Distribution Fee; Mortality and Expense Risk
                                    Charge; Taxes

7.................................. Accumulation Period Provisions; Our
                                    Approval; Purchase Payments; Accumulation
                                    Units; Net Investment Factor; Transfers
                                    Among Investment Options; Special Transfer
                                    Services - Dollar Cost Averaging; Asset
                                    Rebalancing Program; Withdrawals; Special
                                    Withdrawal Services - the Income Plan;
                                    Contract Owner Inquiries; Other Contract
                                    Provisions; Ownership; Beneficiary;
                                    Modification

8.................................. Pay-out Period Provisions; General; Annuity
                                    Options; Determination of Amount of the
                                    First Variable Annuity Payment; Annuity
                                    Units and the Determination of Subsequent
                                    Variable Annuity Payments; Transfers During
                                    Pay-out Period

9.................................. Accumulation Period Provisions; Death
                                    Benefit During Accumulation Period; Pay-out
                                    Period Provisions; Death Benefit During
                                    Pay-out Period

10................................. Accumulation Period Provisions; Purchase
                                    Payments; Accumulation Units; Value of
                                    Accumulation Units; Net Investment Factor;
                                    Distribution of Contracts

11................................. Withdrawals; Accumulation Period Provisions;
                                    Purchase Payments; Other Contract
                                    Provisions; Right to Review Contract


12................................. Federal Tax Matters; Introduction; Our Tax
                                    Status; Taxation of Annuities in General;
                                    Qualified Retirement Plans

13................................. Legal Proceedings

14................................. Statement of Additional Information - Table
                                    of Contents

                                    Caption in Statement of
Part B                              Additional Information
------                              -----------------------

15................................. Cover Page

16................................. Table of Contents

17................................. General History and Information

18................................. Services-Accountants; Services-Servicing
                                    Agent

19................................. Not Applicable

20................................. Services - Principal Underwriter

21................................. Performance Data

22................................. Not Applicable

23................................. Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

            HOME OFFICE                   ANNUITY SERVICE OFFICE MAILING ADDRESS
100 Summit Lake Drive, Second Floor               Post Office Box 9013
      Valhalla, New York 10595               Boston, Massachusetts 02205-9013
                                                  www.manulifenewyork.com



                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                         OF NEW YORK SEPARATE ACCOUNT A
                                       OF
              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING


     This Prospectus describes an annuity contract (the "CONTRACT") issued by The Manufacturers Life Insurance Company of New York ("WE" or "US"). The contract is a single purchase payment, individual, deferred, non-participating, combination fixed and variable annuity contract.


     o Contract values and annuity benefit payments are based upon sixty-one investment options. Fifty-nine options are variable and two are fixed account options.

     o Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of New York Separate Account A (the "VARIABLE ACCOUNT"). Contract values may be allocated to, and transferred among, one or more of those sub-accounts.


     o Each sub-account's assets are invested in SERIES II SHARES (FORMERLY REFERRED TO AS "CLASS B SHARES") OF a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST"). (CONTRACTS ISSUED PRIOR TO JANUARY 28, 2002 ARE INVESTED IN SERIES I SHARES (FORMERLY REFERRED TO AS "CLASS A SHARES") OF A CORRESPONDING PORTFOLIO OF THE TRUST). We will provide the contract owner ("YOU") a prospectus for the Trust with this Prospectus.


     o SHARES OF THE TRUST ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     o Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTIONS" below, this Prospectus describes only the variable portion of the contract.

     o    Special terms are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

o ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (877) 391-3748.

o The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.



                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS



     General Information and History......................................
     Performance Data.....................................................
     State Premium Taxes..................................................
     Services
              Independent Auditors........................................
              Servicing Agent.............................................
              Principal Underwriter.......................................
     Appendix A - State Premium Taxes.....................................
     Audited Financial Statements.........................................




                  The date of this Prospectus is May 1, 2002.


[NYVISION.PRO5/02]

                              TABLE OF CONTENTS

SUMMARY.............................................................
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND
     THE TRUST......................................................
     The Manufacturers Life Insurance Company of
     New York ......................................................
     The Variable Account ..........................................
     The Trust......................................................
DESCRIPTION OF THE CONTRACT ........................................
   ACCUMULATION PERIOD PROVISIONS ..................................
     Purchase Payments .............................................
     Accumulation Units ............................................
     Value of Accumulation Units ...................................
     Net Investment Factor .........................................
     Transfers Among Investment Options.............................
     Maximum Number of Investment Options...........................
     Telephone Transactions.........................................
     Special Transfer Services - Dollar Cost Averaging..............
     Asset Rebalancing Program......................................
     Withdrawals....................................................
     Special Withdrawal Services - The Income Plan .................
     Death Benefit During Accumulation Period.......................
   PAY-OUT PERIOD PROVISIONS .......................................
     General........................................................
     Annuity Options ...............................................
     Determination of Amount of the First Variable
       Annuity Payment..............................................
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ........................
     Transfers During Pay-out Period ...............................
     Death Benefit During Pay-out Period............................
   OTHER CONTRACT PROVISIONS .......................................
     Right to Review Contract ......................................
     Ownership .....................................................
     Annuitant .....................................................
     Beneficiary ...................................................
     Modification ..................................................
     Our Approval ..................................................
     Misstatement and Proof of Age, Sex or Survival.................
   FIXED ACCOUNT INVESTMENT OPTIONS.................................
CHARGES AND DEDUCTIONS .............................................
     Administration Fees............................................
     Distribution Fee...............................................
     Mortality and Expense Risk Charge .............................
     Taxes .........................................................
     Expenses of Distributing Contracts.............................
FEDERAL TAX MATTERS ................................................
   INTRODUCTION ....................................................
   OUR TAX STATUS ..................................................
   TAXATION OF ANNUITIES IN GENERAL ................................
     Tax Deferral During Accumulation Period .......................
     Taxation of Partial and Full Withdrawals ......................
     Taxation of Annuity Benefit Payments ..........................
     Taxation of Death Benefit Proceeds ............................
     Penalty Tax on Premature Distributions ........................
     Aggregation of Contracts ......................................
   QUALIFIED RETIREMENT PLANS ......................................
     Direct Rollovers ..............................................
     Loans..........................................................
   FEDERAL INCOME TAX WITHHOLDING...................................
GENERAL MATTERS.....................................................
     Performance Data...............................................
     Asset Allocation and Timing Services...........................
     Distribution of Contracts .....................................
     Contract Owner Inquiries.......................................
     Confirmation Statements........................................
     Legal Proceedings .............................................
     Cancellation of Contract.......................................
     Voting Interest................................................
APPENDIX A:  SPECIAL TERMS..........................................A-1
APPENDIX B:  TABLE OF ACCUMULATION UNIT VALUES
   RELATING TO THE CONTRACT.........................................B-1
APPENDIX C: QUALIFIED PLAN TYPES....................................C-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. Under the contract, you make a single payment to us (the "ACCUMULATION PERIOD") and then later, beginning on the "MATURITY DATE" we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

When you purchase a variable annuity for any tax-qualified retirement plan, the variable annuity does not provide any additional tax deferred treatment of earnings beyond the treatment provided by the plan. Consequently, you should purchase a variable annuity for a tax-qualified plan only on the basis of other benefits offered by the variable annuity. These benefits may include lifetime income payments, protection through the death benefit, and guaranteed fees.

PURCHASE PAYMENT LIMITS. The minimum purchase payment is $25,000. Additional purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to purchase the contract.


INVESTMENT OPTIONS. Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options. After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments. Currently, fifty-nine Variable Account investment options are available under the contract. Each Variable Account investment options is a sub-account of the Variable Account that invests in SERIES II SHARES (FORMERLY REFERRED TO AS "CLASS B SHARES") OF a corresponding portfolio of the Trust. (CONTRACTS ISSUED PRIOR TO JANUARY 28, 2002 INVEST IN SERIES I SHARES (FORMERLY REFERRED TO AS CLASS A SHARES.) A full description of each Trust portfolio is in the accompanying prospectus of the Trust. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the Trust portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.


Allocating assets only to one or a small number of the investment options (other than the Lifestyle Trusts) should not be considered a balanced investment strategy. In particular, allocating assets to a small number of investment options that concentrate their investments in a particular business or market sector will increase the risk that the value of your contract will be more volatile since these investment options may react similarly to business or market specific events. Examples of business or market sectors where this risk historically has been and may continue to be particularly high include: (a) technology related businesses, including internet related businesses, (b) small cap securities and (c) foreign securities. The Company does not provide advice regarding appropriate investment allocations, please discuss this matter with your financial adviser.

TRANSFERS. During the accumulation period, you may transfer your contract values among any of the investment options. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% penalty tax. A systematic withdrawal plan service is available under the contract.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of ANNUITY BENEFIT PAYMENTS involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any unpaid loans (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity benefit payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "maturity date" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.


TAXATION. Generally, all earnings on the underlying investments are tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus any prior withdrawals that were not taxable. A penalty tax may apply to withdrawals and annuity benefit payments prior to age 59 1/2.


CHARGES AND DEDUCTIONS. The following Table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios of the Trust. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts and we reserve the right to impose an annual $30 per contract administration fee on contracts where the contract value is less than $10,000 as a result of a partial withdrawal. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus under "Charges and Deductions." The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust Prospectus.

CONTRACT OWNER TRANSACTION EXPENSES

Deferred sales load (withdrawal charge as percentage of purchase payments)  NONE


TRANSFER FEE...................................................................     None



We reserve the right, however, to impose a charge in the future for transfers in excess of 12 per year. The amount of this fee has not yet been determined.



SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees................................................     1.25%
Administration fee ............................................................     0.25%
Distribution fee...............................................................     0.15%

Total Separate Account Annual Expenses.........................................     1.65%


                              TRUST ANNUAL EXPENSES
          (Series I Shares (Formerly Referred to as "Class A Shares"))
        (as a percentage of Trust average net assets for the fiscal year ended December 31, 2001)(A)



                                                         SERIES                        TOTAL TRUST
                                                         I RULE     OTHER EXPENSES   ANNUAL EXPENSES
                                      MANAGEMENT         12b-1      (AFTER EXPENSE   (AFTER EXPENSE
TRUST PORTFOLIO                       FEES               FEES        REIMBURSEMENT)   REIMBURSEMENT)
---------------                       ----               ----        --------------   --------------
Internet Technologies                 1.000%             0.150%          0.110%           1.26%
Pacific Rim Emerging Markets          0.700%             0.150%          0.380%           1.23%
Telecommunications                    0.950%             0.150%          0.340%           1.44%(B)
Science & Technology                  0.916%(E)          0.150%          0.060%           1.13%
International Small Cap               0.950%             0.150%          0.500%           1.60%
Health Sciences                       0.942%(E)          0.150%          0.350%           1.44%(B)
Aggressive Growth                     0.850%             0.150%          0.070%           1.07%
Emerging Small Company                0.900%             0.150%          0.070%           1.12%
SMALL COMPANY BLEND                   0.900%             0.150%          0.120%           1.17%
Dynamic Growth                        0.850%             0.150%          0.080%           1.08%
Mid Cap Growth                        0.850%             0.150%          0.390%           1.39%(B)
Mid Cap Opportunities                 0.850%             0.150%          0.440%           1.44%(B)
Mid Cap Stock                         0.775%             0.150%          0.080%           1.00%
All Cap Growth                        0.785%             0.150%          0.060%           0.99%
Financial Services                    0.800%             0.150%          0.260%           1.21%(B)
Overseas                              0.800%             0.150%          0.150%           1.10%
International Stock                   0.838%(E)          0.150%          0.170%           1.16%
International Value                   0.850%             0.150%          0.150%           1.15%
Capital Appreciation                  0.750%             0.150%          0.300%           1.20%
Strategic Opportunities               0.700%             0.150%          0.060%           0.91%
Quantitative Mid Cap                  0.650%             0.150%          0.100%           0.90%(B)
Global Equity                         0.750%             0.150%          0.110%           1.01%
Strategic Growth                      0.750%             0.150%          0.200%           1.10%(B)
Growth                                0.697%             0.150%          0.060%           0.91%
Large Cap Growth                      0.750%             0.150%          0.080%           0.98%
All Cap Value                         0.800%             0.150%          0.470%           1.42%(B)
Capital Opportunities                 0.750%             0.150%          0.500%           1.40%(B)(G)

Quantitative Equity              0.599%              0.150%        0.060%             0.81%
Blue Chip Growth                 0.702%(E)           0.150%        0.060%             0.91%
Utilities                        0.750%              0.150%        0.500%(G)          1.40%(B)(G)
Real Estate Securities           0.645%              0.150%        0.070%             0.87%
Small Company Value              0.891%(E)           0.150%        0.110%             1.15%
Mid Cap Value                    0.800%              0.150%        0.200%             1.15%(B)
Value                            0.642%              0.150%        0.060%             0.85%
Tactical Allocation              0.750%              0.150%        0.400%             1.30%
Fundamental Value                0.798%              0.150%        0.120%             1.07%(B)
Growth & Income                  0.529%              0.150%        0.050%             0.73%
U.S. Large Cap Value             0.725%              0.150%        0.050%             0.93%
Equity-Income                    0.711%(E)           0.150%        0.050%             0.91%
Income & Value                   0.650%              0.150%        0.070%             0.87%
Balanced                         0.563%              0.150%        0.100%             0.81%
High Yield                       0.625%              0.150%        0.060%             0.84%
Strategic Bond                   0.625%              0.150%        0.080%             0.86%
Global Bond                      0.600%              0.150%        0.220%             0.97%



                                                    SERIES                          TOTAL TRUST
                                                    I RULE     OTHER EXPENSES     ANNUAL EXPENSES
                                 MANAGEMENT         12b-1      (AFTER EXPENSE     (AFTER EXPENSE
TRUST PORTFOLIO                  FEES               FEES       REIMBURSEMENT)     REIMBURSEMENT)
---------------                  ----               ----       --------------     --------------
Total Return                     0.600%              0.150%        0.060%             0.81%
Investment Quality Bond          0.500%              0.150%        0.090%             0.74%
Diversified Bond                 0.600%              0.150%        0.070%             0.82%
U.S. Government Securities       0.550%              0.150%        0.060%             0.76%
Money Market                     0.350%              0.150%        0.050%             0.55%
Small Cap Index                  0.375%              0.150%        0.075%             0.60%
International Index              0.400%              0.150%        0.050%             0.60%
Mid Cap Index                    0.375%              0.150%        0.075%             0.60%
Total Stock Market Index         0.375%              0.150%        0.060%             0.59%
500 Index                        0.375%              0.150%        0.050%             0.57%
Lifestyle Aggressive 1000        0.065%              0.000%        0.010%             0.075%(C)(D)
Lifestyle Growth 820             0.054%              0.000%        0.021%             0.075%(C)(D)
Lifestyle Balanced 640           0.054%              0.000%        0.021%             0.075%(C)(D)
Lifestyle Moderate 460           0.062%              0.000%        0.013%             0.075%(C)(D)
Lifestyle Conservative 280       0.069%              0.000%        0.006%             0.075%(C)(D)


                              Trust Annual Expenses
              (Series II (Formerly Referred to as Class B Shares))
     (as a Percentage of Trust average net assets for the fiscal year ended
                               December 31, 2001)


                                                                                        TOTAL TRUST
                                                  SERIES II     OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT       RULE 12b-1    (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES             FEES          REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----             ----          --------------        --------------
Internet Technologies            1.000%              0.350%        0.110%             1.46%
Pacific Rim Emerging Markets     0.700%              0.350%        0.380%             1.43%
Telecommunications               0.950%              0.350%        0.340%             1.64%(B)
Science & Technology             0.916%(E)           0.350%        0.060%             1.33%
International Small Cap          0.950%              0.350%        0.500%             1.80%
Health Sciences                  0.942%(E)           0.350%        0.350%             1.64%(B)
Aggressive Growth                0.850%              0.350%        0.070%             1.27%
Emerging Small Company           0.900%              0.350%        0.070%             1.32%
Small Company Blend              0.900%              0.350%        0.120%             1.37%
Dynamic Growth                   0.850%              0.350%        0.080%             1.28%
Mid Cap Growth                   0.850%              0.350%        0.390%             1.59%(B)

Mid Cap Opportunities            0.850%              0.350%        0.440%             1.64%(B)
Mid Cap Stock                    0.775%              0.350%        0.080%             1.20%
All Cap Growth                   0.785%              0.350%        0.060%             1.19%
Financial Services               0.800%              0.350%        0.260%             1.41% B
Overseas                         0.800%              0.350%        0.150%             1.30%
International Stock              0.838%(E)           0.350%        0.170%             1.36%
International Value              0.850%              0.350%        0.150%             1.35%
Capital Appreciation             0.750%              0.350%        0.300%             1.40%
Strategic Opportunities          0.700%              0.350%        0.060%             1.11%
Quantitative Mid Cap             0.650%              0.350%        0.100%             1.10%(B)
Global Equity                    0.750%              0.350%        0.110%             1.21%
Strategic Growth                 0.750%              0.350%        0.200%             1.30%(B)
Growth                           0.697%              0.350%        0.060%             1.11%
Large Cap Growth                 0.750%              0.350%        0.080%             1.18%
All Cap Value                    0.800%              0.350%        0.470%             1.62%(B)
Capital Opportunities            0.750%              0.350%        0.500%(G)          1.60%(B)(G)
Quantitative Equity              0.599%              0.350%        0.060%             1.01%
Blue Chip Growth                 0.702%(E)           0.350%        0.060%             1.11%
Utilities                        0.750%              0.350%        0.500%(G)          1.60%(B)(G)
Real Estate Securities           0.645%              0.350%        0.070%             1.07%
Small Company Value              0.891%(E)           0.350%        0.110%             1.35%
Mid Cap Value                    0.800%              0.350%        0.200%             1.35%(B)
Value                            0.642%              0.350%        0.060%             1.05%
Tactical Allocation              0.750%              0.350%        0.400%             1.50%
Fundamental Value                0.798%              0.350%        0.120%             1.27%(B)
Growth & Income                  0.529%              0.350%        0.050%             0.93%
U.S. Large Cap Value             0.725%              0.350%        0.050%             1.13%
Equity-Income                    0.711%(E)           0.350%        0.050%             1.11%
Income & Value                   0.650%              0.350%        0.070%             1.07%
BALANCED                         0.563%              0.350%        0.100%             1.01%
High Yield                       0.625%              0.350%        0.060%             1.04%
Strategic Bond                   0.625%              0.350%        0.080%             1.06%
GLOBAL BOND                      0.600%              0.350%        0.220%             1.17%




                                                                                        TOTAL TRUST
                                                  SERIES II     OTHER EXPENSES        ANNUAL EXPENSES
                                 MANAGEMENT       RULE 12b-1    (AFTER EXPENSE        (AFTER EXPENSE
TRUST PORTFOLIO                  FEES             FEES          REIMBURSEMENT)        REIMBURSEMENT)
---------------                  ----             ----          --------------        --------------
Total Return                     0.600%           0.350%           0.060%                  1.01%
Investment Quality Bond          0.500%           0.350%           0.090%                  0.94%
Diversified Bond                 0.600%           0.350%           0.070%                  1.02%
U.S. Government Securities       0.550%           0.350%           0.060%                  0.96%
Money Market                     0.350%           0.350%           0.050%                  0.75%
Small Cap Index                  0.375%           0.350%           0.075%                  0.80%
International Index              0.400%           0.350%           0.050%                  0.80%
Mid Cap Index                    0.375%           0.350%           0.075%                  0.80%
Total Stock Market Index         0.375%           0.350%           0.060%                  0.79%
500 Index                        0.375%           0.350%           0.050%                  0.77%
Lifestyle Aggressive 1000        0.065%           0.000%           0.010%                  0.075%(C),(D)
Lifestyle Growth 820             0.054%           0.000%           0.021%                  0.075%(C),(D)
Lifestyle Balanced 640           0.054%           0.000%           0.021%                  0.075%(C),(D)
Lifestyle Moderate 460           0.062%           0.000%           0.013%                  0.075%(C),(D)
Lifestyle Conservative 280       0.069%           0.000%           0.006%                  0.075%(C),(D)



(A) Effective January 1, 2002, the Trust implemented a Series I Rule 12b-1 plan while simultaneously reducing its advisory fees and implementing advisory fee breakpoints. The trust annual expense chart reflects these changes.

(B) Annualized; for the period April 30, 2001 (commencement of operations) to December 31, 2001.



(C) The investment adviser to the Trust, Manufacturers Securities Services, LLC ("MSS" or the "Adviser") has voluntarily agreed to pay certain expenses of each Lifestyle Trust as noted below. (For purposes of the expense reimbursement, total expenses of a Lifestyle Trust includes the advisory fee but excludes (a) the expenses of the Underlying Portfolios,
      (b) taxes, (c) portfolio brokerage, (d) interest, (e) litigation and (f) indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business.)


            If total expenses of a Lifestyle Trust (absent reimbursement) exceed 0.075%, the Adviser will reduce the advisory fee or reimburse expenses of that Lifestyle Trust by an amount such that total expenses of the Lifestyle Trust equal 0.075%. If the total expenses of the Lifestyle Trust (absent reimbursement) are equal to or less than 0.075%, then no expenses will be reimbursed by the Adviser.


      This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be higher (based on current advisory fees and the Other Expenses of the Lifestyle Trusts for the fiscal year ended December 31, 2001 as noted in the chart below:



                                                        RULE                           TOTAL TRUST
                                        MANAGEMENT      12b-1         OTHER            ANNUAL
    TRUST PORTFOLIO                     FEES            FEES          EXPENSES         EXPENSES
    ---------------                     ----            ----          --------         --------
    Lifestyle Aggressive 1000           0.065%         0.000%         1.081%          1.146%
    Lifestyle Growth 820                0.054%         0.000%         0.998%          1.052%
    Lifestyle Balanced 640              0.054%         0.000%         0.914%          0.968%
    Lifestyle Moderate 460              0.062%         0.000%         0.823%          0.885%
    Lifestyle Conservative 280          0.069%         0.000%         0.790%          0.859%



(D) Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must bear its own expenses. However, the Adviser is currently paying certain of these expenses as described in footnote (C) above.



(E) Effective June 1, 2000, the Adviser voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, Small Company Value Trust, the Blue Chip Growth Trust, the Equity-Income Trust and the International Stock Trust. Once the combined assets exceed specified amounts, the fee reduction is increased. The percentage fee reduction for each asset level is as follows:

                                                                           FEE REDUCTION
                  COMBINED ASSET LEVELS                        (AS A PERCENTAGE OF THE ADVISORY FEE)
                  First $750 million                                            0.00%
                  Between $750 million and $1.5 billion                         5.00%
                  Between $1.5 billion and $3.0 billion                         7.50%
                  Over $3.0 billion                                            10.00%



      The fee reductions are applied to the advisory fees of each of the six portfolios. (However, in the case of the Small Company Value Trust, the fee reduction will be reduced by 0.05% of the first $500 million in net assets.) This voluntary fee waiver may be terminated at any time by the adviser. As of December 31, 2001, the combined asset level for all six portfolios was approximately $4.097 billion resulting in a fee reduction of 5.00%. There is no guarantee that the combined asset level will remain at this amount. If the combined asset level were to decrease to a lower breakpoint, the fee reduction would decrease as well.



(F) MSS has voluntarily agreed to pay expenses of each Index Trust (excluding the advisory fee) that exceed the following amounts: 0.050% in the case of the International Index Trust and 500 Index Trust and 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and Total Stock Market Index Trust. For Series I Shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.07% and 0.62%, respectively, for the International Index Trust, 0.075% and 0.60%, respectively, for the Small Cap Index Trust, and 0.075% and 0.60%, respectively, for the Mid Cap Index Trust and 0.060% and 0.59%, respectively, for the Total Stock Market Index Trust. For Series II shares, if such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" Would be 0.07% and 0.82%, Respectively, for the International Index Trust, 0.075% and 0.80%, respectively, for the Small Cap Index Trust, and 0.075% and 0.80%, respectively, for the Mid Cap Index Trust and 0.06% and 0.79%, respectively, for the Total Stock Market Index Trust. It is estimated that the expense reimbursement will not be effective during the year end December 31, 2002 for the 500 Index Trust. The expense reimbursement may be terminated at any time by MSS.



(G) For all portfolios except the Lifestyle Trusts, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary Expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Capital Opportunities and Utilities Trusts, the adviser reimbursed the portfolios for certain Expenses for the year ended December 31, 2001. For Series I Shares, if such expense reimbursement were not in effect, it is estimated that "other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.46%, respectively, for the Capital Opportunities Trust and 0.610% and 1.51%, respectively for the Utilities Trust. For Series II shares, If such expense reimbursement were not in effect, it is estimated that "Other Expenses" and "Total Trust Annual Expenses" would be 0.560% and 1.66%, respectively, for the Capital Opportunities Trust and 0.610% and 1.71%, respectively for the Utilities Trust. These voluntary expense reimbursements may be terminated at any time.

EXAMPLE

YOU will have paid the following expenses on a $1,000 investment, assuming a 5% annual return on assets, regardless of whether YOU annuitized as provided in the contract, surrendered the contract or did not surrender the contract at the end of the applicable time period:




 CONTRACTS THAT INVEST IN SERIES I SHARES (FORMERLY CLASS A SHARES) OF THE TRUST


TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Internet Technologies                                  29              90              153            323
Pacific Rim Emerging Markets                           29              89              152            320
Telecommunications                                     31              95              162            340
Science & Technology                                   28              86              147            311
International Small Cap                                33             100              170            355
Health Sciences                                        31              95              162            340
Aggressive Growth                                      28              84              144            305
Emerging Small Company                                 28              86              146            310
Small Company Blend                                    29              87              149            315
Dynamic Growth                                         28              85              144            306
Mid Cap Growth                                         31              94              160            336
Mid Cap Opportunities                                  31              95              162            340
Mid Cap Stock                                          27              82              141            298
All Cap Growth                                         27              82              140            297
Financial Services                                     29              89              151            319
Overseas                                               28              85              145            308
International Stock                                    28              87              148            314
International Value                                    28              87              148            313
Capital Appreciation                                   29              88              150            318

TRUST PORTFOLIO                                      1 YEAR          3 YEAR          5 YEAR          10 YEAR
---------------                                      ------          ------          ------          -------
Strategic Opportunities                                26              80              136            290
Quantitative Mid Cap                                   26              79              136            289
Small Company Value                                    27              83              141            299
Global Equity                                          28              85              145            308
Strategic Growth                                       26              80              136            290
Growth                                                 27              82              140            296
Large Cap Growth                                       31              95              161            338
All Cap Value                                          31              94              160            336
Capital Opportunities                                  25              77              131            280
Quantitative Equity                                    26              80              136            290
Blue Chip Growth                                       31              94              160            336
Utilities                                              26              78              134            286
Real Estate Securities                                 28              87              148            313
Small Company Value                                    28              87              148            313
Mid Cap Value                                          25              78              133            284
Value                                                  30              91              155            327
Tactical Allocation                                    28              84              144            305
Fundamental Value                                      24              74              127            272
Growth & Income                                        26              80              137            291
U.S. Large Cap Value                                   26              80              136            290
EQUITY-INCOME                                          26              78              134            286
INCOME & VALUE                                         25              77              131            280
BALANCED                                               25              78              133            283
HIGH YIELD                                             25              78              134            285
STRATEGIC BOND                                         27              81              139            295
GLOBAL BOND                                            25              77              131            280
TOTAL RETURN                                           24              75              128            273
Investment Quality Bond                                25              77              132            281
Diversified Bond                                       24              75              129            275
U.S. Government Securities                             22              69              118            253
Money Market                                           23              70              120            258
Small Cap Index                                        23              70              120            258
International Index                                    23              70              120            258
Mid Cap Index                                          23              70              120            257
Total Stock Market Index                               23              69              119            255
500 Index                                              18              54               94            204
Lifestyle Aggressive 1000                              18              54               94            204
Lifestyle Growth 820                                   18              54               94            204
Lifestyle Balanced 640                                 18              54               94            204
Lifestyle Moderate 460                                 18              54               94            204
Lifestyle Conservative 280                             25              78              133            284



CONTRACTS THAT INVEST IN SERIES II SHARES (FORMERLY CLASS B SHARES) OF THE TRUST

TRUST PORTFOLIO                            1 YEAR       3 YEAR       5 YEAR       10 YEAR
---------------                            ------       ------       ------       -------
Internet Technologies                        31            96          163          342
Pacific Rim Emerging Markets                 31            95          162          339
Telecommunications                           33           101          172          359
Science & Technology                         30            92          157          330
International Small Cap                      35           106          179          373
Health Sciences                              33           101          172          359
Aggressive Growth                            30            90          154          324
Emerging Small Company                       30            92          156          329
Small Company Blend                          30            93          159          334
Dynamic Growth                               30            91          154          325
Mid Cap Growth                               33           100          169          354
Mid Cap Opportunities                        33           101          172          359
Mid Cap Stock                                29            88          150          318
All Cap Growth                               29            88          150          317
Financial Services                           31            95          161          337
Overseas                                     30            91          155          327
International Stock                          30            93          158          333
International Value                          30            93          158          332
Capital Appreciation                         31            94          160          336
Strategic Opportunities(A)                   28            86          146          309
Quantitative Mid Cap                         28            85          145          308
Small Company Value                          29            89          151          319
Global Equity                                30            91          155          327
Strategic Growth                             28            86          146          309
Growth                                       29            88          149          316
Large Cap Growth                             33           101          171          357
All Cap Value                                33           100          170          355
Capital Opportunities                        27            83          141          299
Quantitative Equity                          28            86          146          309
Blue Chip Growth                             33           100          170          355
Utilities                                    28            84          144          305
Real Estate Securities                       30            93          158          332
Small Company Value                          30            93          158          332
Mid Cap Value                                27            84          143          303
Value                                        32            97          165          346
Tactical Allocation                          30            90          154          324
Fundamental Value                            26            80          137          291
Growth & Income                              28            86          147          311
U.S. Large Cap Value                         28            86          146          309
Equity-Income                                28            84          144          305
Income & Value                               27            83          141          299
Balanced                                     27            84          142          302
High Yield                                   27            84          143          304
Strategic Bond                               29            87          149          315
Global Bond                                  27            83          141          299
Total Return                                 26            81          138          292
Investment Quality Bond                      27            83          141          300
Diversified Bond                             26            81          139          294
U.S. Government Securities                   24            75          128          274
Money Market                                 25            76          131          279
Small Cap Index                              25            76          131          279
International Index                          25            76          131          279
Mid Cap Index                                25            76          130          278
Total Stock Market Index                     25            75          129          276
500 Index                                    18            54           94          204
Lifestyle Aggressive 1000                    18            54           94          204
Lifestyle Growth 820                         18            54           94          204
Lifestyle Balanced 640                       18            54           94          204
Lifestyle Moderate 460                       18            54           94          204
Lifestyle Conservative 280                   25            78          133          284

(A)     Formerly, the Mid Cap Blend Trust



     For purposes of presenting the foregoing Example, we have made certain assumptions. We have assumed that, where applicable, the maximum deferred sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same (including any voluntary expense reimbursement continuing in effect). Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLE ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

LOCATION OF FINANCIAL STATEMENTS OF REGISTRANT AND DEPOSITOR

         Our financial statements and those of the Variable Account may be found in the Statement of Additional Information.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT AND THE TRUST

================================================================================
We are an indirect subsidiary of MFC.
================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK


         We are a stock life insurance company organized under the laws of New York on February 10, 1992. Our principal office is located at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. We are a wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("MANULIFE USA"), a stock life insurance company INCORPORATED IN MAINE ON AUGUST 20, 1955 BY A SPECIAL ACT OF THE MAINE LEGISLATURE AND REDOMESTICATED UNDER THE LAWS OF MICHIGAN WITH ITS PRINCIPAL OFFICE LOCATED AT 73 TREMONT Street, Boston, Massachusetts 02108. Our ultimate parent is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


The Manufacturers Life Insurance Company of New York's financial ratings are as follows:


         A++ A.M. Best

         Superior COMPANIES HAVE A VERY STRONG ABILITY TO MEET THEIR OBLIGATIONS; 1ST CATEGORY OF 16

         AAA FITCH

         EXCEPTIONALLY STRONG CAPACITY TO MEET POLICYHOLDER AND CONTRACT OBLIGATIONS; 1ST CATEGORY OF 24

         AA+ Standard & Poor's

         Very strong financial SECURITY CHARACTERISTICS; 2nd category of 21


These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of New York's ability to honor the death benefit, fixed account guarantees and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

================================================================================
The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

THE VARIABLE ACCOUNT

         We established the Variable Account on March 4, 1992. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has fifty-nine sub-accounts. We reserve the right, subject to prior approval of the New York Superintendent of Insurance and compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish.

================================================================================
The Trust is a mutual fund in which the Variable Account invests.
================================================================================

THE TRUST


         The assets of each sub-account of the Variable Account are invested in Series II Shares (formerly referred to as "Class B Shares") of a corresponding investment portfolio of the Trust. (Contracts issued prior to January 28, 2002 invest in Series I Shares (formerly referred to as "Class A Shares"). The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Dynamic Growth Trust, Global Bond Trust, Utilities, Health Sciences and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC ("MSS").



         Each of the Trust Portfolios, except the Lifestyle Trusts, are subject to a Rule 12b-1 fee of 0.35% of a Portfolio's Series II net assets (0.15% in the case of a Portfolio's Series I net assets).



         The trust currently has the following subadvisers who manage the portfolios of the Trust which are investment options for this contract, one of which is Manufacturers Adviser Corporation ("MAC"). Both MSS and MAC are affiliates of ours.



         SUBADVISER                                                      PORTFOLIO
         ----------                                                      ---------
         A I M Capital Management, Inc.                                  All Cap Growth Trust
                                                                         Aggressive Growth Trust

         Capital Guardian Trust Company                                  Small Company Blend Trust
                                                                         U.S. Large Cap Value Trust
                                                                         Income & Value Trust
                                                                         Diversified Bond Trust

         Cohen & Steers Capital Management, Inc.                         Real Estate Securities Trust

         Davis Select Advisers, L.P.                                     Financial Services Trust
                                                                         Fundamental Value Trust

         The Dreyfus Corporation                                         All Cap Value Trust

         Fidelity Management & Research Company                          Strategic Opportunities Trust(A)
                                                                         Large Cap Growth Trust
                                                                         Overseas Trust

         Founders Asset Management LLC                                   International Small Cap Trust

         Franklin Advisers, Inc.                                         Emerging Small Company Trust

         INVESCO Funds Group, Inc.                                       Telecommunications Trust
                                                                         Mid Cap Growth Trust

         Janus Capital Corporation                                       Dynamic Growth Trust

         Jennison Associates LLC                                         Capital Appreciation Trust

         Lord, Abbett & Co.                                              Mid Cap Value Trust

         Manufacturers Adviser Corporation                               Pacific Rim Emerging Markets
         Trust

                                                                         Quantitative Equity Trust
                                                                         Quantitative Mid Cap Trust
                                                                         Money Market Trust
                                                                         Index Trusts
                                                                         Lifestyle Trusts(B)
                                                                         Balanced TRUST

         SUBADVISER                                                      PORTFOLIO
         ----------                                                      ---------
         Massachusetts Financial Services Company                        Strategic Growth Trust
                                                                         Capital Opportunities Trust
                                                                         Utilities Trust

         Miller Anderson & Sherrerd, LLP                                 Value Trust
                                                                         High Yield Trust

         Munder Capital Management                                       Internet Technologies Trust

         Pacific Investment Management Company                           Global Bond Trust
                                                                         Total Return Trust

         Putnam Investment Management, L.L.C.                            Mid Cap Opportunities Trust
                                                                         Global Equity Trust

         Salomon Brothers Asset Management Inc                           U.S. Government Securities
         Trust
                                                                         Strategic Bond Trust

         SSgA Funds Management, Inc.                                     Growth Trust
                                                                         Lifestyle Trusts(A)

         T. Rowe Price Associates, Inc.                                  Science & Technology Trust
                                                                         Small Company Value Trust
                                                                         Health Sciences Trust
                                                                         Blue Chip Growth Trust
                                                                         Equity-Income Trust

         T. Rowe Price International, Inc.                               International Stock Trust

         Templeton Investment Counsel, Inc.                              International Value Trust

         UBS Global Asset Management                                     Tactical Allocation Trust
         (formerly, Brinson Advisors Inc.)

         Wellington Management Company, LLP                              Growth & Income Trust
                                                                         Investment Quality Bond Trust
                                                                         Mid Cap Stock Trust



----------

(A) SSgA Funds Management, Inc. provides subadvisory consulting services to Manufacturers Adviser Corporation regarding management of the Lifestyle Trusts.



THE PORTFOLIOS OF THE TRUST AVAILABLE UNDER THE CONTRACT ARE AS FOLLOWS:


The INTERNET TECHNOLOGIES TRUST seeks long-term capital appreciation by investing the portfolio's assets primarily in companies engaged in Internet-related business (such businesses also include Intranet-related businesses).

The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

The TELECOMMUNICATIONS TRUST seeks capital appreciation (with earning income as a secondary objective) by investing, under normal market conditions, primarily in equity securities of companies engaged in the telecommunications sector, that is, in the design, development, manufacture, distribution or sale of communications services and equipment and companies that are involved in supplying equipment or services to such companies.


The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital by investing, UNDER NORMAL MARKET CONDITION, AT LEAST 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in common stocks of companies expected to benefit from the development, advancement, and use of science and technology. Current income is incidental to the portfolio's objective.


The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1.5 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

The HEALTH SCIENCES TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").


The AGGRESSIVE GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year. Many of these companies are in the small and medium-sized category.


The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in common stock equity securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 GROWTH Index* ("small cap stocks") at the time of purchase.


The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalizations that approximately match the range of capitalization of the Russell 2000 Index at the time of purchase.

The DYNAMIC GROWTH TRUST seeks long-term growth of capital by investing the portfolio's assets primarily in equity securities selected for their growth potential. Normally at least 50% of its equity assets are invested in medium-sized companies.


The MID CAP GROWTH TRUST seeks capital appreciation by investing primarily in common stocks of mid-sized companies - those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.

The MID CAP OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, primarily in common stocks and other equity securities of U.S. MID-size companies.

The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities OF MID-SIZE COMPANIES with significant capital appreciation potential.

The ALL CAP GROWTH TRUST seeks long-term capital appreciation by investing the portfolio's ASSETS under normal market conditions, principally in common stocks of companies that are likely to benefit from new or innovative products, services or processes, as well as those that have experienced above average, long-term growth in earnings and have excellent prospects for future growth.

The FINANCIAL SERVICES TRUST seeks growth of capital by investing primarily in common stocks of financial companies. During normal market conditions, at least 65% (80% AFTER JULY 31, 2002) of the portfolio's NET ASSETS (PLUS ANY
BORROWINGS FOR INVESTMENT PURPOSES) are invested in companies that are principally engaged in financial services. A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services.

The OVERSEAS TRUST seeks growth of capital by investing, under normal market conditions, at least 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs)). The portfolio expects to invest primarily in equity securities.


The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

The INTERNATIONAL VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including emerging markets.

The CAPITAL APPRECIATION TRUST seeks long-term capital growth by investing at least 65% of its total assets in equity-related securities of companies that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospectus. These companies are generally medium-to-large capitalization companies.


The STRATEGIC OPPORTUNITIES TRUST seeks growth of capital by investing primarily in common stocks of U.S. issuers and securities convertible into or carrying the right to buy common stocks.

The QUANTITATIVE MID CAP TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% of ITS total assets (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants.

The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing, under normal market conditions, at least 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in equity securities of companies in at least three different countries, including the U.S. The portfolio may invest in companies of any size but emphasizes mid- and large-capitalization companies that the subadviser believes are undervalued.


The STRATEGIC GROWTH TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities (such as preferred stocks, bonds, warrants or rights convertible into stock and depositary receipts for these securities) of companies which the subadviser believes offer superior prospects for growth.

The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).


The LARGE CAP GROWTH TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in equity securities of companies with large market capitalizations.


The ALL CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in the stocks of value companies of any size.

The CAPITAL OPPORTUNITIES TRUST seeks capital appreciation by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts. The portfolio focuses on companies which the subadviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) by investing at least 65% of the portfolio's total assets in the common stocks of large and medium-sized blue chip companies. Many of the stocks in the portfolio are expected to pay dividends.


The UTILITIES TRUST seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal market conditions, at least 80% of the portfolio's NET ASSETS
(PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in equity and debt securities of domestic and foreign companies in the utilities industry.

The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and current income by investing, under normal market conditions, AT LEAST 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) IN securities of real estate companies.

The SMALL COMPANY VALUE TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in small companies whose common stocks are believed to be undervalued. UNDER NORMAL MARKET CONDITIONS, the portfolio will invest at least 80% OF ITS NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in companies with a market capitalization that do not exceed the maximum market capitalization of any security in the Russell 2000 Index at the time of purchase.

The MID CAP VALUE TRUST seeks capital appreciation by investing, under normal market conditions, at least 80% OF THE PORTFOLIO'S NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion.


The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

The TACTICAL ALLOCATION TRUST seeks total return, consisting of long-term capital appreciation and current income, by allocating the portfolio's assets between (i) a stock portion that is designed to track the performance of the S&P 500 Composite Stock Price Index, and (ii) a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days.

The FUNDAMENTAL VALUE TRUST seeks growth of capital by investing, under normal market conditions, primarily in common stocks of U.S. companies with market capitalizations of at least $5 billion that the subadviser believes are undervalued. The portfolio may also invest in U.S. companies with smaller capitalizations.

The GROWTH & INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of U.S. issuers which the subadviser believes are of high quality.

The U.S. LARGE CAP VALUE TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

The INCOME & VALUE TRUST seeks the balanced accomplishment of (a) conservation of principal and (b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed income securities.

The BALANCED TRUST seeks current income and capital appreciation by investing the portfolio's assets in a balanced portfolio of (i) equity securities and (ii) fixed income securities.

The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

The GLOBAL BOND TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU), and the U.S. dollar.

The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six-year time frame based on the subadviser's forecast for interest rates.


The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing in a diversified portfolio of investment grade BONDS AND TENDS TO FOCUS ITS INVESTMENT ON corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

The DIVERSIFIED BOND TRUST seeks high total return consistent with the conservation of capital by investing, UNDER NORMAL MARKET CONDITIONS, at least 80% of the portfolio's NET ASSETS (PLUS ANY BORROWINGS FOR INVESTMENT PURPOSES) in fixed income securities.


The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by U. S. entities.

The SMALL CAP INDEX TRUST seeks to approximate the aggregate total return of a small cap U.S. domestic equity market index by attempting to track the performance of the Russell 2000 Index.*

The INTERNATIONAL INDEX TRUST seeks to approximate the aggregate total return of a foreign equity market index by attempting to track the performance of the Morgan Stanley European Australian Far East Free Index (the "MSCI EAFE Index").*

The MID CAP INDEX TRUST seeks to approximate the aggregate total return of a mid cap U.S. domestic equity market index by attempting to track the performance of the S&P Mid Cap 400 Index.*

The TOTAL STOCK MARKET INDEX seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the Wilshire 5000 Equity Index.*

The 500 INDEX TRUST seeks to approximate the aggregate total return of a broad U.S. domestic equity market index by attempting to track the performance of the S&P 500 Composite Stock Price Index.*

The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to current income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.


*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "Standard and Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)" is a trademark of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "Morgan Stanley Capital International, MSCI, and EAFE are servicemarks of Morgan Stanley Capital International Inc. or its affiliates. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.



         A full description of the Trust, including investment objectives, policies and restrictions, and the risks relating to investment in each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus. The Trust prospectus should be read carefully before allocating purchase payments to a sub-account.


         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the New York Superintendent of Insurance and the SEC (to the extent required by the 1940
Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof. For further information on voting interest under the contract see "Voting Interest" in this prospectus.

                           DESCRIPTION OF THE CONTRACT

ACCUMULATION PERIOD PROVISIONS

================================================================================
The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. Payments over $1 million require our approval.
================================================================================

PURCHASE PAYMENTS


         Your purchase payments are made to us at our Annuity Service Office. The minimum purchase payment is $25,000. Subsequent purchase payments are not permitted. For purchase payments in excess of $1,000,000 you must obtain our approval in order to make the payment. PURCHASE PAYMENTS MUST BE IN U.S. DOLLARS.


         You designate how your purchase payment is to be allocated among the investment options.

================================================================================
The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
================================================================================

ACCUMULATION UNITS

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received. Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued at the end of each business day. A business day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "VALUATION PERIOD"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

         o        Where (a) is:

                  o the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus
                  o the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

         o Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

         o Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses, a portion of the distribution expenses, and mortality and expense risks. That factor is equal on an annual basis to 1.65% (0.25% for administrative expenses, 0.15% for distribution expenses and 1.25% for mortality and expense risks).

================================================================================
Amounts invested may be transferred among investment options.
================================================================================

TRANSFERS AMONG INVESTMENT OPTIONS


         During the accumulation period, you may transfer amounts among the investment options at any time and without charge upon written notice to us. (for contracts purchased on or after January 22,

2002, transfers are not permitted into any of the fixed account investment options.) Accumulation units will be canceled from the investment account from which you transfer amounts and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law).



         Currently, we impose no charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserves the right (to the extent permitted by your contract) to assess a reasonable charge to reimburse it for the expenses of processing transfers.


         Where permitted by law, we may accept your authorization for a third party to make transfers for you subject to our rules. However, the contract is not designed for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted).

MAXIMUM NUMBER OF INVESTMENT OPTIONS

         Upon issuance of the contract, purchase payments may be allocated among up to seventeen of the available investment options (including all fixed account investment options). After the contract is issued, there is no limit on the number of investment options to which you may allocate purchase payments.

TELEPHONE TRANSACTIONS

         Any person who can furnish proper account identification is permitted to request transfers by telephone. The telephone transaction privilege is made available automatically without the contract owner's election. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following: upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose new procedural requirements regarding transfer privileges.

================================================================================
Dollar Cost Averaging and Asset Rebalancing programs are available.
================================================================================

SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. A DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. If the DCA fixed account investment option is elected, the amounts allocated to this account will be credited with interest at the guaranteed interest rate in effect on the date of such allocation.

         The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. Therefore, a lower purchase price may be achieved over the long-term by purchasing more accumulation units of a particular sub-account when the unit value is low; less when the unit value is high. However, the DCA program does not guarantee profits or prevent losses in a declining market and requires regular investment regardless of fluctuating price levels. Contract owners interested in the DCA program should consider their financial ability to continue purchases through periods of low price levels. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         Asset rebalancing will only be permitted on the following time schedules:

         o quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);
         o semi-annually on June 25th and December 26th (or the next business day if these dates are not business days); or
         o annually on December 26th (or the next business day if December 26th is not a business day).

================================================================================
You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
================================================================================

WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable) and any unpaid loans (including unpaid interest). The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven calendar days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         o the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         o        trading on the New York Stock Exchange is restricted,

         o an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         o the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (See "FEDERAL TAX MATTERS"). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix C: "Qualified Plan Types")

================================================================================
Systematic "Income Plan" withdrawals are available.
================================================================================

SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 20% of the purchase payment made. If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is offered without charge.

================================================================================
If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
================================================================================

DEATH BENEFIT DURING ACCUMULATION PERIOD

         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "NON-QUALIFIED CONTRACTS." Tax law requirements applicable to qualified plans, including IRA's and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular. If you intend to use the contract in connection with a qualified plan, including an IRA, you and your advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on qualified plans, including IRAs. (See " FEDERAL TAX MATTERS" and Appendix G "Qualified Plan Types").

         AMOUNT OF DEATH BENEFIT. If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

         o        the contract value or
         o the sum of the purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

         o        the contract value or

         o the death benefit on the last day of the previous contract year, less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of:

         o        the contract value or
         o the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be greater of:

         o        the contract value or
         o the excess of the purchase payment over the sum of any amounts deducted in connection with partial withdrawals.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required completed claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         o        a certified copy of a death certificate;
         o a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         o        any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately, in which case the contract will terminate. If not taken immediately, the contract will continue subject to the following:

         o        The beneficiary will become the contract owner.

         o Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         o        No additional purchase payments may be made.

         o If the beneficiary is not the deceased owner's spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below under "Annuity Options," which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.


         o        ALTERNATIVELY, IF THE CONTRACT IS NOT A QUALIFIED CONTRACT
                  AND IF THE BENEFICIARY IS NOT THE DECEASED OWNER'S SPOUSE, DISTRIBUTION OF THE OWNER'S ENTIRE INTEREST IN THE CONTRACT MAY BE MADE AS A SERIES OF WITHDRAWALS OVER THE BENEFICIARY'S LIFE EXPECTANCY. IF THIS FORM OF DISTRIBUTION IS SELECTED, THE BENEFICIARY MAY NOT REDUCE OR STOP THE WITHDRAWALS BUT MAY

                  In any year withdraw more than the required amount for that year. If life expectancy withdrawals have been selected and the initial beneficiary dies while value remains in the contract, a successor beneficiary may either take a lump sum distribution of the remaining balance or continue periodic withdrawals according to the original schedule based on the initial beneficiary's life expectancy.


         o If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the purchase payment and all amounts deducted in connection with partial withdrawals prior to the date of the first owner's death will not be considered in the determination of the spouse's death benefit.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as an initial purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").


         In designating beneficiaries the contract owner may impose restrictions on the timing and manner of payment of death benefits. The description of death benefits in this prospectus does not reflect any of the restrictions that could be imposed, and it should be understood as describing what will happen if the contract owner chooses not to restrict death benefits under the contract. If the contract owner imposes restrictions, those restrictions will govern the payment of the death benefit.


PAY-OUT PERIOD PROVISIONS

================================================================================
You have a choice of several different ways of receiving annuity benefit payments from us.
================================================================================

GENERAL

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described above).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date. The maximum maturity date is the first day of the month following the 90th birthday of the annuitant. You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date. Maturity dates which occur at advanced ages, e.g., past age 85, may have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option a life annuity with payments guaranteed for ten years as described below. Annuity payments will be determined based on the Investment Account Value of each investment option at the maturity date. Internal Revenue Service ("IRS") regulations may preclude the availability of certain annuity options in connection with certain qualified contracts, including contracts used in connection with IRAs.

         Please read the description of each annuity option carefully. In general, a non-refund life annuity provides the highest level of payments. However, because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due. Annuities with payments guaranteed for a certain number of years may also be elected but the amount of each payment will be lower than that available under the non-refund life annuity option.

         The following annuity options are guaranteed to be offered in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that amount of the contract value used to purchase a variable annuity to the annuity tables contained in the contract. The amount of the contract value will be determined as of a date not more than ten business days prior to the maturity date. The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity. Contract value used to determine annuity payments will be reduced by any applicable premium taxes.

         The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected. However, for contracts issued in connection with certain employer-sponsored retirement plans sex-distinct tables may not be used. Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the longer the period for which payments are guaranteed under the option, the smaller the amount of the first monthly variable annuity payment will be.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units generally remains constant throughout the pay-out period (assuming no transfer is made).

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment.

================================================================================
Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
================================================================================

TRANSFERS DURING PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with New York law.

DEATH BENEFIT DURING PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made at least as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

================================================================================
You have a ten-day right to cancel your contract.
================================================================================

RIGHT TO REVIEW CONTRACT

         You may cancel the contract by returning it to our Annuity Service Office or to your registered representative within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your contract. During the first 7 days of the 10 day period we will return the purchase payment if it is greater than the amount otherwise payable.

         If you purchased the contract in connection with a replacement of an existing annuity contract (as described below), you may also cancel the contract by returning it to our Annuity Service Office or your registered representative at any time within 60 days after receiving the contract. Within 10 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans) computed at the end of the business day on which we receive your returned contract. In the case of a replacement of a contract issued by a New York insurance company, you may have the right to reinstate the prior contract. You should consult with your registered representative or attorney regarding this matter prior to purchasing the new contract.

         Replacement of an existing annuity contract generally is defined as the purchase of a new annuity contract in connection with (a) the lapse, partial or full surrender or change of, or borrowing from, an existing annuity or life insurance contract or (b) the assignment to a new issuer of an existing annuity contract. This description, however, does not necessarily cover all situations which could be considered a replacement of an existing annuity contract. Therefore, you should consult with your registered representative or attorney regarding whether the purchase of a new annuity contract is a replacement of an existing annuity or life insurance contract.

OWNERSHIP

================================================================================
You are entitled to exercise all rights under your contract.
================================================================================

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.


         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Changing the ownership of a contract, may be treated as a (potentially taxable) distribution FROM the contract value for federal tax purposes. A collateral assignment will be treated as a distribution from the contract and will be tax reported as such. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.


         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable IRS regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

================================================================================
The "annuitant" is either you or someone you designate.
================================================================================

ANNUITANT

         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "CO-ANNUITANT." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

================================================================================
The "beneficiary" is the person you designate to receive the death benefit if you die.
================================================================================

BENEFICIARY

         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, IRS regulations may limit designations of beneficiaries.

MODIFICATION

         We may not modify your contract without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.


FIXED ACCOUNT INVESTMENT OPTIONS
(ONLY AVAILABLE FOR CONTRACTS PURCHASED PRIOR TO JANUARY 22, 2002)


================================================================================
The fixed account investment options are not securities.
================================================================================

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

================================================================================
Fixed account investment options guarantee interest of at least 3%.
================================================================================


         Investment Options. For contracts purchased prior to January 22, 2002 transfers may be made to the one-year fixed account investment option and the DCA fixed investment account. However, new purchase payments may not be allocated to either fixed account investment option although renewals of amounts in existing accounts are permitted. For contracts purchased on and after January 22, 2002: (a) purchase payments may not be allocated to the fixed account investment option or the DCA fixed account investment option and (b) transfers from the variable account investment options to these fixed account investment options will not be permitted.

Under the fixed account investment options, we guarantee the principal value of purchase payments and the rate of interest credited to the investment account for the term of the guarantee period. The portion of the contract value in a fixed account investment option and any fixed annuity benefit payments will reflect those interest and principal guarantees. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time to time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period and we may not change it.


         INVESTMENT ACCOUNTS. FOR CONTRACTS PURCHASED PRIOR TO JANUARY 22, 2002 TRANSFERS MAY BE MADE from the variable investment options, to the one-year fixed account investment option at any time prior to the maturity date. (SUCH TRANSFERS ARE NOT PERMITTED FOR CONTRACT PURCHASED ON OR AFTER JANUARY 22, 2002.) We establish a separate investment account each time you allocate or transfer amounts to the one-year fixed account investment option. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with a one-year guarantee period at the then current interest rate (FOR CONTRACT PURCHASED PRIOR TO JANUARY 22, 2002) or transfer the amounts to a variable account investment option, all without the imposition of any charge. In the case of renewals in the last year of the accumulation period, the only fixed account investment option available is to have interest accrued for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods. If you do not specify a renewal option, we will select the one-year fixed account investment option. In the case of a renewal in the last year of the accumulation period, we will credit interest for the remainder of the accumulation period at the then current interest rate for one-year guarantee periods.


================================================================================
Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
================================================================================

         TRANSFERS. During the accumulation period, you normally may transfer amounts from the fixed account investment option to the variable account investment options only at the end of a guaranteed period. You may, however, transfer amounts from fixed to variable account investment options prior to the end of the guarantee period pursuant to the DCA program. Where there are multiple investment accounts within the one-year fixed account investment option, amounts must be transferred from the one-year fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         o We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law).

         o If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         If you do not specify the investment options from which a partial withdrawal is to be taken, the partial withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options. Such withdrawals will be made from the investment options beginning with the shortest guarantee period. Within such a sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis. For this purpose, the DCA fixed account investment option is considered to have a shorter guarantee period than the one-year fixed account investment option.

         Withdrawals from the contract may be subject to income tax and a 10% penalty tax (see "FEDERAL TAX MATTERS" below). Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances (see Appendix C "Qualified Plan Types").

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" below (see "FEDERAL TAX MATTERS
- Qualified Retirement Plans - Loans").

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate annuity table in the contract. If the annuity table we are then using is more favorable to you, we will substitute that annuity table. We guarantee the dollar amount of fixed annuity payments.

         CHARGES. No administrative, distribution, or mortality and expense risks charges are deducted from fixed account investment options.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against the purchase payment, contract values or annuity payments. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

================================================================================
We deduct asset-based charges totaling 1.65% on an annual basis for administration, distribution and mortality and expense risks.
================================================================================

ADMINISTRATION FEES

         A daily fee in an amount equal to 0.25% of the value of each variable investment account on an annual basis is deducted from each sub-account as an administration fee. The fee is designed to compensate us for administering the contracts and operating the Variable Account. Even though administrative expenses may increase, we guarantee that we will not increase the amount of the administration fees.

         If your contract value falls below $10,000 as a result of a partial withdrawal, we may deduct an annual administration fee of $30 as partial compensation for administrative expenses. The fee will be deducted on the last day of each contract year. It will be withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract value is withdrawn on other than the last day of any contract year, the fee will be deducted from the amount paid.

DISTRIBUTION FEE

         A daily fee in an amount equal to 0.15% of the value of each variable investment account on an annual basis is deducted from each sub-account as a distribution fee. The fee is designed to compensate us for a portion of the expenses we incur in selling the contracts.

MORTALITY AND EXPENSE RISKS CHARGE

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. The rate of the mortality and expense risks charge cannot be increased. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses. Under the Period Certain Only

Annuity Options, if you elect benefits payable on a variable basis, the mortality and expense risks charge is assessed although we bear only the expense risk and not any mortality risk. The mortality and expense risks charge is not assessed against the fixed account investment options.

================================================================================
We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
================================================================================

TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

         o        establishment or maintenance of the Variable Account,
         o        receipt of purchase payments,
         o        issuance of the contracts, or
         o commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         The State of New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to charge you, the contract owner. For non-New York residents, state premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority.

EXPENSES OF DISTRIBUTING CONTRACTS

         MSS, the principal underwriter for the contracts, pays compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 2.25% of purchase payments plus 1% of the contract value per year commencing one year after each purchase payment. These expenses are not assessed against the contracts but are instead paid by MSS. See "Distribution of Contracts" for further information.

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the Federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. You should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the IRS, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS


         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing Federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account, but the operations of the Variable Account may reduce our federal income taxes. For example, we may be eligible for certain tax credits or deductions relating to foreign taxes paid and dividends received by trust portfolios. Our use of these tax credits and deductions will not adversely affect or benefit the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account in the future, but if we are, we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

================================================================================
Gains inside the contract are usually tax-deferred until you make a withdrawal, the annuitant starts receiving annuity benefit payments, orthe beneficiary receives a death benefit payment.
================================================================================

TAX DEFERRAL DURING ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         o the contract must be owned by an individual (or treated as owned by an individual),

         o the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         o we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         o the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payment and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for Federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         o contracts acquired by an estate of a decedent by reason of the death of the decedent,
         o        certain qualified contracts,
         o certain contracts purchased by employers upon the termination of certain qualified plans,
         o certain contracts used in connection with structured settlement agreements, and
         o contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

         LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS. In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The IRS has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for Federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for Federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the IRS announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the IRS has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for Federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for Federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are taxable as ordinary income to the extent the contract value before the withdrawal exceeds the "INVESTMENT IN THE CONTRACT." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the investment in the contract. For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

================================================================================
A portion of each annuity payment is usually taxable as ordinary income.
================================================================================

TAXATION OF ANNUITY BENEFIT PAYMENTS

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "EXCLUSION AMOUNT." In the case of variable annuity payments, the exclusion amount is the investment in the contract (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by IRS regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and
         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under IRS regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         o if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or

         o if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.


         o if distributed as a series of withdrawals over the beneficiary's life expectancy, they are taxable to the extent the contract value exceeds the "Investment in the Contract."


During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         o if received in a lump sum, they are includible in income to the extent that they exceed the unrecovered investment in the contract at that time, or

         o if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

================================================================================
Withdrawals and annuity benefit payments prior to age 59 1/2 may incur a 10% penalty tax.
================================================================================

PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% penalty tax on the taxable amount of any distribution from a non-qualified contract unless the payment is:

         o received on or after the date on which the contract owner reaches age 59 1/2;

         o attributable to the contract owner becoming disabled (as defined in the tax law);

         o made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         o made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary
                  (as defined in the tax law);

         o made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         o made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above. Consult your tax advisor for additional information.

================================================================================
Special tax provisions apply to qualified plans. Consult your tax advisor prior to using a contract with a qualified plan.
================================================================================

QUALIFIED RETIREMENT PLANS

         The contracts are also available for use in connection with certain types of retirement plans, including IRAs, which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix C to this Prospectus. Appendix C also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans, including IRAs, which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans. If you are considering the purchase of a contract in connection with a qualified plan, you should consider, in evaluating the suitability of the contract, that the contract requires a minimum initial purchase payment of $25,000 and no additional purchase payments are allowed. If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.


         In addition, special rules apply to the time at which distributions to the owner and beneficiaries must commence and the form in which the distributions must be paid. These special rules may also require the length of any guarantee period to be limited. They also affect the restrictions that may be imposed by the owner on the timing and manner of payment of death benefits to the owner's designated beneficiaries or the period of time over which a designated beneficiary may extend payment of the death benefits under the contract. Failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than ROTH IRAs), lifetime distributions of minimum amounts (as specified in the tax law) to the owner must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, such distributions must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires. Distributions made under certain qualified plans, including IRAs, after the owner's death must also comply with the minimum distribution requirements, and different rules governing the timing and the manner of payments apply, depending on whether the designated beneficiary is an individual, and, if so, the owner's spouse, or an individual other than the owner's spouse. If you wish to impose restrictions on the timing and manner of payment of death benefits to your designated beneficiaries or if your beneficiary wishes to extend over a period of time the payment of the death benefits under your contract, please consult a tax advisor.


         There is also a 10% penalty tax on the taxable amount of any payment from certain qualified contracts. (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:


         o received on or after the date on which the contract owner reaches age 59 1/2,


         o received on or after the owner's death or because of the owner's disability (as defined in the tax law), or

         o made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "ELIGIBLE ROLLOVER DISTRIBUTION" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments", and (iii) certain hardship withdrawals.

         Under these requirements, Federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

LOANS

         A loan privilege is available only to owners of contracts issued in connection with Section 403(b) retirement arrangements that are not subject to Title 1 of ERISA. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and Company procedures in effect at the time a loan is made. Because the rules governing loans under section 403(b) contracts are complicated, you should consult your tax advisor before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply.

         Federal tax law also requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "loan account," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). When a loan is repaid, the appropriate amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your purchase payments are currently being allocated.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on the contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your contract value will be greater than it would have been had no loan been outstanding.

================================================================================
We may be required to withhold amounts from some payments for Federal income taxes.
================================================================================

FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                 GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. The contract is not designed, however, for professional market timing organizations or other entities or persons engaging in programmed, frequent or large exchanges (collectively, "market timers") to speculate on short-term movements in the market since such activity may be disruptive to the Trust portfolios and increase their transaction costs. Therefore, in order to prevent excessive use of the exchange privilege, we reserve the right to (a) reject or restrict any specific purchase and exchange requests and (b) impose specific limitations with respect to market timers, including restricting exchanges by market timers to certain variable investment options (transfers by market timers into or out of fixed investment options is not permitted). WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.

================================================================================
We pay broker-dealers to sell the contracts.
================================================================================


DISTRIBUTION OF CONTRACTS

      Manulife Financial Securities, a Delaware limited liability company that we control, is the principal underwriter of the contracts. Manulife Financial Securities, located at 73 Tremont Street, Boston, Massachusetts 02108, is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD"). Sales of the contracts will be made by registered representatives of broker-dealers authorized by Manulife Financial Securities to sell the contracts. Those registered representatives will also be our licensed insurance agents.

CONTRACT OWNER INQUIRIES

      Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

      You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at The Manufacturers Life Insurance Company of New York, Annuity Service Office, P.O. Box 9013, Boston, Massachusetts 02205-9013.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS


         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MANULIFE FINANCIAL SECURITIES are involved in any litigation that is of material importance to either, or that relates to the Variable Account.


CANCELLATION OF CONTRACT


         We may, at our option, cancel a contract at the end of any three consecutive contract years in which no purchase payments by or on behalf of you, have been made, if both:


         o the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and

         o the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force.

VOTING INTEREST

         As stated above under "The Trust", we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

         Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

         Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                                   APPENDIX A

                                  SPECIAL TERMS

The following terms as used in this Prospectus have the indicated meanings:

         ACCUMULATION PERIOD - The accumulation period is the period between the issue date of the contract and the maturity date of the contract. During this period, purchase payments are typically made by the owner.

         ACCUMULATION UNIT - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

         ANNUITANT - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract specification page or in the application, unless changed.

         ANNUITY UNIT - A unit of measure that is used after the maturity date to calculate variable annuity payments.

         BENEFICIARY - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be the beneficiary.

         BUSINESS DAY - Any day on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio may be determined.

         THE CODE  - The Internal Revenue Code of 1986, as amended.

         CONTINGENT BENEFICIARY - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

         CONTRACT YEAR - The period of twelve consecutive months beginning on the date as of which the contract is issued, or any anniversary of that date.

         FIXED ANNUITY - An annuity option with payments the amount of which we guarantee.

         GENERAL ACCOUNT - All of our assets other than assets in separate accounts such as the Variable Account.

         INVESTMENT ACCOUNT - An account we establish for you which represents your interest in an investment option during the accumulation period.

         INVESTMENT OPTIONS - The investment choices available to contract owners.

         LOAN ACCOUNT - The portion of our general account that is used for collateral for a loan.

         MATURITY DATE - The date on which the pay-out period commences and we begin to make annuity benefit payments to the annuitant. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. The maturity date will not be later than the annuitant's 90th birthday.

         NON-QUALIFIED CONTRACTS - Contracts which are not issued under qualified plans.

         OWNER OR CONTRACT OWNER - The person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. References in this Prospectus to contract owners are typically by use of "you." The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed.

         PAY-OUT PERIOD - The pay-out period is the period when we make annuity benefit payments to you.

         PORTFOLIO OR TRUST PORTFOLIO - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

         QUALIFIED CONTRACTS - Contracts issued under qualified plans.

         QUALIFIED PLANS - Retirement plans which receive favorable tax treatment under Section 401, 403, 408 or 408A, or 457 of the Code.

         SUB-ACCOUNT(S) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different Trust portfolio.

         UNPAID LOANS - The unpaid amounts (including any accrued interest) of loans some contract owners may have taken from us, using certain qualified contracts as collateral.

         VALUATION PERIOD - Any period from one business day to the next, measured from the time on each business day that the net asset value of each portfolio is determined.

                                   APPENDIX B

           TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT (FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST)



--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              UNIT VALUE AT             UNIT VALUE AT            NUMBER OF UNITS AT
                                         START OF YEAR(A)           END OF YEAR                 END OF YEAR
--------------------------------------------------------------------------------------------------------------
Internet Technologies
2000                                       $12.500000                $6.954217                   25,350.783
2001                                         6.954217                 3.687062                   30,398.035
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
1998                                       $12.500000                $7.656925                        0.000
1999                                         7.656925                12.267100                   11,339.373
2000                                        12.267100                 9.126236                   12,723.686
2001                                         9.126236                 7.308701                   10,086.514
--------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS
2001                                       $12.500000                 7.842239                    6,677.267
--------------------------------------------------------------------------------------------------------------
Science & Technology
1998                                       $12.500000               $19.191525                        0.000
1999                                        19.191525                37.660683                   74,836.525
2000                                        37.660683                24.427405                  154,703.587
2001                                        24.427405                14.113845                  134,829.298
--------------------------------------------------------------------------------------------------------------
International Small Cap
1998                                       $12.500000               $14.687879                        0.000
1999                                        14.687879                26.718058                    9,892.542
2000                                        26.718058                18.618300                    33,038.69
2001                                        18.618300                12.616712                   24,021.616
--------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES
2001                                       $12.500000                13.390760                    6,311.508
--------------------------------------------------------------------------------------------------------------
Aggressive Growth
1998                                       $12.500000               $12.617679                        0.000
1999                                        12.617679                16.504105                   47,183.889
2000                                        16.504105                16.721411                   125,720.93
2001                                        16.721411                12.172856                  108,705.093
--------------------------------------------------------------------------------------------------------------
Emerging Small Company
1998                                       $12.500000               $14.310172                        0.000
1999                                        14.310172                24.427201                   12,455.847
2000                                        24.427201                22.995348                   39,412.689
2001                                        22.995348                17.585667                   38,326.045
--------------------------------------------------------------------------------------------------------------
Small Company Blend
1999                                       $12.500000               $15.895877                    7,239.531
2000                                        15.895877                12.549695                   19,926.373
2001                                        12.549695                12.058116                   34,158.799
--------------------------------------------------------------------------------------------------------------
Dynamic Growth
2000                                       $12.500000                $7.894008                   55,267.713
2001                                         7.894008                 4.639280                   67,198.459
--------------------------------------------------------------------------------------------------------------
MID CAP GROWTH
2001                                       $12.500000                10.354292                    2,718.717
--------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES
2001                                       $12.500000                10.472982                    4,034.746
--------------------------------------------------------------------------------------------------------------
Mid Cap Stock
1999                                       $12.500000               $12.462837                   24,423.970
2000                                        12.462837                11.772795                   49,940.296
2001                                        11.772795                10.305876                   49,665.514
--------------------------------------------------------------------------------------------------------------
All Cap Growth
1998                                       $12.500000               $18.869029                        0.000
1999                                        18.869029                26.855000                   40,628.907
2000                                        26.855000                23.566248                  330,075.447
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              UNIT VALUE AT             UNIT VALUE AT            NUMBER OF UNITS AT
                                         START OF YEAR(A)           END OF YEAR                 END OF YEAR
--------------------------------------------------------------------------------------------------------------
2001                                        23.566248                17.667879                  105,240.687
--------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES
2001                                       $12.500000                11.504833                    9,312.282
--------------------------------------------------------------------------------------------------------------
Overseas
1998                                       $12.500000               $12.168562                        0.000
1999                                        12.168562                16.833813                   26,270.772
2000                                        16.833813                13.458771                   74,782.263
2001                                        13.458771                10.444462                   67,020.745
--------------------------------------------------------------------------------------------------------------
International Stock
1998                                       $12.500000               $14.265882                        0.000
1999                                        14.265882                18.202233                   15,681.838
2000                                        18.202233                14.938063                   58,997.979
2001                                        14.938063
--------------------------------------------------------------------------------------------------------------
International Value
1999                                       $12.500000               $12.838100                   13,081.628
2000                                        12.838100                11.813131                   26,479.891
2001                                        11.813131                10.459987                   46,660.461
--------------------------------------------------------------------------------------------------------------
Capital Appreciation
2000                                       $12.500000               $10.941194                        0.000
2001                                        10.941194                 8.779269                    9,792.286
--------------------------------------------------------------------------------------------------------------
Strategic Opportunities (B)
1998                                       $12.500000               $22.973151                      448.588
1999                                        22.973151                28.867552                   29,850.154
2000                                        28.867552                26.586905                    56,953.34
2001                                        26.586905                22.159728                   56,479.560
--------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP
2001                                       $12.500000                10.087326                        0.000
--------------------------------------------------------------------------------------------------------------
Global Equity
1998                                       $12.500000               $18.706100                    1,353.551
1999                                        18.706100                19.073534                   28,618.022
2000                                        19.073534                21.049744                   35,094.921
2001                                        21.049744                17.371743                   28,754.846
--------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH
2001                                       $12.500000                10.898344                   12,495.868
--------------------------------------------------------------------------------------------------------------
GROWTH
1998                                       $12.500000               $20.612746                        0.000
1999                                        20.612746                27.818889                   34,965.215
2000                                        27.818889                19.897782                   77,470.442
2001                                        19.897782                15.388542                   58,627.468
--------------------------------------------------------------------------------------------------------------
Large Cap Growth
1998                                       $12.500000               $18.982681                        0.000
1999                                        18.982681                23.393391                   62,551.647
2000                                        23.393391                19.733542                  120,285.875
2001                                        19.733542                15.950869                  111,949.442
--------------------------------------------------------------------------------------------------------------
ALL CAP VALUE
2001                                       $12.500000                12.473142                    1,520.720
--------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES
2001                                       $12.500000                10.581831                    5,981.651
--------------------------------------------------------------------------------------------------------------
Quantitative Equity
1998                                       $12.500000               $19.968902                        0.000
1999                                        19.968902                24.022598                   20,577.391
2000                                        24.022598                25.119884                   31,718.901
2001                                        25.119884                19.035553                   33,163.444
--------------------------------------------------------------------------------------------------------------
Blue Chip Growth
1998                                       $12.500000               $22.573222                      450.564
1999                                        22.573222                26.518360                  136,324.720
2000                                        26.518360                25.365287                  221,956.032
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              UNIT VALUE AT             UNIT VALUE AT            NUMBER OF UNITS AT
                                         START OF YEAR(A)           END OF YEAR                 END OF YEAR
--------------------------------------------------------------------------------------------------------------
2001                                         25.36287                21.302974                  214,424.484
--------------------------------------------------------------------------------------------------------------
UTILITIES
2001                                       $12.500000                 9.243770                    1,452.617
--------------------------------------------------------------------------------------------------------------
Real Estate Securities
1998                                       $12.500000               $12.255908                        0.000
1999                                        12.255908                11.090818                    3,789.517
2000                                        11.090818                13.714476                   11,807.974
2001                                        13.714476                13.913544                   11,793.610
--------------------------------------------------------------------------------------------------------------
Small Company Value
1998                                       $12.500000               $11.143828                        0.000
1999                                        11.143828                11.837890                   12,958.761
2000                                        11.837890                12.335633                   29,335.399
2001                                        12.335633                12.925755                   37,611.803
--------------------------------------------------------------------------------------------------------------
MID CAP VALUE
2001                                       $12.500000                12.945151                   15,970.320
--------------------------------------------------------------------------------------------------------------
VALUE
1998                                       $12.500000               $14.519332                        0.000
1999                                        14.519332                13.883152                   29,002.081
2000                                        13.883152                17.011828                   35,756.181
2001                                        17.011828                17.304087                   43,114.679
--------------------------------------------------------------------------------------------------------------
Tactical Allocation
2000                                       $12.500000               $11.970334                   16,194.415
2001                                        11.970334                10.197351                   39,130.070
--------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE
2001                                       $12.500000                11.600607                   14,873.756
--------------------------------------------------------------------------------------------------------------
Growth & Income
1998                                       $12.500000               $26.056725                      769.618
1999                                        26.056725                30.467742                  155,039.214
2000                                        30.467742                27.835602                  247,285.156
2001                                        27.835602                24.289203                  234,749.204
--------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value
1999                                       $12.500000               $12.700198                   42,362.048
2000                                        12.700198                12.840714                   81,871.742
2001                                        12.840714                12.307781                  102,005.892
--------------------------------------------------------------------------------------------------------------
Equity-Income
1998                                       $12.500000               $20.794388                      484.376
1999                                        20.794388                21.149570                   53,745.789
2000                                        21.149570                23.507739                   70,856.347
2001                                        23.507739                23.419227                   96,082.723
--------------------------------------------------------------------------------------------------------------
Income & Value
1998                                       $12.500000               $16.824988                        0.000
1999                                        16.824988                17.986686                   14,561.183
2000                                        17.986686                18.566934                   25,706.781
2001                                        18.566934                18.440571                   37,277.947
--------------------------------------------------------------------------------------------------------------
Balanced
1998                                       $12.500000               $16.377624                        0.000
1999                                        16.377624                15.843343                   15,773.592
2000                                        15.843343                14.130567                   34,715.321
2001                                        14.310567                12.481031                   30,880.529
--------------------------------------------------------------------------------------------------------------
High Yield
1998                                       $12.500000               $14.008370                    1,070.053
1999                                        14.008370                14.881850                   28,142.952
2000                                        14.881850                13.326181                   30,809.943
2001                                        13.326181                12.388789                   29,692.039
--------------------------------------------------------------------------------------------------------------
Strategic Bond
1998                                       $12.500000               $14.243718                    2,110.645
1999                                        14.243718                14.321908                   13,538.080
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              UNIT VALUE AT             UNIT VALUE AT            NUMBER OF UNITS AT
                                         START OF YEAR(A)           END OF YEAR                 END OF YEAR
--------------------------------------------------------------------------------------------------------------
2000                                        14.321908                15.128283                    32,503.17
2001                                        15.128283                15.808358                   30,634.799
--------------------------------------------------------------------------------------------------------------
Global Bond
1998                                       $12.500000               $14.814388                        0.000
1999                                        14.814388                13.599529                    1,654.578
2000                                        13.599529                13.602454                    9,892.372
2001                                        13.602454                13.448939                   11,652.616
--------------------------------------------------------------------------------------------------------------
Total Return
1999                                       $12.500000                12.235367                   67,694.719
2000                                        12.235367                13.348487                  139,843.015
2001                                        13.348487                14.216074                  230,671.420
--------------------------------------------------------------------------------------------------------------
Investment Quality Bond
1998                                       $12.500000               $13.299876                        0.000
1999                                        13.299876                12.847911                   33,537.825
2000                                        12.847911                13.826642                   39,894.186
2001                                        13.826642                14.596065                   57,938.053
--------------------------------------------------------------------------------------------------------------
Diversified Bond
1998                                       $12.500000               $14.663990                        0.000
1999                                        14.663990                14.527388                   26,748.830
2000                                        14.527388                15.765628                   63,838.621
2001                                        15.765628                16.605167                         0.00
--------------------------------------------------------------------------------------------------------------
U.S. Government Securities
1998                                       $12.500000               $12.999698                      772.499
1999                                        12.999698                12.757839                   25,710.833
2000                                        12.757839                13.913787                   51,955.848
2001                                        13.913787                14.647092                   98,141.563
--------------------------------------------------------------------------------------------------------------
Money Market
1998                                       $12.500000               $11.811952                        0.000
1999                                        11.811952                12.153141                  125,080.921
2000                                        12.153141                12.657686                   260,260.04
2001                                        12.657686                12.895798                  674,711.650
--------------------------------------------------------------------------------------------------------------
Small Cap Index
2000                                       $12.500000               $11.577217                      363.311
2001                                        11.577217                11.557294                    3,898.349
--------------------------------------------------------------------------------------------------------------
International Index
2000                                       $12.500000               $11.148798                      310.476
2001                                        11.148798                 8.508168                      738.452
--------------------------------------------------------------------------------------------------------------
Mid Cap Index
2000                                       $12.500000               $13.250096                     1239.102
2001                                        13.250096                12.805647                    4,310.187
--------------------------------------------------------------------------------------------------------------
Total Stock Market Index
2000                                       $12.500000               $11.123861                        0.000
2001                                        11.123861                 9.692272                      392.792
--------------------------------------------------------------------------------------------------------------
500 Index
2000                                       $12.500000               $11.182275                   17,862.748
2001                                        11.182275                 9.637624                   34,422.070
--------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000
1998                                       $12.500000               $14.064128                        0.000
1999                                        14.064128                15.855076                   11,343.154
2000                                        15.855076                14.799593                   23,563.602
2001                                        14.799593                 12.56579                   23,383.929
--------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820
1998                                       $12.500000               $14.623605                        0.000
1999                                        14.623605                16.767184                   80,481.118
2000                                        16.767184                16.001947                  112,390.944
2001                                        16.001947                14.315720                  106,016.634
--------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                              UNIT VALUE AT             UNIT VALUE AT            NUMBER OF UNITS AT
                                         START OF YEAR(A)           END OF YEAR                 END OF YEAR
--------------------------------------------------------------------------------------------------------------
1998                                       $12.500000               $14.591457                        0.000
1999                                        14.591457                16.136115                   40,993.431
2000                                        16.136115                16.274494                  124,591.205
2001                                        16.274494                 15.24085                  138,316.041
--------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460
1998                                       $12.500000               $15.096548                        0.000
1999                                        15.096548                16.021927                    7,292.329
2000                                        16.021927                16.431521                   14,462.442
2001                                        16.431521                15.984331                   57,465.309
--------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
1998                                       $12.500000               $14.950846                        0.000
1999                                        14.950846                15.324704                   36,540.735
2000                                        15.324704                16.235059                    4,839.965
2001                                        16.235059               16.4822670                   94,167.229
--------------------------------------------------------------------------------------------------------------


(A) Units under this series of contracts were first credited under the sub-accounts on November 6, 1998, except in the case of the:

o Small Company Blend, Mid Cap Stock, International Value, U.S. Large Cap Value and Total Return Trusts where units were first credited on May 1, 1999.

o Internet Technologies, Dynamic Growth, Tactical Allocation, Small Cap Index, International Index, Mid Cap Index, Total Stock Market Index and 500 Index where units were first credits on May 1, 2000.

o Capital Appreciation where units were first credited on November 1, 2000.


o TELECOMMUNICATIONS, HEALTH SCIENCES, MID CAP GROWTH, MID CAP OPPORTUNITIES, FINANCIAL SERVICES, ALL CAP VALUE, QUANTITATIVE MID CAP, STRATEGIC GROWTH, CAPITAL OPPORTUNITIES, UTILITIES, MID CAP VALUE, FUNDAMENTAL VALUE WHERE UNITS WERE FIRST CREDITED ON MAY 1, 2001.

                                   APPENDIX C

                              QUALIFIED PLAN TYPES

         Set forth below are brief descriptions of the types of qualified plans in connection with which we will issue contracts. Certain potential tax consequences associated with use of the contract in connection with qualified plans are also described. Persons intending to use the contract in connection with qualified plans should consult their tax advisor.


         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.



         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA. The Company is informally seeking IRS approval for the use of such death benefits in contracts issued as IRAs. There is no assurance that such approval will be given.


         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs).

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs).

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         o        made after the owner attains age 59 1/2;

         o        made after the owner's death;

         o        attributable to the owner being disabled; or

         o a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.


         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . Under some circumstances a Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.


         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Also, the state tax treatment of a Roth IRA may differ from the Federal income tax treatment of a Roth IRA.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the IRS could characterize the death benefit as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         o contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
         o        earnings on those contributions, and
         o earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, OR become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

                                     PART B

                            INFORMATION REQUIRED IN A

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION

                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                          NEW YORK SEPARATE ACCOUNT A

--------------------------------------------------------------------------------


                                       of

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK



                       SINGLE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of New York, at the mailing address of the Annuity Service Office at P.O. 9013, Boston, MA 02205-9013 or by telephoning
(800) 551-2078.


      The date of this Statement of Additional Information is May 1, 2002.


              The Manufacturers Life Insurance Company of New York
                              100 Summit Lake Drive
                            Valhalla, New York 10595
                                 (877) 391-3748

--------------------------------------------------------------------------------

NYVISION.SAI5/02

                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS


                                                                                                    Page
                                                                                                    ----
General Information and History..................................................................
Performance Data.................................................................................
State Premium Taxes..............................................................................
Services
         Independent Auditors....................................................................
         Servicing Agent.........................................................................
         Principal Underwriter...................................................................
Appendix A - State Premium Taxes.................................................................
Audited Financial Statements.....................................................................

                         GENERAL INFORMATION AND HISTORY


         The Manufacturers Life Insurance Company of New York Separate Account A (the "Variable Account") is a separate investment account of The Manufacturers Life Insurance Company of New York ("We" or "Us"), a stock life insurance company organized under the laws of New York in 1992. Prior to October 1, 1997, we were known as First North American Life Assurance Company. We are wholly-owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"), a stock life insurance company incorporated in Maine on August 20, 1955 by a special act of the Maine Legislature and redomesticated under the laws of Michigan. The ultimate parent of Manulife USA is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         o        redemption at the end of the time period, and
         o        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         o the inception date of the sub-account of the Variable Account which invests in the portfolio, or
         o        ten years, whichever period is shorter.

Non-standardized figures include total return figures from:

         o        inception date of the portfolio, or
         o        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods and, where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges -- mortality and expense risk fees and administrative fees) are reflected and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of this contract, November 6, 1998, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
                       CALCULATED AS OF DECEMBER 31, 2001



                                                                                  SINCE INCEPTION
                                                                                     OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR            5 YEAR        WHICHEVER IS SHORTER       DATE(A)
------------------------------------------------------------------------------------------------------------------
Internet Technologies                          -46.98%              N/A                 -51.89%           05/01/00
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets                   -19.92%              N/A                 -10.18%           01/01/97
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                                 N/A              N/A                 -37.26%           04/30/01
------------------------------------------------------------------------------------------------------------------
Science & Technology                           -42.22%              N/A                   2.46%           01/01/97
------------------------------------------------------------------------------------------------------------------
International Small Cap                        -32.23%           -1.29%                   0.16%           03/04/96
------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES                                    N/A              N/A                   7.13%           04/30/01
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH                              -27.20%              N/A                  -0.53%           01/01/97
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                         -23.53%              N/A                   7.07%           01/01/97
------------------------------------------------------------------------------------------------------------------
Small Company Blend                             -3.92%              N/A                  -1.34%           05/03/99
------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                 -41.23%              N/A                 -44.79%           05/01/00
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH                                     N/A              N/A                 -17.17%           04/30/01
------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES                              N/A              N/A                 -16.22%           04/30/01
------------------------------------------------------------------------------------------------------------------
MID CAP STOCK                                  -12.46%              N/A                  -6.98%           05/03/99
------------------------------------------------------------------------------------------------------------------
All Cap Growth                                 -25.03%            6.02%                   6.11%           03/04/96
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                 N/A              N/A                  -7.96%           04/30/01
------------------------------------------------------------------------------------------------------------------
OVERSEAS                                       -22.40%           -2.18%                   0.62%           01/09/95
------------------------------------------------------------------------------------------------------------------
International Stock                            -22.83%              N/A                  -1.61%           01/01/97
------------------------------------------------------------------------------------------------------------------
International Value                            -11.45%              N/A                  -6.47%           05/03/99
------------------------------------------------------------------------------------------------------------------
Capital Appreciation                           -19.76%              N/A                 -26.17%           11/01/00
------------------------------------------------------------------------------------------------------------------
Strategic Opportunities                        -16.65%            4.02%                  10.24%           11/02/92
------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP                               N/A              N/A                 -19.30%           04/30/01
------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY                                  -17.47%            4.03%                   7.47%           11/02/92
------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH                                   N/A              N/A                 -12.81%           04/30/01
------------------------------------------------------------------------------------------------------------------
GROWTH                                         -22.66%            2.33%                   3.88%           07/15/96
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                               -19.17%            2.90%                   5.82%           11/02/92
------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                      N/A              N/A                  -0.21%           04/30/01
------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES                              N/A              N/A                 -15.35%           04/30/01
------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY                            -24.22%              N/A                   8.78%           01/01/97
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                               -16.02%            8.29%                   8.06%           12/11/92
------------------------------------------------------------------------------------------------------------------
UTILITIES                                          N/A              N/A                 -26.05%           04/30/01
------------------------------------------------------------------------------------------------------------------
Real Estate Securities                           1.45%              N/A                   2.17%           01/01/97
------------------------------------------------------------------------------------------------------------------

Small Company Value                              4.78%              N/A                   0.79%           10/01/97
------------------------------------------------------------------------------------------------------------------
MID CAP VALUE                                      N/A              N/A                   3.56%           04/30/01
------------------------------------------------------------------------------------------------------------------
VALUE                                            1.72%              N/A                   6.72%           01/01/97
------------------------------------------------------------------------------------------------------------------
Tactical Allocation                            -14.81%              N/A                 -11.49%           05/01/00
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE                                  N/A              N/A                  -7.20%           04/30/01
------------------------------------------------------------------------------------------------------------------
Growth & Income                                -12.74%            8.67%                  11.15%           11/02/92
------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                            -4.15%              N/A                  -0.58%           05/03/99
------------------------------------------------------------------------------------------------------------------
Equity-Income                                   -0.38%            9.07%                  10.62%           02/19/93
------------------------------------------------------------------------------------------------------------------
Income & Value                                  -0.68%            7.18%                   7.49%           11/02/92
------------------------------------------------------------------------------------------------------------------
Balanced                                       -11.67%              N/A                  -0.03%           01/01/97
------------------------------------------------------------------------------------------------------------------
High Yield                                      -7.03%              N/A                  -0.18%           01/01/97
------------------------------------------------------------------------------------------------------------------
Strategic Bond                                   4.50%            3.84%                   5.30%           02/19/93
------------------------------------------------------------------------------------------------------------------

                                                                                  SINCE INCEPTION
                                                                                     OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR           5 YEAR         WHICHEVER IS SHORTER       DATE(A)
------------------------------------------------------------------------------------------------------------------
Global Bond                                     -1.13%           -0.54%                   3.94%           11/02/92
------------------------------------------------------------------------------------------------------------------
Total Return                                     6.50%              N/A                   4.94%           05/03/99
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                          5.56%            4.85%                   4.89%           11/02/92
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                 5.33%            6.21%                   6.21%           11/02/92
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                       5.27%            4.92%                   4.69%           11/02/92
------------------------------------------------------------------------------------------------------------------
Money Market                                     1.88%            3.14%                   2.86%           11/02/92
------------------------------------------------------------------------------------------------------------------
Small Cap Index                                 -0.17%              N/A                  -4.59%           05/01/00
------------------------------------------------------------------------------------------------------------------
International Index                            -23.69%              N/A                 -20.59%           05/01/00
------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                   -3.35%              N/A                   1.46%           05/01/00
------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                       -12.87%              N/A                 -14.14%           05/01/00
------------------------------------------------------------------------------------------------------------------
500 Index                                      -13.81%              N/A                 -14.43%           05/01/00
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                      -15.10%              N/A                   0.11%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                           -10.54%              N/A                   2.76%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                          -6.34%              N/A                   4.06%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                          -2.72%              N/A                   5.06%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                       1.53%              N/A                   5.71%           01/07/97
------------------------------------------------------------------------------------------------------------------


(A) Inception date of the sub-account of the Variable Account which invests in the portfolio.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001




                                                                                  SINCE INCEPTION
                                                                                     OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR            5 YEAR        WHICHEVER IS SHORTER        DATE
------------------------------------------------------------------------------------------------------------------
Internet Technologies                          -46.98%              N/A                 -51.89%           05/01/00
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging MARKETS                   -19.92%          -10.31%                  -5.82%           10/04/94
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                                 N/A              N/A                 -37.26%           04/30/01
------------------------------------------------------------------------------------------------------------------
Science & Technology                           -42.22%              N/A                   2.46%           01/01/97
------------------------------------------------------------------------------------------------------------------
International Small Cap                        -32.23%           -1.29%                   0.16%           03/04/96
------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES                                    N/A              N/A                   7.13%           04/30/01
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH                              -27.20%              N/A                  -0.53%           01/01/97
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                         -23.53%              N/A                   7.07%           01/01/97
------------------------------------------------------------------------------------------------------------------
Small Company Blend                             -3.92%              N/A                  -1.34%           05/03/99
------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                 -41.23%              N/A                 -44.79%           05/01/00
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH                                     N/A              N/A                 -17.17%           04/30/01
------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES                              N/A              N/A                 -16.22%           04/30/01
------------------------------------------------------------------------------------------------------------------
MID CAP STOCK                                  -12.46%              N/A                  -6.98%           05/03/99
------------------------------------------------------------------------------------------------------------------
All Cap Growth                                 -25.03%            6.02%                   6.11%           03/04/96
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                 N/A              N/A                  -7.96%           04/30/01
------------------------------------------------------------------------------------------------------------------
OVERSEAS                                       -22.40%           -2.18%                   0.62%           01/09/95
------------------------------------------------------------------------------------------------------------------
International Stock                            -22.83%              N/A                  -1.61%           01/01/97
------------------------------------------------------------------------------------------------------------------
International Value                            -11.45%              N/A                  -6.47%           05/03/99
------------------------------------------------------------------------------------------------------------------
Capital Appreciation                           -19.76%              N/A                 -26.17%           11/01/00
------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES                        -16.65%            4.02%                   9.16%(B)        06/18/85
------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP                               N/A              N/A                 -19.30%           04/30/01
------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY                                  -17.47%            4.03%                   6.21%(B)        03/18/88
------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH                                   N/A              N/A                 -12.81%           04/30/01
------------------------------------------------------------------------------------------------------------------
GROWTH                                         -22.66%            2.33%                   3.88%           07/15/96
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                               -19.17%            2.90%                   5.74%(B)        08/03/89
------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                      N/A              N/A                  -0.21%           04/30/01
------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES                              N/A              N/A                 -15.35%           04/30/01
------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY                            -24.22%            8.64%                   9.36%(B)        04/30/87
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                               -16.02%            8.29%                   8.06%           12/11/92
------------------------------------------------------------------------------------------------------------------
UTILITIES                                          N/A              N/A                 -26.05%           04/30/01
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
REAL ESTATE SECURITIES                           1.45%            1.68%                   8.42%(B)        04/30/87
------------------------------------------------------------------------------------------------------------------
Small Company Value                              4.78%              N/A                   0.79%           10/01/97
------------------------------------------------------------------------------------------------------------------
MID CAP VALUE                                      N/A              N/A                   3.56%           04/30/01
------------------------------------------------------------------------------------------------------------------
VALUE                                            1.72%              N/A                   6.72%           01/01/97
------------------------------------------------------------------------------------------------------------------
Tactical Allocation                            -14.81%              N/A                 -11.49%           05/01/00
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE                                  N/A              N/A                  -7.20%           04/30/01
------------------------------------------------------------------------------------------------------------------
Growth & Income                                -12.74%            8.67%                  10.66%(B)        04/23/91
------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                            -4.15%              N/A                  -0.58%           05/03/99
------------------------------------------------------------------------------------------------------------------
Equity-Income                                   -0.38%            9.07%                  10.62%           02/19/93
------------------------------------------------------------------------------------------------------------------
Income & Value                                  -0.68%            7.18%                   7.32%(B)        08/03/89
------------------------------------------------------------------------------------------------------------------
Balanced                                       -11.67%              N/A                  -0.03%           01/01/97
------------------------------------------------------------------------------------------------------------------
High Yield                                      -7.03%              N/A                  -0.18%           01/01/97
------------------------------------------------------------------------------------------------------------------

                                                                                  SINCE INCEPTION
                                                                                     OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR            5 YEAR        WHICHEVER IS SHORTER       DATE(A)
------------------------------------------------------------------------------------------------------------------
Strategic Bond                                   4.50%            3.84%                   5.30%           02/19/93
------------------------------------------------------------------------------------------------------------------
Global Bond                                     -1.13%           -0.54%                   3.65%(B)        03/18/88
------------------------------------------------------------------------------------------------------------------
Total Return                                     6.50%              N/A                   4.94%           05/03/99
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                          5.56%            4.85%                   4.87%(B)        06/18/85
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                 5.33%            6.21%                   6.09%(B)        08/03/89
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                       5.27%            4.92%                   4.67%(B)        03/18/88
------------------------------------------------------------------------------------------------------------------
Money Market                                     1.88%            3.14%                   2.77%(B)        06/18/85
------------------------------------------------------------------------------------------------------------------
Small Cap Index                                 -0.17%              N/A                  -4.59%           05/01/00
------------------------------------------------------------------------------------------------------------------
International Index                            -23.69%              N/A                 -20.59%           05/01/00
------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                   -3.35%              N/A                   1.46%           05/01/00
------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                       -12.87%              N/A                 -14.14%           05/01/00
------------------------------------------------------------------------------------------------------------------
500 Index                                      -13.81%              N/A                 -14.43%           05/01/00
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                      -15.10%              N/A                   0.11%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                           -10.54%              N/A                   2.76%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                          -6.34%              N/A                   4.06%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                          -2.72%              N/A                   5.06%           01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                       1.53%              N/A                   5.71%           01/07/97
------------------------------------------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.

(B)      10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
            FOR CONTRACTS THAT INVEST IN SERIES I SHARES OF THE TRUST
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 2001




                                                                                  SINCE INCEPTION
                                                                                     OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR            5 YEAR        WHICHEVER IS SHORTER        DATE
------------------------------------------------------------------------------------------------------------------
Internet Technologies                           -46.98%             N/A                  -51.89%          05/01/00
------------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging MARKETS                    -19.92%         -10.31%                  -10.18%          10/04/94
------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS                                  N/A             N/A                  -37.26%          04/30/01
------------------------------------------------------------------------------------------------------------------
Science & Technology                            -42.22%             N/A                    2.46%          01/01/97
------------------------------------------------------------------------------------------------------------------
International Small Cap                         -32.23%          -1.29%                    0.16%          03/04/96
------------------------------------------------------------------------------------------------------------------
HEALTH SCIENCES                                     N/A             N/A                    7.13%          04/30/01
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH                               -27.20%             N/A                   -0.53%          01/01/97
------------------------------------------------------------------------------------------------------------------
Emerging Small Company                          -23.53%             N/A                    7.07%          01/01/97
------------------------------------------------------------------------------------------------------------------
Small Company Blend                              -3.92%             N/A                   -1.34%          05/03/99
------------------------------------------------------------------------------------------------------------------
Dynamic Growth                                  -41.23%             N/A                  -44.79%          05/01/00
------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH                                      N/A             N/A                  -17.17%          04/30/01
------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES                               N/A             N/A                  -16.22%          04/30/01
------------------------------------------------------------------------------------------------------------------
MID CAP STOCK                                   -12.46%             N/A                   -6.98%          05/03/99
------------------------------------------------------------------------------------------------------------------
All Cap Growth                                  -25.03%           6.02%                    6.11%          03/04/96
------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES                                  N/A             N/A                   -7.96%          04/30/01
------------------------------------------------------------------------------------------------------------------
OVERSEAS                                        -22.40%          -2.18%                    0.62%          01/09/95
------------------------------------------------------------------------------------------------------------------
International Stock                             -22.83%             N/A                   -1.61%          01/01/97
------------------------------------------------------------------------------------------------------------------
International Value                             -11.45%             N/A                   -6.47%          05/03/99
------------------------------------------------------------------------------------------------------------------
Capital Appreciation                            -19.76%             N/A                  -26.17%          11/01/00
------------------------------------------------------------------------------------------------------------------
STRATEGIC OPPORTUNITIES                         -16.65%           4.02%                   10.24%(B)       06/18/85
------------------------------------------------------------------------------------------------------------------
QUANTITATIVE MID CAP                                N/A             N/A                  -19.30%          04/30/01
------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY                                   -17.47%           4.03%                    7.47%(B)       03/18/88
------------------------------------------------------------------------------------------------------------------
STRATEGIC GROWTH                                    N/A             N/A                  -12.81%          04/30/01
------------------------------------------------------------------------------------------------------------------
GROWTH                                          -22.66%           2.33%                    3.88%          07/15/96
------------------------------------------------------------------------------------------------------------------
Large Cap Growth                                -19.17%           2.90%                    5.82%(B)       08/03/89
------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE                                       N/A             N/A                   -0.21%          04/30/01
------------------------------------------------------------------------------------------------------------------
CAPITAL OPPORTUNITIES                               N/A             N/A                  -15.35%          04/30/01
------------------------------------------------------------------------------------------------------------------
QUANTITATIVE EQUITY                             -24.22%           8.64%                    8.78%(B)       04/30/87
------------------------------------------------------------------------------------------------------------------
Blue Chip Growth                                -16.02%           8.29%                    8.06%          12/11/92
------------------------------------------------------------------------------------------------------------------
UTILITIES                                           N/A             N/A                  -26.05%          04/30/01
------------------------------------------------------------------------------------------------------------------

REAL ESTATE SECURITIES                            1.45%           1.68%                    2.17%(B)       04/30/87
------------------------------------------------------------------------------------------------------------------
Small Company Value                               4.78%             N/A                    0.79%          10/01/97
------------------------------------------------------------------------------------------------------------------
MID CAP VALUE                                       N/A             N/A                    3.56%          04/30/01
------------------------------------------------------------------------------------------------------------------
VALUE                                             1.72%             N/A                    6.72%          01/01/97
------------------------------------------------------------------------------------------------------------------
Tactical Allocation                             -14.81%             N/A                  -11.49%          05/01/00
------------------------------------------------------------------------------------------------------------------
FUNDAMENTAL VALUE                                   N/A             N/A                   -7.20%          04/30/01
------------------------------------------------------------------------------------------------------------------
Growth & Income                                - 12.74%           8.67%                   11.15%(B)       04/23/91
------------------------------------------------------------------------------------------------------------------
U.S. Large Cap Value                             -4.15%             N/A                   -0.58%          05/03/99
------------------------------------------------------------------------------------------------------------------
Equity-Income                                    -0.38%           9.07%                   10.62%          02/19/93
------------------------------------------------------------------------------------------------------------------
Income & Value                                   -0.68%           7.18%                    7.49%(B)       08/03/89
------------------------------------------------------------------------------------------------------------------
Balanced                                       - 11.67%             N/A                   -0.03%          01/01/97
------------------------------------------------------------------------------------------------------------------
High Yield                                      - 7.03%             N/A                   -0.18%          01/01/97
------------------------------------------------------------------------------------------------------------------

                                                                                  SINCE INCEPTION
                                                                                     OR 10 YEARS,        INCEPTION
PORTFOLIO                                       1 YEAR           5 YEAR         WHICHEVER IS SHORTER      DATE(A)
------------------------------------------------------------------------------------------------------------------
Strategic Bond                                    4.50%           3.84%                    5.30%          02/19/93
------------------------------------------------------------------------------------------------------------------
Global Bond                                      -1.13%          -0.54%                    3.94% B        03/18/88
------------------------------------------------------------------------------------------------------------------
Total Return                                      6.50%             N/A                    4.94%          05/03/99
------------------------------------------------------------------------------------------------------------------
Investment Quality Bond                           5.56%           4.85%                    4.89% B        06/18/85
------------------------------------------------------------------------------------------------------------------
Diversified Bond                                  5.33%           6.21%                    6.21% B        08/03/89
------------------------------------------------------------------------------------------------------------------
U.S. Government Securities                        5.27%           4.92%                    4.69% B        03/18/88
------------------------------------------------------------------------------------------------------------------
Money Market                                      1.88%           3.14%                    2.86% B        06/18/85
------------------------------------------------------------------------------------------------------------------
Small Cap Index                                  -0.17%             N/A                   -4.59%          05/01/00
------------------------------------------------------------------------------------------------------------------
International Index                             -23.69%             N/A                  -20.59%          05/01/00
------------------------------------------------------------------------------------------------------------------
Mid Cap Index                                    -3.35%             N/A                    1.46%          05/01/00
------------------------------------------------------------------------------------------------------------------
Total Stock Market Index                        -12.87%             N/A                  -14.14%          05/01/00
------------------------------------------------------------------------------------------------------------------
500 Index                                       -13.81%             N/A                  -14.43%          05/01/00
------------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive 1000                       -15.10%             N/A                    0.11%          01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Growth 820                            -10.54%             N/A                    2.76%          01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640                           -6.34%             N/A                    4.06%          01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Moderate 460                           -2.72%             N/A                    5.06%          01/07/97
------------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280                        1.53%             N/A                    5.71%          01/07/97
------------------------------------------------------------------------------------------------------------------


(A) Performance for each of these sub-accounts is based upon the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance for each of these sub-accounts is based on the historical performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
(B)      10 year average annual return.



                                   **********

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.

                               STATE PREMIUM TAXES

         New York does not currently assess a premium tax. In the event New York does impose a premium tax, we reserve the right to pass-through such tax to contract owners.

                                    SERVICES

INDEPENDENT AUDITORS


         The audited financial statements of The Manufacturers Life Insurance Company of New York at December 31, 2001 and 2000 and for the three years in the period ended December 31, 2001 and the financial statements of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2001 and for the two years in the period ended December 31, 2001 appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

         o    daily updates on:
              o    accumulation unit values,
              o    variable annuity participants and transactions, and
              o    agent production and commissions;
         o    semimonthly commission statements;
         o monthly summaries of agent production and daily transaction reports;
         o    semiannual statements for contract owners; and
         o    annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER


         Manufacturers Securities Services LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, served as principal underwriter of the contracts prior to January 1, 2002. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 2001, 2000 and 1999 was $31,940,385, $18,336,236 and $15,407,826, respectively.
MSS did not retain any of these amounts during such periods. Effective January 1, 2002, Manulife Financial Securities LLC became the principal underwriter and distributor of the contracts.

                                   APPENDIX A




STATE PREMIUM TAXES

         Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                              TAX RATE
                                                              --------
                                                    QUALIFIED         NON-QUALIFIED
STATE                                               CONTRACTS           CONTRACTS
-----------------------------------------------------------------------------------
CALIFORNIA                                             0.50%                2.35%
MAINE                                                  0.00%                2.00%
NEVADA                                                .0.00%                3.50%
PUERTO RICO                                            1.00%                1.00%
SOUTH DAKOTA*                                         .0.00%                1.25%
WEST VIRGINIA                                          1.00%                1.00%
WYOMING                                                0.00%                1.00%


* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue).

                          AUDITED FINANCIAL STATEMENTS

AUDITED FINANCIAL STATEMENTS


The Manufacturers Life Insurance Company of New York Separate Account A Years ended December 31, 2001 and 2000

              The Manufacturers Life Insurance Company of New York
                               Separate Account A


                          Audited Financial Statements


                     Years ended December 31, 2001 and 2000




                                    CONTENTS

Report of Independent Auditors............................................    1

Audited Financial Statements

Statement of Assets and Contract Owners' Equity...........................    3
Statements of Operations and Changes in Contract Owners' Equity...........    5
Notes to Financial Statements.............................................   25

                         Report of Independent Auditors



To the Contract Owners of
The Manufacturers Life Insurance Company of
  New York Separate Account A



We have audited the accompanying statement of assets and contract owners' equity of The Manufacturers Life Insurance Company of New York Separate Account A (comprising, respectively, the Strategic Opportunities, Investment Quality Bond, Growth & Income, Blue Chip Growth, Money Market, Global Equity, Global Bond, U.S. Government Securities, Diversified Bond, Income & Value, Large Cap Growth, Equity-Income, Strategic Bond, Overseas, Growth, All Cap Growth, International Small Cap, Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Value, Real Estate Securities, Balanced, High Yield, Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280, Small Company Value, International Value, Small Company Blend, Total Return, U.S. Large Cap Value, Mid Cap Stock, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index, Small Cap Index, Capital Appreciation, Telecommunications, Health Sciences, Mid Cap Growth, Mid Cap Opportunities, Financial Services, Quantitative Mid Cap, Strategic Growth, All Cap Value, Capital Opportunities, Utilities, Mid Cap Value and Fundamental Value Sub-Accounts) of The Manufacturers Life Insurance Company of New York as of December 31, 2001, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York Separate Account A at December 31, 2001, and the results of its operations and the changes in its contract owners' equity for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.




                                      ERNST & YOUNG LLP
Boston, Massachusetts
March 15, 2002

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                 Statement of Assets and Contract Owners' Equity

                                December 31, 2001


ASSETS
Investments at market value:
  Sub-Accounts:
    Strategic Opportunities Portfolio -- 5,173,180 shares (cost $92,552,259)          $   65,388,991
    Investment Quality Bond Portfolio -- 1,494,852 shares (cost $17,442,567)              17,713,998
    Growth & Income Portfolio -- 6,481,641 shares (cost $177,497,746)                    154,976,031
    Blue Chip Growth Portfolio -- 5,652,794 shares (cost $104,312,823)                    89,483,736
    Money Market Portfolio -- 6,999,719 shares (cost $69,997,188)                         69,997,188
    Global Equity Portfolio -- 2,792,047 shares (cost $49,002,411)                        36,296,613
    Global Bond Portfolio -- 433,991 shares (cost $4,881,544)                              4,982,216
    U.S. Government Securities Portfolio -- 1,969,185 shares (cost $26,593,892)           27,017,212
    Diversified Bond Portfolio -- 1,274,346 shares (cost $13,440,356)                     13,495,321
    Income & Value Portfolio -- 2,508,219 shares (cost $28,596,974)                       25,408,262
    Large Cap Growth Portfolio -- 2,453,429 shares (cost $32,024,370)                     24,264,410
    Equity-Income Portfolio -- 5,499,457 shares (cost $86,837,257)                        83,206,780
    Strategic Bond Portfolio -- 2,219,854 shares (cost $23,856,854)                       23,841,229
    Overseas Portfolio -- 1,961,721 shares (cost $23,454,016)                             16,792,334
    Growth  Portfolio -- 1,379,284 shares (cost $29,526,537)                              19,241,008
    All Cap Growth Portfolio -- 2,720,655 shares (cost $55,589,400)                       40,129,660
    International Small Cap Portfolio -- 695,915 shares (cost $11,914,218)                 7,863,838
    Pacific Rim Emerging Markets Portfolio -- 338,520 shares (cost $2,623,388)             2,251,161
    Science & Technology Portfolio -- 2,815,176 shares (cost $76,753,720)                 36,118,709
    Emerging Small Company Portfolio -- 406,188 shares (cost $14,947,496)                 10,585,247
    Aggressive Growth Portfolio -- 1,113,591 shares (cost $21,197,744)                    14,986,073
    International Stock Portfolio -- 579,199 shares (cost $6,507,713)                      5,554,517
    Quantitative Equity Portfolio -- 768,765 shares (cost $17,955,898)                    13,222,762
    Value Portfolio -- 917,155 shares (cost $14,431,440)                                  15,105,542
    Real Estate Securities Portfolio -- 256,352 shares (cost $3,853,493)                   3,978,589
    Balanced Portfolio -- 374,556 shares (cost $6,263,764)                                 5,086,465
    High Yield Portfolio -- 965,926 shares (cost $10,983,091)                              9,543,345
    Lifestyle Aggressive 1000 Portfolio -- 520,982 shares (cost $6,242,795)                5,386,949
    Lifestyle Growth 820 Portfolio -- 2,385,173 shares (cost $30,741,866)                 26,833,192
    Lifestyle Balanced 640 Portfolio -- 2,919,572 shares (cost $37,366,390)               34,509,337
    Lifestyle Moderate 460 Portfolio -- 1,540,337 shares (cost $19,734,731)               18,653,483
    Lifestyle Conservative 280 Portfolio -- 846,246 shares (cost $10,913,167)             10,950,430
    Small Company Value Portfolio -- 625,590 shares (cost $7,982,268)                      8,633,141
    International Value Portfolio -- 261,403 shares (cost $2,914,354)                      2,755,188
    Small Company Blend Portfolio -- 539,017 shares (cost $6,138,802)                      5,918,406
    Total Return Portfolio -- 1,762,843 shares (cost $23,678,553)                         24,468,266
    U.S. Large Cap Value Portfolio -- 909,575 shares (cost $11,468,553)                   11,469,737
    Mid Cap Stock Portfolio -- 496,443 shares (cost $5,544,058)                            5,346,696
    Tactical Allocation Portfolio -- 283,116 shares (cost $3,193,365)                      2,842,483
    Dynamic Growth Portfolio -- 841,621 shares (cost $6,173,966)                           4,006,118
    Internet Technologies Portfolio -- 361,442 shares (cost $2,638,769)                    1,369,865
    International Index Portfolio -- 29,554 shares (cost $277,826)                           251,804
    Total Stock Market Index Portfolio -- 110,819 shares (cost $1,132,613)                 1,084,914


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

           Statement of Assets and Contract Owners' Equity (continued)

                                December 31, 2001


ASSETS (CONTINUED)
    500 Index Portfolio -- 814,062 shares (cost $8,137,204)                           $    7,985,947
    Mid Cap Index Portfolio -- 93,804 shares (cost $1,192,577)                             1,202,563
    Small Cap Index Portfolio -- 98,908 shares (cost $1,100,112)                           1,115,681
    Capital Appreciation Portfolio -- 80,048 shares (cost $747,306)                          716,428
    Telecommunications Portfolio -- 47,163 shares (cost $404,834)                            374,000
    Health Sciences Portfolio -- 169,714 shares (cost $2,179,759)                          2,297,932
    Mid Cap Growth Portfolio -- 85,585 shares (cost $878,078)                                896,074
    Mid Cap Opportunities Portfolio -- 59,025 shares (cost $600,208)                         625,079
    Financial Services Portfolio -- 143,642 shares (cost $1,684,451)                       1,670,551
    Quantitative Mid Cap Portfolio -- 8,233 shares (cost $85,800)                             83,879
    Strategic Growth Portfolio -- 100,214 shares (cost $1,078,058)                         1,104,359
    All Cap Value Portfolio -- 68,670 shares (cost $811,422)                                 865,928
    Capital Opportunities Portfolio -- 103,962 shares (cost $1,106,656)                    1,112,393
    Utilities Portfolio -- 152,607 shares (cost $1,497,429)                                1,419,248
    Mid Cap Value Portfolio -- 226,462 shares (cost $2,826,221)                            2,957,590
    Fundamental Value Portfolio -- 302,299 shares (cost $3,516,146)                        3,545,971
                                                                                      --------------

Total assets                                                                          $1,028,984,869
                                                                                      ==============

CONTRACT OWNERS' EQUITY
Variable annuity contracts                                                            $1,028,739,139
Annuity reserve                                                                              245,730
                                                                                      --------------

Total contract owners' equity                                                         $1,028,984,869
                                                                                      ==============



See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

         Statements of Operations and Changes in Contract Owners' Equity


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                    STRATEGIC OPPORTUNITIES(1)         INVESTMENT QUALITY BOND               GROWTH & INCOME
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $ 11,830,575     $ 15,887,451     $    766,531     $    920,154     $  9,145,062     $ 12,999,801
Expenses:
  Mortality and expense risk
    and administrative charges       1,104,286        1,438,151          211,489          167,488        2,366,496        2,883,863
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)        10,726,289       14,449,300          555,042          752,666        6,778,566       10,115,938
Net realized gain (loss)            (8,297,842)      (1,530,611)        (154,378)        (212,940)       5,936,038       17,869,850
Unrealized appreciation
  (depreciation) during the
  period                           (17,110,624)     (20,778,342)         311,097          361,631      (36,567,224)     (45,961,035)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (14,682,177)      (7,859,653)         711,761          901,357      (23,852,620)     (17,975,247)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                3,462,220        4,882,312        2,072,817        1,045,366        9,559,307       16,347,811
    Transfers between sub-
      accounts and the
      Company                       (4,788,042)         (61,857)       4,437,715       (1,084,000)      (1,450,029)        (907,034)

    Withdrawals                     (9,937,650)     (13,892,139)      (1,111,186)      (1,812,709)     (18,289,718)     (21,333,980)

    Annual contract fee                (41,845)         (45,191)          (5,139)          (4,374)         (81,901)         (82,348)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions      (11,305,317)      (9,116,875)       5,394,207       (1,855,717)     (10,262,341)      (5,975,551)
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (25,987,494)     (16,976,528)       6,105,968         (954,360)     (34,114,961)     (23,950,798)

Contract owners' equity at
  beginning of period               91,376,485      108,353,013       11,608,030       12,562,390      189,090,992      213,041,790
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 65,388,991     $ 91,376,485     $ 17,713,998     $ 11,608,030     $154,976,031     $189,090,992
                                  =================================================================================================


(1) Effective April 30, 2001, the Mid Cap Blend Sub-Account was renamed Strategic Opportunities through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                        BLUE CHIP GROWTH                    MONEY MARKET                      GLOBAL EQUITY
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $  7,179,192     $  5,039,145     $  1,870,835     $  2,132,717     $  7,334,599     $  6,318,703
Expenses:
  Mortality and expense risk
    and administrative charges       1,357,175        1,639,177          827,440          530,437          596,129          695,051
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)         5,822,017        3,399,968        1,043,395        1,602,280        6,738,470        5,623,652
Net realized gain (loss)             2,544,369        6,856,960           (9,273)           2,056       (1,877,673)         825,822
Unrealized appreciation
  (depreciation) during the
  period                           (26,721,866)     (15,471,260)               0                0      (13,249,084)      (1,533,460)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (18,355,480)      (5,214,332)       1,034,122        1,604,336       (8,388,287)       4,916,014
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                6,748,576       12,623,846       22,553,984       23,197,359        1,020,824        1,388,108
    Transfers between sub-
      accounts and the
      Company                       (3,178,841)       8,077,681       36,380,312       (5,087,542)      (2,686,369)      (3,031,870)

    Withdrawals                     (9,782,431)      (9,603,424)     (30,290,711)     (12,552,028)      (4,835,293)      (5,708,392)

    Annual contract fee                (46,589)         (45,464)         (15,094)          (8,798)         (22,186)         (22,571)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       (6,259,285)      11,052,639       28,628,491        5,548,991       (6,523,024)      (7,374,725)
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (24,614,765)       5,838,307       29,662,613        7,153,327      (14,911,311)      (2,458,711)

Contract owners' equity at
  beginning of period              114,098,501      108,260,194       40,334,575       33,181,248       51,207,924       53,666,635
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 89,483,736     $114,098,501     $ 69,997,188     $ 40,334,575     $ 36,296,613     $ 51,207,924
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                                                           U.S. GOVERNMENT
                                           GLOBAL BOND                       SECURITIES                     DIVERSIFIED BOND
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $          0     $    197,867     $    961,385     $  1,214,419     $    536,973     $    925,675
Expenses:
  Mortality and expense risk
    and administrative charges          74,801           83,789          300,559          219,872          157,998          107,715
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           (74,801)         114,078          660,826          994,547          378,975          817,960
Net realized gain (loss)               114,713       (1,264,760)         391,748         (397,498)        (169,196)        (220,466)
Unrealized appreciation
  (depreciation) during the
  period                              (120,881)       1,157,049          (42,944)         794,820          320,747           46,870
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                      (80,969)           6,367        1,009,630        1,391,869          530,526          644,364
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                  367,824          712,021        2,540,048        1,297,541        2,072,918        1,036,579
    Transfers between sub-
      accounts and the
      Company                         (245,581)        (683,604)       9,843,786         (497,950)       3,958,635         (485,702)

    Withdrawals                       (852,691)      (1,013,928)      (2,699,232)      (2,050,726)      (1,327,841)        (790,528)

    Annual contract fee                 (2,687)          (2,673)          (7,182)          (6,118)          (4,357)          (3,733)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions         (733,135)        (988,184)       9,677,420       (1,257,253)       4,699,355         (243,384)
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity             (814,104)        (981,817)      10,687,050          134,616        5,229,881          400,980

Contract owners' equity at
  beginning of period                5,796,320        6,778,137       16,330,162       16,195,546        8,265,440        7,864,460
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $  4,982,216     $  5,796,320     $ 27,017,212     $ 16,330,162     $ 13,495,321     $  8,265,440
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                         INCOME & VALUE                   LARGE CAP GROWTH                    EQUITY INCOME
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $  1,195,692     $  6,108,354     $    976,024     $  3,973,764     $  9,016,271     $ 10,319,132
Expenses:
  Mortality and expense risk
    and administrative charges         348,520          371,878          351,291          387,372        1,171,008        1,110,866
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           847,172        5,736,476          624,733        3,586,392        7,845,263        9,208,266
Net realized gain (loss)              (750,446)        (223,578)      (3,040,929)         895,469          418,985        3,230,882
Unrealized appreciation
  (depreciation) during the
  period                              (194,242)      (4,646,725)      (2,907,295)      (9,253,875)      (8,581,995)      (4,531,138)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                      (97,516)         866,173       (5,323,491)      (4,772,014)        (317,747)       7,908,010
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                1,523,053          716,361        4,090,874        5,901,118        5,605,223        3,380,816
    Transfers between sub-
      accounts and the
      Company                        1,628,892       (1,811,490)       1,681,859        4,690,094        4,726,196       (8,739,601)

    Withdrawals                     (2,765,691)      (3,620,752)      (2,436,434)      (2,604,334)      (9,055,372)      (9,974,397)

    Annual contract fee                (12,648)         (12,677)         (11,691)         (10,360)         (39,559)         (35,214)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions          373,606       (4,728,558)       3,324,608        7,976,518        1,236,488      (15,368,396)
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              276,090       (3,862,385)      (1,998,883)       3,204,504          918,741       (7,460,386)

Contract owners' equity at
  beginning of period               25,132,172       28,994,557       26,263,293       23,058,789       82,288,039       89,748,425
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 25,408,262     $ 25,132,172     $ 24,264,410     $ 26,263,293     $ 83,206,780     $ 82,288,039
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                         STRATEGIC BOND                       OVERSEAS                           GROWTH
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $  1,864,833     $  2,237,175     $  1,885,525     $  2,069,177     $          0     $  3,275,630
Expenses:
  Mortality and expense risk
    and administrative charges         352,191          354,233          285,650          370,238          299,308          471,473
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)         1,512,642        1,882,942        1,599,875        1,698,939         (299,308)       2,804,157
Net realized gain (loss)            (1,152,009)      (1,050,981)      (4,355,214)       3,141,098       (2,316,673)       1,356,201
Unrealized appreciation
  (depreciation) during the
  period                               750,999          590,672       (2,538,348)     (10,514,762)      (3,486,908)     (14,745,321)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                    1,111,632        1,422,633       (5,293,687)      (5,674,725)      (6,102,889)     (10,584,963)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                1,519,446        1,303,401          992,851        3,299,683        1,635,436        5,691,038
    Transfers between sub-
      accounts and the
      Company                         (180,972)      (3,031,513)      (1,102,765)       3,187,409       (1,483,445)       3,710,062

    Withdrawals                     (3,116,126)      (3,479,060)      (2,244,221)      (2,684,956)      (1,958,089)      (2,568,196)

    Annual contract fee                (11,389)         (10,673)         (10,281)         (11,029)         (10,386)         (11,258)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       (1,789,041)      (5,217,845)      (2,364,416)       3,791,107       (1,816,484)       6,821,646
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity             (677,409)      (3,795,212)      (7,658,103)      (1,883,618)      (7,919,373)      (3,763,317)

Contract owners' equity at
  beginning of period               24,518,638       28,313,850       24,450,437       26,334,055       27,160,381       30,923,698
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 23,841,229     $ 24,518,638     $ 16,792,334     $ 24,450,437     $ 19,241,008     $ 27,160,381
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                                                            INTERNATIONAL                      PACIFIC RIM
                                        ALL CAP GROWTH(2)                     SMALL CAP                     EMERGING MARKETS
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $  2,871,642     $  4,225,878     $          0     $  3,941,539     $     11,938     $     15,969
Expenses:
  Mortality and expense risk
    and administrative charges         674,420          885,488          146,352          282,986           41,959           58,582
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)         2,197,222        3,340,390         (146,352)       3,658,553          (30,021)         (42,613)
Net realized gain (loss)            (4,157,262)       4,254,378       (4,946,521)       2,057,723         (382,219)        (218,711)
Unrealized appreciation
  (depreciation) during the
  period                           (12,713,862)     (16,613,428)         811,348      (12,568,915)         (41,166)        (893,787)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (14,673,902)      (9,018,660)      (4,281,525)      (6,852,639)        (453,406)      (1,155,111)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                3,751,679       10,763,868          457,889        4,283,736          158,889          919,116
    Transfers between sub-
      accounts and the
      Company                       (5,396,882)      13,555,939       (1,598,104)         175,111         (783,055)        (705,862)

    Withdrawals                     (3,912,446)      (4,557,701)      (1,377,914)      (2,045,639)        (228,663)        (141,061)

    Annual contract fee                (23,636)         (22,639)          (5,513)          (6,485)          (1,429)          (1,321)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       (5,581,285)      19,739,467       (2,523,642)       2,406,723         (854,258)          70,872
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (20,255,187)      10,720,807       (6,805,167)      (4,445,916)      (1,307,664)      (1,084,239)

Contract owners' equity at
  beginning of period               60,384,847       49,664,040       14,669,005       19,114,921        3,558,825        4,643,064
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 40,129,660     $ 60,384,847     $  7,863,838     $ 14,669,005     $  2,251,161     $  3,558,825
                                  =================================================================================================

(2) Effective May 1, 2000, the Mid Cap Growth Sub-Account was renamed All Cap Growth through a vote of the Board of Directors.

 See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                      SCIENCE & TECHNOLOGY             EMERGING SMALL COMPANY               AGGRESSIVE GROWTH
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $  2,510,965     $  2,340,481     $    429,276     $  1,350,532     $          0     $          0
Expenses:
  Mortality and expense risk
    and administrative charges         651,010        1,254,683          153,244          204,078          230,723          227,211
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)         1,859,955        1,085,798          276,032        1,146,454         (230,723)        (227,211)
Net realized gain (loss)            (6,807,469)       5,706,943         (811,718)       2,631,908         (279,118)       1,450,679
Unrealized appreciation
  (depreciation) during the
  period                           (23,327,382)     (43,704,148)      (2,837,970)      (5,385,556)      (4,856,262)      (3,151,882)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                  (28,274,896)     (36,911,407)      (3,373,656)      (1,607,194)      (5,366,103)      (1,928,414)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
  Purchase payments                  5,009,528       19,006,141          868,071        3,104,792        2,880,005        7,459,343
  Transfers between sub-
    accounts and the
    Company                         (3,764,297)      16,672,953         (426,741)       2,905,705         (878,539)       7,768,112

  Withdrawals                       (3,729,832)      (6,115,329)        (663,123)        (845,060)        (961,770)      (1,249,089)

  Annual contract fee                  (27,938)         (31,671)          (5,313)          (4,482)          (7,964)          (4,691)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions       (2,512,539)      29,532,094         (227,106)       5,160,955        1,031,732       13,973,675
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity          (30,787,435)      (7,379,313)      (3,600,762)       3,553,761       (4,334,371)      12,045,261

Contract owners' equity at
  beginning of period               66,906,144       74,285,457       14,186,009       10,632,248       19,320,444        7,275,183
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 36,118,709     $ 66,906,144     $ 10,585,247     $ 14,186,009     $ 14,986,073     $ 19,320,444
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                      INTERNATIONAL STOCK                QUANTITATIVE EQUITY                      VALUE
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $    282,028     $     32,932     $  2,070,328     $  1,773,850     $    374,683     $          0
Expenses:
  Mortality and expense risk
    and administrative charges          89,768           97,757          205,140          208,347          185,018          109,378
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           192,260          (64,825)       1,865,188        1,565,503          189,665         (109,378)
Net realized gain (loss)            (1,215,916)         (69,292)      (1,293,852)         464,102          511,056         (445,305)
Unrealized appreciation
  (depreciation) during the
  period                              (412,653)      (1,163,659)      (4,735,379)      (1,575,642)        (636,926)       2,260,588
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   (1,436,309)      (1,297,776)      (4,164,043)         453,963           63,795        1,705,905
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                  775,807        1,963,058        1,997,205        1,792,107        1,865,047          587,874
    Transfers between sub-
      accounts and
       the Company                    (383,946)       1,882,821           60,232        2,627,697        5,233,406           65,412

    Withdrawals                       (600,541)        (352,493)        (910,700)        (670,892)      (1,401,393)        (587,312)

    Annual contract fee                 (2,670)          (2,069)          (6,036)          (4,924)          (4,645)          (2,752)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions         (211,350)       3,491,317        1,140,701        3,743,988        5,692,415           63,222
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity           (1,647,659)       2,193,541       (3,023,342)       4,197,951        5,756,210        1,769,127

Contract owners' equity at
  beginning of period                7,202,176        5,008,635       16,246,104       12,048,153        9,349,332        7,580,205
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $  5,554,517     $  7,202,176     $ 13,222,762     $ 16,246,104     $ 15,105,542     $  9,349,332
                                  =================================================================================================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                     REAL ESTATE SECURITIES                   BALANCED                         HIGH YIELD
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $    102,752     $     94,850     $     99,955     $    234,505     $    883,245     $     28,808
Expenses:
  Mortality and expense risk
    and administrative charges          51,314           39,688           70,056           76,462          125,318          117,462
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)            51,438           55,162           29,899          158,043          757,927          (88,654)
Net realized gain (loss)               279,107         (413,446)        (390,466)         (59,231)        (889,162)        (274,888)
Unrealized appreciation
  (depreciation) during the
  period                              (281,918)         966,176         (244,130)        (723,962)        (484,202)        (505,115)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                       48,627          607,892         (604,697)        (625,150)        (615,437)        (868,657)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                  653,081          267,599          883,967          834,403        1,712,549          688,049
    Transfers between sub-
      accounts and the
      Company                         (104,296)         666,817         (117,379)        (295,642)       2,427,685         (209,976)

    Withdrawals                       (513,107)        (238,943)        (357,760)        (311,576)      (1,503,568)      (1,121,453)

    Annual contract fee                 (1,503)            (883)          (2,358)          (2,321)          (3,293)          (2,780)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions           34,175          694,590          406,470          224,864        2,633,373         (646,160)
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity               82,802        1,302,482         (198,227)        (400,286)       2,017,936       (1,514,817)

Contract owners' equity at
  beginning of period                3,895,787        2,593,305        5,284,692        5,684,978        7,525,409        9,040,226
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $  3,978,589     $  3,895,787     $  5,086,465     $  5,284,692     $  9,543,345     $  7,525,409
                                  =================================================================================================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                            LIFESTYLE                        LIFESTYLE                          LIFESTYLE
                                         AGGRESSIVE 1000                     GROWTH 820                        BALANCED 640
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $    394,828     $    271,338     $  2,142,757     $  2,069,999     $  2,345,669     $  2,099,393
Expenses:
  Mortality and expense risk
    and administrative charges          72,957           71,958          362,869          374,434          444,606          414,455
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           321,871          199,380        1,779,888        1,695,565        1,901,063        1,684,938
Net realized gain (loss)              (256,347)         (32,901)        (853,447)         108,416         (710,698)         152,524
Unrealized appreciation
  (depreciation) during the
  period                              (884,302)        (540,900)      (3,667,938)      (2,941,806)      (3,057,366)      (1,568,753)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                     (818,778)        (374,421)      (2,741,497)      (1,137,825)      (1,867,001)         268,709
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                1,038,333          971,971        5,306,662        2,330,832        6,941,839        3,514,108
    Transfers between
      sub-accounts and
       the Company                     266,593         (214,510)         831,138       (1,191,928)       2,807,611       (1,555,123)

    Withdrawals                       (430,017)        (304,917)      (1,892,885)      (2,864,244)      (3,055,323)      (2,397,688)

    Annual contract fee                 (4,250)          (4,609)         (14,895)         (14,816)         (12,919)         (12,947)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions          870,659          447,935        4,230,020       (1,740,156)       6,681,208         (451,650)
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity               51,881           73,514        1,488,523       (2,877,981)       4,814,207         (182,941)

Contract owners' equity at
  beginning of period                5,335,068        5,261,554       25,344,669       28,222,650       29,695,130       29,878,071
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $  5,386,949     $  5,335,068     $ 26,833,192     $ 25,344,669     $ 34,509,337     $ 29,695,130
                                  =================================================================================================

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)


                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                            LIFESTYLE                         LIFESTYLE                           SMALL
                                          MODERATE 460                    CONSERVATIVE 280                    COMPANY VALUE
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $    700,599     $  1,383,222     $    320,447     $    404,432     $      9,191     $      5,414
Expenses:
  Mortality and expense risk
    and administrative charges         208,641          166,278          114,289           81,093           83,044           55,531
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           491,958        1,216,944          206,158          323,339          (73,853)         (50,117)
Net realized gain (loss)              (148,397)          59,318          (30,839)         (30,478)         217,095          139,141
Unrealized appreciation
  (depreciation) during the
  period                              (659,667)        (952,218)         (30,772)          42,020          223,497           50,163
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                     (316,106)         324,044          144,547          334,881          366,739          139,187
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                3,787,382          482,094        4,417,192          394,929          672,623          705,983
    Transfers between
      sub-accounts and
      the Company                    3,947,774         (642,407)       1,490,350         (889,130)       3,989,098           14,810

    Withdrawals                       (793,559)        (575,054)        (843,261)        (810,395)        (467,081)        (181,978)

    Annual contract fee                 (5,919)          (5,408)          (2,659)          (2,718)          (2,321)          (1,341)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions        6,935,678         (740,775)       5,061,622       (1,307,314)       4,192,319          537,474
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity            6,619,572         (416,731)       5,206,169         (972,433)       4,559,058          676,661

Contract owners' equity at
  beginning
  of period                         12,033,911       12,450,642        5,744,261        6,716,694        4,074,083        3,397,422
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 18,653,483     $ 12,033,911     $ 10,950,430     $  5,744,261     $  8,633,141     $  4,074,083
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                       INTERNATIONAL VALUE               SMALL COMPANY BLEND                   TOTAL RETURN
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $     58,881     $      7,257     $     17,316     $    301,563     $    460,695     $    106,052
Expenses:
  Mortality and expense risk
    and administrative charges          33,898           18,953           53,867           37,030          225,460           75,706
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)            24,983          (11,696)         (36,551)         264,533          235,235           30,346
Net realized gain (loss)               (99,705)         (22,350)        (740,043)         175,180          334,346           12,228
Unrealized appreciation
  (depreciation) during the
  period                              (161,789)         (48,660)         844,315       (1,295,369)         290,342          498,811
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                     (236,511)         (82,706)          67,721         (855,656)         859,923          541,385
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                  734,580          825,604          761,339        1,371,732        5,825,123        1,940,073
    Transfers between
      sub-accounts and
      the Company                      588,217          462,108        2,392,864        1,117,456       11,804,849        2,456,865

    Withdrawals                       (217,535)         (93,252)        (210,414)        (229,791)      (1,555,134)        (365,355)

    Annual contract fee                   (705)            (205)          (1,510)            (634)          (2,975)            (814)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions        1,104,557        1,194,255        2,942,279        2,258,763       16,071,863        4,030,769
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              868,046        1,111,549        3,010,000        1,403,107       16,931,786        4,572,154

Contract owners' equity at
  beginning of period                1,887,142          775,593        2,908,406        1,505,299        7,536,480        2,964,326
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $  2,755,188     $  1,887,142     $  5,918,406     $  2,908,406     $ 24,468,266     $  7,536,480
                                  =================================================================================================


See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                      U.S. LARGE CAP VALUE                  MID CAP STOCK                TACTICAL ALLOCATION(3)
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $     92,407     $     58,934     $          0     $          0     $     18,969     $     43,262
Expenses:
  Mortality and expense risk
    and administrative charges         135,845           95,348           60,651           37,812           35,364            6,823
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           (43,438)         (36,414)         (60,651)         (37,812)         (16,395)          36,439
Net realized gain (loss)               (41,649)         176,370         (185,481)          10,694         (115,691)          (2,953)
Unrealized appreciation
  (depreciation) during the
  period                              (195,987)         (28,097)        (123,421)        (122,573)        (266,820)         (84,062)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                     (281,074)         111,859         (369,553)        (149,691)        (398,906)         (50,576)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                2,199,881        2,615,294        1,343,763        1,125,203          820,391          500,629
    Transfers between
      sub-accounts and
      the Company                    2,694,411         (355,451)       1,215,187        1,170,556        1,318,643          766,233

    Withdrawals                       (638,996)        (485,274)        (309,010)        (214,968)         (79,255)         (34,190)

    Annual contract fee                 (2,841)          (1,287)          (1,480)            (637)            (404)             (82)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions        4,252,455        1,773,282        2,248,460        2,080,154        2,059,375        1,232,590
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity            3,971,381        1,885,141        1,878,907        1,930,463        1,660,469        1,182,014

Contract owners' equity at
  beginning of period                7,498,356        5,613,215        3,467,789        1,537,326        1,182,014                0
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $ 11,469,737     $  7,498,356     $  5,346,696     $  3,467,789     $  2,842,483     $  1,182,014
                                  =================================================================================================

(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                                                              INTERNET                        INTERNATIONAL
                                        DYNAMIC GROWTH(3)                  TECHNOLOGIES(3)                       INDEX(3)
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $      6,942     $          0     $          0     $          0     $      2,903     $      1,591
Expenses:
  Mortality and expense risk
    and administrative charges          61,321           25,545           21,466           16,651            3,208              758
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)           (54,379)         (25,545)         (21,466)         (16,651)            (305)             833
Net realized gain (loss)            (1,706,024)        (118,199)      (1,012,111)        (206,520)         (16,926)          (5,714)
Unrealized appreciation
  (depreciation) during the
  period                              (696,606)      (1,471,242)         (24,785)      (1,244,119)         (23,586)          (2,436)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                   (2,457,009)      (1,614,986)      (1,058,362)      (1,467,290)         (40,817)          (7,317)
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                1,569,473        2,294,491          407,905        1,043,776          117,934           56,763
    Transfers between
      sub-accounts and
      the Company                    1,379,489        3,178,349          217,425        2,302,239          298,866           64,153

    Withdrawals                       (276,823)         (64,986)         (43,718)         (31,083)        (237,703)               0

    Annual contract fee                 (1,533)            (347)            (842)            (185)             (57)             (18)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions        2,670,606        5,407,507          580,770        3,314,747          179,040          120,898
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              213,597        3,792,521         (477,592)       1,847,457          138,223          113,581

Contract owners' equity at
  beginning of period                3,792,521                0        1,847,457                0          113,581                0
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                   $  4,006,118     $  3,792,521     $  1,369,865     $  1,847,457     $    251,804     $    113,581
                                  =================================================================================================

(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                             SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------------
                                          TOTAL STOCK
                                         MARKET INDEX(3)                     500 INDEX(3)                    MID CAP INDEX(3)
                                  -------------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000             2001             2000
                                  -------------------------------------------------------------------------------------------------
Income:
  Dividends                       $      8,704     $      2,458     $     60,165     $      3,445     $      7,568     $      4,593
Expenses:
  Mortality and expense risk
    and administrative charges           9,367            2,044           63,578            5,385           11,775            1,018
                                  -------------------------------------------------------------------------------------------------
Net investment income (loss)              (663)             414           (3,413)          (1,940)          (4,207)           3,575
Net realized gain (loss)               (36,646)          (1,633)        (327,008)         (11,889)          (1,062)           1,096
Unrealized appreciation
  (depreciation) during the
  period                               (18,520)         (29,179)         (68,308)         (82,949)          12,973           (2,987)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                           (55,829)         (30,398)        (398,729)         (96,778)           7,704            1,684
                                  -------------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                  419,940           75,083        2,714,754          669,371          672,974           67,396
    Transfers between
      sub-accounts and
      the Company                      509,916          359,060        4,405,374        1,070,784          350,244          167,199

    Withdrawals                        (51,681)        (140,953)        (368,133)          (9,613)         (61,841)          (2,595)

    Annual contract fee                   (199)             (25)          (1,032)             (51)            (196)              (6)
                                  -------------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions               877,976          293,165        6,750,963        1,730,491          961,181          231,994
                                  -------------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              822,147          262,767        6,352,234        1,633,713          968,885          233,678

Contract owners' equity at
  beginning of period                  262,767                0        1,633,713                0          233,678                0
                                  -------------------------------------------------------------------------------------------------

Contract owners' equity at end
  of period                       $  1,084,914     $    262,767     $  7,985,947     $  1,633,713     $  1,202,563     $    233,678
                                  =================================================================================================

(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                  ---------------------------------------------------------------------------------------------
                                       SMALL CAP INDEX(3)              CAPITAL APPRECIATION(4)         TELECOMMUNICATIONS(5)
                                  ---------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31            YEAR ENDED DECEMBER 31         YEAR ENDED DECEMBER 31
                                      2001             2000             2001             2000                  2001
                                  ---------------------------------------------------------------------------------------------
Income:
  Dividends                       $     17,502     $      5,888     $          0     $          0          $          0
Expenses:
  Mortality and expense risk
    and administrative charges          15,486              910            6,075               21                 1,762
                                  ---------------------------------------------------------------------------------------------
Net investment income (loss)             2,016            4,978           (6,075)             (21)               (1,762)
Net realized gain (loss)               (52,275)             639          (26,886)          (2,570)               (9,555)
Unrealized appreciation
  (depreciation) during the
  period                                30,238          (14,669)         (30,432)            (446)              (30,834)
                                  ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                           (20,021)          (9,052)         (63,393)          (3,037)              (42,151)
                                  ---------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                  706,913           81,384          443,463            1,000               209,538
    Transfers between
      sub-accounts and
      the Company                      505,019           98,062          436,699           10,684               218,064

    Withdrawals                       (244,723)          (1,542)        (108,965)               0               (11,436)

    Annual contract fee                   (357)              (2)             (23)               0                   (15)
                                  ---------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions               966,852          177,902          771,174           11,684               416,151
                                  ---------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity              946,831          168,850          707,781            8,647               374,000

Contract owners' equity at
  beginning
  of period                            168,850                0            8,647                0                     0
                                  ---------------------------------------------------------------------------------------------

Contract owners' equity at end
  of period                       $  1,115,681     $    168,850     $    716,428     $      8,647          $    374,000
                                  =============================================================================================

(3) Commencement of Operations, May 1, 2000, through a vote of the Board of Directors.
(4) Commencement of Operations, November 1, 2000, through a vote of the Board of Directors.
(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                   SUB-ACCOUNT
                                  ------------------------------------------------------------------------------
                                                                                              MID CAP
                                       HEALTH SCIENCES(5)        MID CAP GROWTH(5)        OPPORTUNITIES(5)
                                  ------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31
                                              2001                     2001                     2001
                                  ------------------------------------------------------------------------------
Income:
  Dividends                               $          0             $          0             $          0
Expenses:
  Mortality and expense risk
    and administrative charges                   9,049                    3,210                    2,858
                                  ------------------------------------------------------------------------------
Net investment income (loss)                    (9,049)                  (3,210)                  (2,858)
Net realized gain (loss)                        (7,791)                  (8,959)                 (14,574)
Unrealized appreciation
  (depreciation) during the
  period                                       118,173                   17,996                   24,871
                                  ------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                                   101,333                    5,827                    7,439
                                  ------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                          848,128                  263,390                  336,696
    Transfers between
      sub-accounts and
      the Company                            1,379,819                  642,077                  288,210

    Withdrawals                                (31,246)                 (15,197)                  (7,253)

    Annual contract fee                           (102)                     (23)                     (13)
                                  ------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions                     2,196,599                  890,247                  617,640
                                  ------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                    2,297,932                  896,074                  625,079

Contract owners' equity at
  beginning
  of period                                          0                        0                        0
                                  ------------------------------------------------------------------------------

Contract owners' equity at end
  of period                               $  2,297,932             $    896,074             $    625,079
                                  ==============================================================================

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                    SUB-ACCOUNT
                                  -------------------------------------------------------------------------------
                                      FINANCIAL SERVICES(5)   QUANTITATIVE MID CAP(5)    STRATEGIC GROWTH(5)
                                  -------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31   YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                              2001                     2001                      2001
                                  -------------------------------------------------------------------------------
Income:
  Dividends                               $        454             $          0              $          0
Expenses:
  Mortality and expense risk
    and administrative charges                   9,143                      504                     4,756
                                  -------------------------------------------------------------------------------
Net investment income (loss)                    (8,689)                    (504)                   (4,756)
Net realized gain (loss)                       (14,461)                  (4,317)                  (24,853)
Unrealized appreciation
  (depreciation) during the
  period                                       (13,900)                  (1,921)                   26,301
                                  -------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                                   (37,050)                  (6,742)                   (3,308)
                                  -------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                          477,297                   43,722                   428,242
    Transfers between
      sub-accounts and the
      Company                                1,256,793                   47,359                   694,541

    Withdrawals                                (26,416)                    (454)                  (15,082)

    Annual contract fee                            (73)                      (6)                      (34)
                                  -------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions                     1,707,601                   90,621                 1,107,667
                                  -------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                    1,670,551                   83,879                 1,104,359

Contract owners' equity at
  beginning of period                                0                        0                         0
                                  -------------------------------------------------------------------------------

Contract owners' equity at end
  of period                               $  1,670,551             $     83,879              $  1,104,359
                                  ===============================================================================

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                    SUB-ACCOUNT
                                  --------------------------------------------------------------------------------
                                        ALL CAP VALUE(5)      CAPITAL OPPORTUNITIES(5)        UTILITIES(5)
                                  --------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31
                                              2001                      2001                      2001
                                  --------------------------------------------------------------------------------
Income:
  Dividends                               $        144              $          0              $      6,924
Expenses:
  Mortality and expense risk
    and administrative charges                   3,535                     5,519                     5,589
                                  --------------------------------------------------------------------------------
Net investment income (loss)                    (3,391)                   (5,519)                    1,335
Net realized gain (loss)                        (8,321)                  (21,979)                  (20,325)
Unrealized appreciation
  (depreciation) during the
  period                                        54,506                     5,737                   (78,181)
                                  --------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  operations                                    42,794                   (21,761)                  (97,171)
                                  --------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                          172,859                   648,198                   361,957
    Transfers between
      sub-accounts and
      the Company                              659,593                   496,839                 1,316,659

    Withdrawals                                 (9,273)                  (10,850)                 (162,098)

    Annual contract fee                            (45)                      (33)                      (99)
                                  --------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity from
  principal transactions                       823,134                 1,134,154                 1,516,419
                                  --------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                      865,928                 1,112,393                 1,419,248

Contract owners' equity at
  beginning of period                                0                         0                         0
                                  --------------------------------------------------------------------------------

Contract owners' equity at end
  of period                               $    865,928              $  1,112,393              $  1,419,248
                                  ================================================================================

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

   Statements of Operations and Changes in Contract Owners' Equity (continued)

                                                                           SUB-ACCOUNT
                                  -------------------------------------------------------------------------------------------
                                       MID CAP VALUE(5)         FUNDAMENTAL VALUE(5)                   TOTAL
                                  -------------------------------------------------------------------------------------------
                                     YEAR ENDED DECEMBER 31    YEAR ENDED DECEMBER 31           YEAR ENDED DECEMBER 31
                                              2001                      2001                    2001              2000
                                  -------------------------------------------------------------------------------------------
Income:
  Dividends                               $      6,369             $          0           $   70,879,743    $   94,427,349
Expenses:
  Mortality and expense risk
    and administrative charges                  12,074                   15,248               14,525,677        15,881,478
                                  -------------------------------------------------------------------------------------------
Net investment income (loss)                    (5,705)                 (15,248)              56,354,066        78,545,871
Net realized gain (loss)                        (8,732)                 (21,710)             (39,076,691)       44,762,763
Unrealized appreciation
  (depreciation) during the
  period                                       131,369                   29,825             (168,124,062)     (217,383,677)
                                  -------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from operations                              116,932                   (7,133)            (150,846,687)      (94,075,043)
                                  -------------------------------------------------------------------------------------------

Changes from principal
  transactions:
    Purchase payments                          899,403                1,496,306              133,867,318       155,561,162
    Transfers between
      sub-accounts and
      the Company                            1,983,781                2,146,651               94,389,588        47,742,179

    Withdrawals                                (42,391)                 (89,757)            (129,171,013)     (120,733,975)

    Annual contract fee                           (135)                     (96)                (473,023)         (445,631)
                                  -------------------------------------------------------------------------------------------
Net increase (decrease) in
  contract owners' equity
  from principal transactions                2,840,658                3,553,104               98,612,870        82,123,735
                                  -------------------------------------------------------------------------------------------

Total increase (decrease) in
  contract owners' equity                    2,957,590                3,545,971              (52,233,817)      (11,951,308)

Contract owners' equity at
  beginning of period                                0                        0            1,081,218,686     1,093,169,994
                                  -------------------------------------------------------------------------------------------

Contract owners' equity at
  end of period                           $  2,957,590             $  3,545,971           $1,028,984,869    $1,081,218,686
                                  ===========================================================================================

(5) Commencement of Operations, April 30, 2001, through a vote of the Board of Directors.

See accompanying notes.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                          Notes to Financial Statements

                                December 31, 2001


1. ORGANIZATION

The Manufacturers Life Insurance Company of New York Separate Account A (the Account) is a separate account established by The Manufacturers Life Insurance Company of New York (the Company). The Company established the Account on July 22, 1992 as a separate account under New York law. The Account operates as a Unit Investment Trust under the Investment Company Act of 1940, as amended, and invests in fifty-nine sub-accounts of Manufacturers Investment Trust (the Trust). The Account is a funding vehicle for variable annuity contracts (the Contracts) issued by the Company. The account includes five contracts, distinguished principally by the level of expenses and surrender charges. These five contracts are Venture Variable Annuity 9 (VEN9), Venture Variable Annuity 10 (VEN10), Venture Variable Annuity (VEN24), Vision Variable Annuity 24 (VIS24) and Venture Variable Annuity 44 (VEN44).

The Company is a wholly-owned subsidiary of the Manufacturers Life Insurance Company of North America (MNA). MNA is a wholly-owned subsidiary of Manulife Wood Logan Holding Company, Inc. (MWLH). MWLH is an indirect wholly-owned subsidiary of the Manufacturers Life Insurance Company (MLI). MLI is a wholly-owned subsidiary of Manulife Financial Corporation. Manulife Financial Corporation and its subsidiaries are known collectively as Manulife Financial.

On April 30, 2001, twelve new sub-accounts, All Cap Value Trust, Capital Opportunities Trust, Financial Services Trust, Fundamental Value Trust, Health Sciences Trust, Mid Cap Growth Trust, Mid Cap Opportunities Trust, Mid Cap Value Trust, Quantitative Mid Cap Trust, Strategic Growth Trust, Telecommunications Trust and Utilities Trust commenced operations.

On May 1, 2000, eight new sub-accounts, Tactical Allocation, Dynamic Growth, Internet Technologies, International Index, Total Stock Market Index, 500 Index, Mid Cap Index and Small Cap Index commenced operations.

On April 30, 2001, the Mid Cap Blend sub-account was renamed Strategic Opportunities Trust through a vote of the Board of Directors.

On May 1, 2000, the Mid Cap Growth sub-account was renamed All Cap Growth through a vote of the Board of Directors.

On November 1, 2000, one new sub-account, Capital Appreciation commenced operations.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



2. SIGNIFICANT ACCOUNTING POLICIES

Investments are made in the portfolios of the Trust and are valued at the reported net asset value of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

In addition to the Account, a contract holder may also allocate funds to the Fixed Account, which is part of the Company's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and the Company's general account has not been registered as an investment company under the Investment Company Act of 1940.

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will periodically review the status of this decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contract.

The preparation of financial statements in conformity with accounting principals generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

3. AFFILIATED COMPANY TRANSACTIONS

The Company has an Administrative Services Agreement with Manulife Financial, whereby Manulife Financial or its designee, with the consent of the Company, performs certain services on behalf of the Company necessary for the operation of the separate account. The Company has an underwriting and distribution agreements with its affiliate, Manufacturers Securities Services LLC (MSS). MSS is 90% owned by MNA and 10% owned by the Company.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



4. CONTRACT CHARGES

There are no deductions made from purchase payments for sales charges at the time of purchase. In the event of a surrender, a contingent deferred sales charge may be made by the Company to cover sales expenses. An annual administrative fee of $30 is deducted from each contract owners' account on the contract anniversary date to cover contract administration costs. This charge is waived on certain contracts.

Deductions from each sub-account for the VEN9, VEN10 and VEN24 contracts are made daily for administrative fees and for the assumption of mortality and expense risk charges, equal to an effective annual rate of 0.15% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VIS24 contracts are made daily for distribution fees, administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.25% and 1.25% of the contract value, respectively.

Deductions from each sub-account for the VEN44 contracts are made daily for administration and for the assumption of mortality and expense risks equal to an effective annual rate of 0.15%, 0.35% and 1.25% of the contract value, respectively.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each sub-account for the year ended December 31, 2001:

                                                     PURCHASES         SALES
                                                   -----------------------------
Strategic Opportunities Portfolio                  $ 21,021,217     $ 21,600,245
Investment Quality Bond Portfolio                    13,582,070        7,632,821
Growth & Income Portfolio                            31,543,840       35,027,615
Blue Chip Growth Portfolio                           23,769,267       24,206,535
Money Market Portfolio                              328,874,163      299,202,277
Global Equity Portfolio                              11,518,543       11,303,097
Global Bond Portfolio                                 5,550,324        6,358,260
U.S. Government Securities Portfolio                 25,666,207       15,327,961
Diversified Bond Portfolio                            8,191,803        3,113,473
Income & Value Portfolio                              5,142,321        3,921,543
Large Cap Growth Portfolio                           12,157,215        8,207,874
Equity-Income Portfolio                              28,379,369       19,297,618
Strategic Bond Portfolio                             15,469,182       15,745,581
Overseas Portfolio                                    8,942,722        9,707,263
Growth Portfolio                                      4,303,552        6,419,344
All Cap Growth Portfolio                            178,753,869      182,137,932
International Small Cap Portfolio                    20,409,146       23,079,140
Pacific Rim Emerging Markets Portfolio               22,691,086       23,575,365
Science & Technology Portfolio                       14,530,326       15,182,910
Emerging Small Company Portfolio                      4,171,001        4,122,075
Aggressive Growth Portfolio                           5,352,476        4,551,467
International Stock Portfolio                        30,899,489       30,918,579
Quantitative Equity Portfolio                         7,344,134        4,338,245
Value Portfolio                                      11,273,176        5,391,096
Real Estate Securities Portfolio                      2,583,955        2,498,342
Balanced Portfolio                                    1,766,741        1,330,372
High Yield Portfolio                                  8,324,672        4,933,372
Lifestyle Aggressive 1000 Portfolio                   2,247,870        1,055,340
Lifestyle Growth 820 Portfolio                        9,921,826        3,911,918
Lifestyle Balanced 640 Portfolio                     13,362,350        4,780,079
Lifestyle Moderate 460 Portfolio                      9,371,620        1,943,984
Lifestyle Conservative 280 Portfolio                  6,993,555        1,725,775
Small Company Value Portfolio                         6,182,083        2,063,617
International Value Portfolio                         4,960,797        3,831,257
Small Company Blend Portfolio                         4,333,038        1,427,310
Total Return Portfolio                               20,249,417        3,942,319
U.S. Large Cap Value Portfolio                        8,150,005        3,940,988
Mid Cap Stock Portfolio                               3,165,480          977,671

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



5. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                                     PURCHASES         SALES
                                                   -----------------------------
Tactical Allocation Portfolio                      $  2,653,470     $    610,490
Dynamic Growth Portfolio                              4,280,940        1,664,713
Internet Technologies Portfolio                       1,328,968          769,664
International Index Portfolio                         4,371,157        4,192,422
Total Stock Market Index Portfolio                    1,064,135          186,822
500 Index Portfolio                                   8,654,726        1,907,176
Mid Cap Index Portfolio                               3,822,526        2,865,552
Small Cap Index Portfolio                             3,418,630        2,449,762
Capital Appreciation Portfolio                        1,066,945          301,846
Telecommunications Portfolio                            444,383           29,994
Health Sciences Portfolio                             3,192,404        1,004,854
Mid Cap Growth Portfolio                                985,872           98,835
Mid Cap Opportunities Portfolio                         720,763          105,981
Financial Services Portfolio                          1,803,492          104,580
Quantitative Mid Cap Portfolio                          116,102           25,985
Strategic Growth Portfolio                            1,254,759          151,848
All Cap Value Portfolio                                 922,268          102,525
Capital Opportunities Portfolio                       1,246,602          117,967
Utilities Portfolio                                   2,470,387          952,633
Mid Cap Value Portfolio                               2,941,966          107,013
Fundamental Value Portfolio                           3,714,112          176,256
                                                   -----------------------------

Total                                              $991,624,514     $836,657,578
                                                   =============================

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)




6. CONDENSED FINANCIAL INFORMATION


                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Strategic Opportunities Sub-Account:                                                            1.40% to 1.75%   15.23%
  Venture 1.40% Fee Contracts          $ 36.392717   $ 30.409247   1,985,779   $   60,386,030                              (16.44)%
  Venture Vision 1.65% Fee Contracts     26.586905     22.159728      56,480        1,251,572                              (16.65)%
  Venture 1.75% Fee Contracts(1)                        9.968780     376,314        3,751,389                              (13.41)%
                                                                   --------------------------
                                                                   2,418,573       65,388,991

Investment Quality Bond Sub-Account:                                                            1.40% to 1.75%    5.26%
  Venture 1.40% Fee Contracts            20.541376     21.739025     609,814       13,256,767                                5.83%
  Venture Vision 1.65% Fee Contracts     13.826642     14.596065      57,938          845,668                                5.56%
  Venture 1.75% Fee Contracts(1)                       13.767444     262,326        3,611,563                                4.59%
                                                                   --------------------------
                                                                     930,078       17,713,998

Growth & Income Sub-Account:                                                                    1.40% to 1.75%    5.52%
  Venture 1.40% Fee Contracts            35.404552     30.971701   4,447,173      137,736,500                              (12.52)%
  Venture Vision 1.65% Fee Contracts     27.835602     24.289203     234,749        5,701,871                              (12.74)%
  Venture 1.75% Fee Contracts(1)                       10.162651   1,134,259       11,527,082                              (11.22)%
                                                                   --------------------------
                                                                   5,816,181      154,965,453

Blue Chip Growth Sub-Account:                                                                   1.40% to 1.75%    7.58%
  Venture 1.40% Fee Contracts            24.518135     20.643428   3,773,067       77,889,033                              (15.80)%
  Venture Vision 1.65% Fee Contracts     25.365287     21.302974     214,424        4,567,879                              (16.02)%
  Venture 1.75% Fee Contracts(1)                        9.689796     717,328        6,950,762                              (12.75)%
                                                                   --------------------------
                                                                   4,704,819       89,407,674


Money Market Sub-Account:                                                                       1.40% to 1.75%    3.34%
  Venture 1.40% Fee Contracts            17.010114     17.373703   2,465,913       42,842,035                                2.14%
  Venture Vision 1.65% Fee Contracts     12.657686     12.895798     674,712        8,700,945                                1.88%
    Venture 1.75% Fee Contracts(1)                     12.951278   1,423,654       18,438,140                                1.77%
                                                                   --------------------------
                                                                   4,564,279       69,981,120


Global Equity Sub-Account:                                                                      1.40% to 1.75%   17.41%
  Venture 1.40% Fee Contracts            27.253960     22.548612   1,547,280       34,889,011                              (17.26)%
  Venture Vision 1.65% Fee Contracts     21.049744     17.371743      28,755          499,522                              (17.47)%
  Venture 1.75% Fee Contracts(1)                       11.174588      80,490          899,448                              (17.09)%
                                                                   --------------------------
                                                                   1,656,525       36,287,981

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------


Global Bond Sub-Account:                                                                        1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts          $ 19.685989   $ 19.512793     225,948   $    4,408,874                               (0.88)%
  Venture Vision 1.65% Fee Contracts     13.602454     13.448939      11,653          156,715                               (1.13)%
  Venture 1.75% Fee Contracts*                         12.713906      32,769          416,626                               (2.07)%
                                                                   --------------------------
                                                                     270,370        4,982,215

U.S. Government Securities
 Sub-Account:                                                                                   1.40% to 1.75%    4.64%
  Venture 1.40% Fee Contracts            19.993612     21.100300     916,268       19,333,531                                5.54%
  Venture Vision 1.65% Fee Contracts     13.913787     14.647092      98,142        1,437,489                                5.27%
  Venture 1.75% Fee Contracts(1)                       13.879256     450,038        6,246,192                                4.49%
                                                                   --------------------------
                                                                   1,464,448       27,017,212

Diversified Bond Sub-Account:                                                                   1.40% to 1.75%    4.99%
  Venture 1.40% Fee Contracts            19.585192     20.680033     440,240        9,104,174                                5.59%
  Venture Vision 1.65% Fee Contracts     15.765628     16.605167      78,566        1,304,596                                5.33%
  Venture 1.75% Fee Contracts(1)                       13.879479     222,382        3,086,552                                4.34%
                                                                   --------------------------
                                                                     741,188       13,495,322


Income & Value Sub-Account:                                                                     1.40% to 1.75%    4.88%
  Venture 1.40% Fee Contracts            23.004542     22.905535     998,245       22,865,330                               (0.43)%
  Venture Vision 1.65% Fee Contracts     18.566934     18.440571      37,278          687,427                               (0.68)%
  Venture 1.75% Fee Contracts(1)                       12.611582     146,530        1,847,970                                0.96%
                                                                   --------------------------
                                                                   1,182,053       25,400,727

Large Cap Growth Sub-Account:                                                                   1.40% to 1.75%    4.06%
  Venture 1.40% Fee Contracts            24.071737     19.506566     910,195       17,754,780                              (18.96)%
  Venture Vision 1.65% Fee Contracts     19.733542     15.950869     111,949        1,785,691                              (19.17)%
  Venture 1.75% Fee Contracts(1)                        8.821694     535,491        4,723,939                              (16.38)%
                                                                   --------------------------
                                                                   1,557,635       24,264,410


Equity-Income Sub-Account:                                                                      1.40% to 1.75%   10.97%
  Venture 1.40% Fee Contracts            25.057453     25.025958   2,952,044       73,877,740                               (0.13)%
  Venture Vision 1.65% Fee Contracts     23.507739     23.419227      96,083        2,250,183                               (0.38)%
  Venture 1.75% Fee Contracts(1)                       14.198434     497,735        7,067,055                                0.14%
                                                                   --------------------------
                                                                   3,545,862       83,194,978


Strategic Bond Sub-Account:                                                                     1.40% to 1.75%    7.54%
  Venture 1.40% Fee Contracts            15.463354     16.199150   1,320,591       21,392,445                                4.76%
  Venture Vision 1.65% Fee Contracts     15.128283     15.808358      30,635          484,286                                4.50%
  Venture 1.75% Fee Contracts(1)                       13.472399     145,817        1,964,498                                3.75%
                                                                   --------------------------
                                                                   1,497,043       23,841,229

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                                INVESTMENT
                                          UNIT          UNIT                                       EXPENSE        INCOME    TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*        RATIO**  RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Overseas Sub-Account:                                                                           1.40% to 1.75%    9.41%
  Venture 1.40% Fee Contracts          $ 13.661286   $ 10.628366   1,448,727   $   15,397,605                              (22.20)%
  Venture Vision 1.65% Fee Contracts     13.458771     10.444462      67,021          699,996                              (22.40)%
  Venture 1.75% Fee Contracts(1)                        8.700270      79,174          688,837                              (22.13)%
                                                                   --------------------------
                                                                   1,594,922       16,786,438

Growth Sub-Account:                                                                             1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts            20.120816     15.600316   1,097,377       17,119,431                              (22.47)%
  Venture Vision 1.65% Fee Contracts     19.897782     15.388542      58,627          902,191                              (22.66)%
  Venture 1.75% Fee Contracts(1)                        7.022468     173,641        1,219,386                              (17.22)%
                                                                   --------------------------
                                                                   1,329,645       19,241,008

All Cap Growth Sub-Account:                                                                     1.40% to 1.75%    6.16%
  Venture 1.40% Fee Contracts            23.852189     17.927398   1,925,544       34,519,993                              (24.84)%
  Venture Vision 1.65% Fee Contracts     23.566248     17.667879     105,241        1,859,380                              (25.03)%
  Venture 1.75% Fee Contracts(1)                        7.751463     483,817        3,750,287                              (19.77)%
                                                                   --------------------------
                                                                   2,514,602       40,129,660

International Small Cap Sub-Account:                                                            1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts            18.844170     12.802022     571,920        7,321,730                              (32.06)%
  Venture Vision 1.65% Fee Contracts     18.618300     12.616712      24,022          303,074                              (32.23)%
  Venture 1.75% Fee Contracts(1)                        6.790288      35,068          238,123                              (32.29)%
                                                                   --------------------------
                                                                     631,010        7,862,927

Pacific Rim Emerging Markets
 Sub-Account:                                                                                   1.40% to 1.75%    0.40%
  Venture 1.40% Fee Contracts             9.217819      7.400679     290,005        2,146,237                              (19.71)%
  Venture Vision 1.65% Fee Contracts      9.126236      7.308701      10,087           73,719                              (19.92)%
  Venture 1.75% Fee Contracts(1)                        8.753934       3,470           30,374                              (19.69)%
                                                                   --------------------------
                                                                     303,562        2,250,330

Science & Technology Sub-Account:                                                               1.40% to 1.75%    5.57%
  Venture 1.40% Fee Contracts            24.672266     14.291433   2,142,363       30,617,436                              (42.07)%
  Venture Vision 1.65% Fee Contracts     24.427405     14.113845     134,829        1,902,960                              (42.22)%
  Venture 1.75% Fee Contracts(1)                        5.112469     703,831        3,598,313                              (36.11)%
                                                                   --------------------------
                                                                   2,981,023       36,118,709

Emerging Small Company Sub-Account:                                                             1.40% to 1.75%    4.03%
  Venture 1.40% Fee Contracts            23.225958     17.806889     507,510        9,037,182                              (23.33)%
  Venture Vision 1.65% Fee Contracts     22.995348     17.585667      38,326          673,989                              (23.53)%
  Venture 1.75% Fee Contracts(1)                        8.352524     104,648          874,076                              (16.82)%
                                                                   --------------------------
                                                                     650,484       10,585,247

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                                INVESTMENT
                                          UNIT          UNIT                                       EXPENSE        INCOME    TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*        RATIO**  RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Aggressive Growth Sub-Account:                                                                  1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts          $ 16.889157   $ 12.326027     922,473   $   11,370,432                              (27.02)%
  Venture Vision 1.65% Fee Contracts     16.721411     12.172856     108,705        1,323,251                              (27.20)%
  Venture 1.75% Fee Contracts(1)                        8.132426     271,521        2,208,123                              (20.40)%
                                                                   --------------------------
                                                                   1,302,699       14,901,806

International Stock Sub-Account:                                                                1.40% to 1.75%    4.57%
  Venture 1.40% Fee Contracts            15.087850     11.672280     359,517        4,196,378                              (22.64)%
  Venture Vision 1.65% Fee Contracts     14.938063     11.527320      66,048          761,360                              (22.83)%
  Venture 1.75% Fee Contracts(1)                        8.636273      69,101          596,778                              (22.29)%
                                                                   --------------------------
                                                                     494,666        5,554,516

Quantitative Equity Sub-Account:                                                                1.40% to 1.75%   14.57%
  Venture 1.40% Fee Contracts            25.371611     19.274831     568,586       10,959,401                              (24.03)%
  Venture Vision 1.65% Fee Contracts     25.119884     19.035553      33,163          631,285                              (24.22)%
  Venture 1.75% Fee Contracts(1)                        9.154017     178,291        1,632,076                              (21.25)%
                                                                   --------------------------
                                                                     780,040       13,222,762

Value Sub-Account:                                                                              1.40% to 1.75%    2.93%
  Venture 1.40% Fee Contracts            17.182340     17.521564     674,977       11,826,646                                1.97%
  Venture Vision 1.65% Fee Contracts     17.011828     17.304087      43,115          746,060                                1.72%
  Venture 1.75% Fee Contracts(1)                       15.804033     159,978        2,528,301                                3.58%
                                                                   --------------------------
                                                                     878,070       15,101,007

Real Estate Securities Sub-Account:                                                             1.40% to 1.75%    2.91%
  Venture 1.40% Fee Contracts            13.852028     14.088482     207,451        2,922,663                                1.71%
  Venture Vision 1.65% Fee Contracts     13.714476     13.913544      11,794          164,091                                1.45%
  Venture 1.75% Fee Contracts(1)                       13.771429      64,489          888,101                                2.89%
                                                                   --------------------------
                                                                     283,734        3,974,855

Balanced Sub-Account:                                                                           1.40% to 1.75%    2.07%
  Venture 1.40% Fee Contracts            14.272291     12.637994     292,448        3,695,954                              (11.45)%
  Venture Vision 1.65% Fee Contracts     14.130567     12.481031      30,881          385,421                              (11.67)%
  Venture 1.75% Fee Contracts(1)                        9.928886     100,204          994,910                               (8.49)%
                                                                   --------------------------
                                                                     423,533        5,076,285

High Yield Sub-Account:                                                                         1.40% to 1.75%   10.28%
  Venture 1.40% Fee Contracts            13.459828     12.544550     544,795        6,834,214                               (6.80)%
  Venture Vision 1.65% Fee Contracts     13.326181     12.388789      29,692          367,848                               (7.03)%
  Venture 1.75% Fee Contracts(1)                       10.698741     218,398        2,336,581                               (7.43)%
                                                                   --------------------------
                                                                     792,885        9,538,643

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Lifestyle Aggressive 1000
 Sub-Account:                                                                                   1.40% to 1.75%    7.87%
  Venture 1.40% Fee Contracts          $ 14.948006   $ 12.723595     308,930   $    3,930,700                              (14.88)%
  Venture Vision 1.65% Fee Contracts     14.799593     12.565579      23,384          293,833                              (15.10)%
  Venture 1.75% Fee Contracts(1)                       10.070301     115,430        1,162,417                              (12.42)%
                                                                   --------------------------
                                                                     447,744        5,386,950

Lifestyle Growth 820 Sub-Account:                                                               1.40% to 1.75%    8.59%
  Venture 1.40% Fee Contracts            16.162371     14.495682   1,417,684       20,550,294                              (10.31)%
  Venture Vision 1.65% Fee Contracts     16.001947     14.315720     106,017        1,517,704                              (10.54)%
  Venture 1.75% Fee Contracts(1)                       10.804923     441,021        4,765,194                               (8.59)%
                                                                   --------------------------
                                                                   1,964,722       26,833,192

Lifestyle Balanced 640 Sub-Account:                                                             1.40% to 1.75%    7.69%
  Venture 1.40% Fee Contracts            16.437657     15.433664   1,631,732       25,183,607                               (6.11)%
  Venture Vision 1.65% Fee Contracts     16.274494     15.242085     138,316        2,108,225                               (6.34)%
  Venture 1.75% Fee Contracts(1)                       11.559863     624,359        7,217,506                               (5.23)%
                                                                   --------------------------
                                                                   2,394,407       34,509,338

Lifestyle Moderate 460 Sub-Account:                                                             1.40% to 1.75%    4.90%
  Venture 1.40% Fee Contracts            16.596254     16.185243     774,967       12,543,034                               (2.48)%
  Venture Vision 1.65% Fee Contracts     16.431521     15.984331      57,465          918,545                               (2.72)%
  Venture 1.75% Fee Contracts(1)                       12.224839     424,701        5,191,905                               (2.35)%
                                                                   --------------------------
                                                                   1,257,133       18,653,484

Lifestyle Conservative 280
 Sub-Account:                                                                                   1.40% to 1.75%    4.17%
  Venture 1.40% Fee Contracts            16.397834     16.689833     351,163        5,860,847                                1.78%
  Venture Vision 1.65% Fee Contracts     16.235059     16.482670      94,167        1,552,127                                1.53%
  Venture 1.75% Fee Contracts(1)                       13.096907     270,099        3,537,456                                1.28%
                                                                   --------------------------
                                                                     715,429       10,950,430

Small Company Value Sub-Account:                                                                1.40% to 1.75%    0.16%
  Venture 1.40% Fee Contracts            12.436171     13.063929     534,782        6,986,352                                5.05%
  Venture Vision 1.65% Fee Contracts     12.335633     12.925755      37,612          486,161                                4.78%
  Venture 1.75% Fee Contracts(1)                       13.981425      83,012        1,160,628                                8.72%
                                                                   --------------------------
                                                                     655,406        8,633,141

International Value Sub-Account:                                                                1.40% to 1.75%    2.58%
  Venture 1.40% Fee Contracts            11.862293     10.529997     154,059        1,622,237                              (11.23)%
  Venture Vision 1.65% Fee Contracts     11.813131     10.459987      46,660          488,068                              (11.45)%
  Venture 1.75% Fee Contracts(1)                       10.498425      61,427          644,883                              (11.53)%
                                                                   --------------------------
                                                                     262,146        2,755,188

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Small Company Blend Sub-Account:                                                                1.40% to 1.75%    0.47%
  Venture 1.40% Fee Contracts          $ 12.601917   $ 12.138851     385,083   $    4,674,462                               (3.67)%
  Venture Vision 1.65% Fee Contracts     12.549695     12.058116      34,159          411,891                               (3.92)%
  Venture 1.75% Fee Contracts(1)                        9.244249      90,008          832,053                                0.54%
                                                                   --------------------------
                                                                     509,250        5,918,406

Total Return Sub-Account:                                                                       1.40% to 1.75%    3.10%
  Venture 1.40% Fee Contracts            13.404017     14.311130     855,742       12,246,630                                6.77%
  Venture Vision 1.65% Fee Contracts     13.348487     14.216074     230,671        3,279,242                                6.50%
  Venture 1.75% Fee Contracts(1)                       14.065149     635,784        8,942,394                                5.47%
                                                                   --------------------------
                                                                   1,722,197       24,468,266

U.S. Large Cap Value Sub-Account:                                                               1.40% to 1.75%    1.01%
  Venture 1.40% Fee Contracts            12.894130     12.390130     591,713        7,331,405                               (3.91)%
  Venture Vision 1.65% Fee Contracts     12.840714     12.307781     102,006        1,255,466                               (4.15)%
  Venture 1.75% Fee Contracts(1)                       11.937561     241,495        2,882,866                               (1.60)%
                                                                   --------------------------
                                                                     935,214       11,469,737

Mid Cap Stock Sub-Account:                                                                      1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts            11.821790     10.374890     300,906        3,121,864                              (12.24)%
  Venture Vision 1.65% Fee Contracts     11.772795     10.305876      49,666          511,847                              (12.46)%
  Venture 1.75% Fee Contracts(1)                       10.676087     160,451        1,712,985                               (6.34)%
                                                                   --------------------------
                                                                     511,023        5,346,696

Tactical Allocation Sub-Account:                                                                1.40% to 1.75%    0.79%
  Venture 1.40% Fee Contracts            11.989936     10.239810     188,201        1,927,142                              (14.60)%
  Venture Vision 1.65% Fee Contracts     11.970334     10.197351      39,130          399,023                              (14.81)%
  Venture 1.75% Fee Contracts(1)                       10.372818      49,776          516,318                              (13.02)%
                                                                   --------------------------
                                                                     277,107        2,842,483

Dynamic Growth Sub-Account:                                                                     1.40% to 1.75%    0.17%
  Venture 1.40% Fee Contracts             7.906976      4.658653     452,811        2,109,488                              (41.08)%
  Venture Vision 1.65% Fee Contracts      7.894008      4.639280      67,198          311,752                              (41.23)%
  Venture 1.75% Fee Contracts(1)                        5.149629     307,765        1,584,877                              (37.18)%
                                                                   --------------------------
                                                                     827,774        4,006,117

Internet Technologies Sub-Account:                                                              1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts             6.965644      3.702481     244,199          904,141                              (46.85)%
  Venture Vision 1.65% Fee Contracts      6.954217      3.687062      30,398          112,079                              (46.98)%
  Venture 1.75% Fee Contracts(1)                        3.714267      95,213          353,645                              (40.41)%
                                                                   --------------------------
                                                                     369,810        1,369,865


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)


                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
International Index Sub-Account:                                                                1.40% to 1.75%    1.28%
  Venture 1.40% Fee  Contracts         $ 11.167069   $  8.543617      21,237   $      181,440                              (23.49)%
  Venture Vision 1.65% Fee Contracts     11.148798      8.508168         738            6,283                              (23.69)%
  Venture 1.75% Fee Contracts(1)                        8.790137       7,290           64,080                              (23.40)%
                                                                   --------------------------
                                                                      29,265          251,803

Total Stock Market Index Sub-Account:                                                           1.40% to 1.75%    1.44%
  Venture 1.40% Fee Contracts            11.142088      9.732630      45,735          445,115                              (12.65)%
  Venture Vision 1.65% Fee Contracts                    9.692272         393            3,807                              (12.87)%
  Venture 1.75% Fee Contracts(1)                        9.972325      63,776          635,992                               (9.87)%
                                                                   --------------------------
                                                                     109,904        1,084,914

500 Index Sub-Account:                                                                          1.40% to 1.75%    1.42%
  Venture 1.40% Fee Contracts            11.200577      9.677729     547,139        5,295,059                              (13.60)%
  Venture Vision 1.65% Fee Contracts     11.182275      9.637624      34,422          331,747                              (13.81)%
  Venture 1.75% Fee Contracts(1)                        9.916084     237,911        2,359,141                              (11.37)%
                                                                   --------------------------
                                                                     819,472        7,985,947

Mid Cap Index Sub-Account:                                                                      1.40% to 1.75%    0.99%
  Venture 1.40% Fee Contracts            13.271787     12.858949      52,970          681,137                               (3.11)%
  Venture Vision 1.65% Fee Contracts     13.250096     12.805647       4,310           55,195                               (3.35)%
  Venture 1.75% Fee Contracts(1)                       12.766859      36,519          466,231                                1.52%
                                                                   --------------------------
                                                                      93,799        1,202,563

Small Cap Index Sub-Account:                                                                    1.40% to 1.75%    1.71%
  Venture 1.40% Fee Contracts            11.596178     11.605417      44,914          521,240                                0.08%
  Venture Vision 1.65% Fee Contracts     11.577217     11.557294       3,898           45,054                               (0.17)%
  Venture 1.75% Fee Contracts(1)                       11.910780      46,125          549,387                                4.18%
                                                                   --------------------------
                                                                      94,937        1,115,681

Capital Appreciation Sub-Account:                                                               1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts            10.945558      8.804929      14,444          127,177                              (19.56)%
  Venture Vision 1.65% Fee Contracts     10.941194      8.779269       9,792           85,969                              (19.76)%
  Venture 1.75% Fee Contracts(1)                        8.769024      57,393          503,283                              (17.10)%
                                                                   --------------------------
                                                                      81,629          716,429

Telecommunications Sub-Account:                                                                 1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                           7.855476      16,086          126,364                              (37.16)%
  Venture Vision 1.65% Fee Contracts                    7.842239       6,677           52,365                              (37.26)%
  Venture 1.75% Fee Contracts(1)                        7.836946      24,917          195,271                              (37.30)%
                                                                   --------------------------
                                                                      47,680          374,000


(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Health Sciences Sub-Account:                                                                    1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                        $ 13.413253      86,223   $    1,156,533                                7.31%
  Venture Vision 1.65% Fee Contracts                   13.390760       6,312           84,516                                7.13%
  Venture 1.75% Fee Contracts(1)                       13.381761      78,979        1,056,883                                7.05%
                                                                   --------------------------
                                                                     171,514        2,297,932

Mid Cap Growth Sub-Account:                                                                     1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                          10.371739      32,045          332,364                              (17.03)%
  Venture Vision 1.65% Fee Contracts                   10.354292       2,719           28,150                              (17.17)%
  Venture 1.75% Fee Contracts(1)                       10.347320      51,758          535,560                              (17.22)%
                                                                   --------------------------
                                                                      86,522          896,074

Mid Cap Opportunities Sub-Account:                                                              1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                          10.490622      10,982          115,212                              (16.08)%
  Venture Vision 1.65% Fee Contracts                   10.472982       4,035           42,256                              (16.22)%
  Venture 1.75% Fee Contracts(1)                       10.465924      44,679          467,612                              (16.27)%
                                                                   --------------------------
                                                                      59,696          625,080

Financial Services Sub-Account:                                                                 1.40% to 1.75%    0.07%
  Venture 1.40% Fee Contracts                          11.524203      86,883        1,001,258                               (7.81)%
  Venture Vision 1.65% Fee Contracts                   11.504833       9,312          107,136                               (7.96)%
  Venture 1.75% Fee Contracts(1)                       11.497105      48,896          562,157                               (8.02)%
                                                                   --------------------------
                                                                     145,091        1,670,551

Quantitative Mid Cap Sub-Account:                                                               1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                          10.104317       3,708           37,466                              (19.17)%
  Venture 1.75% Fee Contracts(1)                       10.080533       4,604           46,413                              (19.36)%
                                                                   --------------------------
                                                                       8,312           83,879

Strategic Growth Sub-Account:                                                                   1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                          10.916683      21,874          238,793                              (12.67)%
  Venture Vision 1.65% Fee Contracts                   10.898344      12,496          136,184                              (12.81)%
  Venture 1.75% Fee Contracts(1)                       10.891002      66,971          729,382                              (12.87)%
                                                                   --------------------------
                                                                     101,341        1,104,359


All Cap Value Sub-Account:                                                                      1.40% to 1.75%    0.06%
  Venture 1.40% Fee Contracts                          12.494117      24,921          311,372                               (0.05)%
  Venture Vision 1.65% Fee Contracts                   12.473142       1,521           18,968                               (0.21)%
  Venture 1.75% Fee Contracts(1)                       12.464762      42,968          535,589                               (0.28)%
                                                                   --------------------------
                                                                      69,410          865,929

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



6. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                                          2000                                              2001
                                       -----------   -------------------------------------------------------------------------------
                                                                                                               INVESTMENT
                                          UNIT          UNIT                                       EXPENSE       INCOME     TOTAL
                                          VALUE         VALUE        UNITS          DOLLARS         RATIO*       RATIO**   RETURN***
                                       -----------   ----------------------------------------   ------------------------------------
Capital Opportunities Sub-Account:                                                              1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                        $ 10.599650      44,839   $      475,281                              (15.20)%
  Venture Vision 1.65% Fee Contracts                   10.581831       5,982           63,297                              (15.35)%
  Venture 1.75% Fee Contracts(1)                       10.574706      54,263          573,815                              (15.40)%
                                                                   --------------------------
                                                                     105,084        1,112,393

Utilities Sub-Account:                                                                          1.40% to 1.75%    1.94%
  Venture 1.40% Fee Contracts                           9.259344      69,031          639,178                              (25.93)%
  Venture Vision 1.65% Fee Contracts                    9.243770       1,453           13,428                              (26.05)%
  Venture 1.75% Fee Contracts(1)                        9.237560      82,992          766,642                              (26.10)%
                                                                   --------------------------
                                                                     153,476        1,419,248

Mid Cap Value Sub-Account:                                                                      1.40% to 1.75%    0.81%
  Venture 1.40% Fee Contracts                          12.966914     103,778        1,345,682                                3.74%
  Venture Vision 1.65% Fee Contracts                   12.945151      15,970          206,738                                3.56%
  Venture 1.75% Fee Contracts(1)                       12.936460     108,621        1,405,169                                3.49%
                                                                   --------------------------
                                                                     228,369        2,957,589

Fundamental Value Sub-Account:                                                                  1.40% to 1.75%    0.00%
  Venture 1.40% Fee Contracts                          11.620125      81,146          942,924                               (7.04)%
  Venture Vision 1.65% Fee Contracts                   11.600607      14,874          172,545                               (7.20)%
  Venture 1.75% Fee Contracts(1)                       11.592814     209,656        2,430,503                               (7.26)%
                                                                   --------------------------
                                                                     305,676        3,545,972

TOTAL CONTRACT OWNERS' EQUITY                                                  $1,028,739,139
                                                                               ==============

(1) Reflects less than one full year of performance activity. Funds were first received in this option during January 2001.

 * The Expense Ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of underlying fund are excluded.

 ** The Investment Income Ratio represents the dividends, excluding the distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

*** The Total Return Ratio represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. This does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

              The Manufacturers Life Insurance Company of New York
                               Separate Account A

                    Notes to Financial Statements(continued)



7. DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefits plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. The Company believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

8. SUBSEQUENT EVENT


Effective January 1, 2002, the parent company, MNA, was merged with and into The Manufacturers Life Insurance Company (U.S.A.) (ManUSA). As well, the indirect parent company, MWHL, was liquidated into ManUSA. ManUSA will undertake all future operations of MNA.

AUDITED FINANCIAL STATEMENTS

The Manufacturers Life Insurance Company of New York
Years ended December 31, 2001, 2000 and 1999

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          AUDITED FINANCIAL STATEMENTS

                  YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                    CONTENTS

Report of Independent Auditors........................................1

Audited Financial Statements

Balance Sheets........................................................2
Statements of Income..................................................3
Statements of Changes in Shareholder's Equity.........................4
Statements of Cash Flows..............................................5
Notes to Financial Statements.........................................6

                         Report of Independent Auditors


The Board of Directors and Shareholder
The Manufacturers Life Insurance Company of New York

We have audited the accompanying balance sheets of The Manufacturers Life Insurance Company of New York ("the Company") as of December 31, 2001 and 2000, and the related statements of income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Manufacturers Life Insurance Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ ERNST & YOUNG LLP


Boston, Massachusetts
February 28, 2002

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

BALANCE SHEETS

AS AT DECEMBER 31
ASSETS ($ thousands)                                                      2001             2000
---------------------------------------------------------------------------------------------------
INVESTMENTS:
   Fixed-maturity securities available-for-sale, at fair value
   (amortized cost: 2001,$110,293; 2000, $114,333)                   $   112,479       $   114,188
   Investment in unconsolidated affiliate                                    200               200
   Policy loans                                                            4,220             2,320
   Short-term investments                                                134,652            48,200
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                    $   251,551       $   164,908
---------------------------------------------------------------------------------------------------

Accrued investment income                                                  3,836             3,277
Deferred acquisition costs                                                88,825            59,605
Federal income tax recoverable from affiliates                             1,275             1,000
Other assets                                                                 596               518
Receivable for undelivered securities                                         --             6,700
Due from reinsurers                                                        4,154             1,338
Separate account assets                                                1,216,380         1,165,991
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                         $ 1,566,617       $ 1,403,337
===================================================================================================

LIABILITIES AND SHAREHOLDER'S EQUITY ($ thousands)
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Policyholder liabilities and accruals                             $   238,377       $   129,889
   Payable to affiliates                                                   5,200             3,079
   Deferred income taxes                                                   6,009             6,129
   Cash overdraft                                                            672             1,312
   Other liabilities                                                       9,454             7,307
   Separate account liabilities                                        1,216,380         1,165,991
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                    $ 1,476,092       $ 1,313,707
---------------------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY:
   Common stock                                                      $     2,000       $     2,000
   Additional paid-in capital                                             72,706            72,706
   Retained earnings                                                      15,466            15,435
   Accumulated other comprehensive income (loss)                             353              (511)
---------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY                                           $    90,525       $    89,630
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                           $ 1,566,617       $ 1,403,337
===================================================================================================


The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF INCOME


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                         2001            2000            1999
-------------------------------------------------------------------------------------------------------------
REVENUES:

     Fees from separate accounts and policyholder liabilities       $ 21,457        $ 19,151        $ 14,670
     Premiums                                                             43             258             175
     Net investment income                                            20,415          21,054          16,944
     Net realized investment gains (losses)                              730          (1,319)           (222)
-------------------------------------------------------------------------------------------------------------
TOTAL REVENUE                                                       $ 42,645        $ 39,144        $ 31,567
-------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:

     Policyholder benefits and claims                               $ 10,062        $ 10,336        $  6,613
     Amortization of deferred acquisition costs                       10,597           7,770           4,287
     Other insurance expenses                                         22,555          14,772          11,834
-------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                         $ 43,214        $ 32,878        $ 22,734
-------------------------------------------------------------------------------------------------------------
(LOSS) INCOME BEFORE INCOME TAXES                                   $   (569)       $  6,266        $  8,833
-------------------------------------------------------------------------------------------------------------
INCOME TAX (BENEFIT) EXPENSE                                        $   (600)       $   (222)       $  3,095
-------------------------------------------------------------------------------------------------------------
NET INCOME                                                          $     31        $  6,488        $  5,738
=============================================================================================================


The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY


                                                                                 ACCUMULATED
                                                                                    OTHER             TOTAL
                                    COMMON        ADDITIONAL       RETAINED     COMPREHENSIVE     SHAREHOLDER'S
($ thousands)                        STOCK      PAID-IN CAPITAL    EARNINGS      INCOME (LOSS)       EQUITY
---------------------------------------------------------------------------------------------------------------
Balance, January 1, 1999             $2,000         $72,706         $ 3,209         $ 1,452          $79,367
Comprehensive income (loss)              --              --           5,738          (3,896)           1,842
---------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999           $2,000         $72,706         $ 8,947         $(2,444)         $81,209
---------------------------------------------------------------------------------------------------------------
Comprehensive income                     --              --           6,488           1,933            8,421
---------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000           $2,000         $72,706         $15,435         $  (511)         $89,630
---------------------------------------------------------------------------------------------------------------
Comprehensive income                     --              --              31             864              895
---------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2001           $2,000         $72,706         $15,466         $   353          $90,525
===============================================================================================================


The accompanying notes are an integral part of these financial statements.

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS


FOR THE YEARS ENDED DECEMBER 31
($ thousands)                                                                  2001            2000            1999
----------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES:
Net income                                                                  $      31        $  6,488        $  5,738
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
     Amortization of bond discount and premium                                    516              79             585
     Net realized investment (gains) losses                                      (730)          1,319             222
     Provision for deferred income tax                                           (325)          1,454           1,857
     Amortization of deferred acquisition costs                                10,597           7,770           4,287
     Policy acquisition costs deferred                                        (41,137)        (17,673)        (15,604)
     Benefits to policyholders                                                 10,062          10,336           6,613
     Changes in assets and liabilities:
         Accrued investment income                                               (559)           (241)             37
         Federal income tax recoverable from affiliates                          (275)         (1,000)             --
         Other assets                                                             (78)            (62)          1,378
         Payable to affiliates                                                  2,121            (746)           (289)
         Other liabilities                                                      2,027           2,049           3,315
----------------------------------------------------------------------------------------------------------------------
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES                         $ (17,750)       $  9,773        $  8,139
----------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES:
Fixed-maturity securities sold, matured or repaid                           $ 115,381        $109,657        $ 73,626
Fixed-maturity securities purchased                                          (111,208)        (99,945)        (78,960)
Net change in investment in unconsolidated affiliates                              --             (25)             --
Net change in short-term investments                                          (86,396)         (6,886)        (31,279)
Policy loans advanced, net                                                     (1,900)         (1,390)           (378)
Net change in receivable for undelivered securities                             6,700          (6,700)             --
----------------------------------------------------------------------------------------------------------------------
CASH USED IN INVESTING ACTIVITIES                                           $ (77,423)       $ (5,289)       $(36,991)
----------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES:
Net reinsurance consideration                                               $  (2,816)       $   (693)       $   (645)
Increase in account balances subject to reinsurance                             2,816             693             645
Deposits to policyholder funds                                                203,523          54,403          50,351
Net transfers to separate accounts from policyholder funds                    (84,067)        (47,167)        (12,246)
Return of policyholder funds                                                  (23,643)        (20,125)         (8,106)
----------------------------------------------------------------------------------------------------------------------
CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES                             $  95,813        $(12,889)       $ 29,999
----------------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS:
Increase (decrease) during the year                                         $     640        $ (8,405)       $  1,147
Balance (overdraft), beginning of year                                         (1,312)          7,093           5,946
---------------------------------------------------------------------------------------------------------------------
BALANCE, (OVERDRAFT), END OF YEAR                                           $    (672)       $ (1,312)       $  7,093
======================================================================================================================




The accompanying notes are an integral part of these financial statements.

              THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001
                            (IN THOUSANDS OF DOLLARS)

1.       ORGANIZATION

         The Manufacturers Life Insurance Company of New York (the "Company") is a stock life insurance company, which was organized on February 10, 1992 under the laws of the State of New York. The New York Insurance Department ("the Department") granted the Company a license to operate on July 22, 1992. The Company is a wholly owned subsidiary of The Manufacturers Life Insurance Company of North America (hereinafter referred to as "MNA"), which in turn is, a wholly owned subsidiary of Manulife-Wood Logan Holding Co., Inc. (hereinafter referred to as "MWLH"). MWLH is a wholly owned subsidiary of The Manufacturers Life Insurance Company (U.S.A.) ("ManUSA"), which is in turn, an indirect wholly owned subsidiary of The Manufacturers Life Insurance Company ("MLI"). MLI is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a Canadian-based publicly traded company. MFC and its subsidiaries are known collectively as "Manulife Financial."

         The Company issues both individual and group annuity as well as individual life insurance contracts (collectively, the contracts) in the State of New York. Amounts invested in the fixed portion of the contracts are allocated to the general account or a non-insulated separate account of the Company. Amounts invested in the variable portion of the contracts are allocated to the separate accounts of the Company. Each of these separate accounts invests in either the shares of various portfolios of the Manufacturers Investment Trust ("MIT"), a no-load, open-end investment management company organized as a Massachusetts business trust, or in various portfolios of open-end investment management companies offered and managed by unaffiliated third parties.

         Manufacturers Securities Services, LLC ("MSS"), an affiliate of the Company, is the investment advisor to MIT, the principal underwriter for the variable contracts, and exclusive distributor of all contracts issued by the Company. The Company has a 10% ownership in MSS, which is accounted for on the equity method. The Company's investment in MSS is $200 as at December 31, 2001.

2.       SIGNIFICANT ACCOUNTING POLICIES

     a)  BASIS OF PRESENTATION

         The accompanying financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

     b)  INVESTMENTS

         The Company classifies all of its fixed-maturity securities as available-for-sale and records these securities at fair value. Realized gains and losses on sales of securities classified as available-for-sale are recognized in net income using the specific-identification method. Temporary changes in the fair value of securities available-for-sale are reflected directly in accumulated other comprehensive income after adjustments for deferred acquisition costs and deferred taxes. The cost of fixed-maturity securities is adjusted for the amortization of premiums and accretion of discounts, which are calculated using the effective interest method. For the mortgage-backed bond portion of the fixed-maturity securities portfolio, the Company recognizes amortization using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the security is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security. That adjustment is included in net investment income.

         Policy loans are reported at aggregate unpaid balances, which approximate fair value.

         Short-term investments, which include investments with maturities of less than one year and greater than 90 days as at the date of acquisition, are reported at amortized cost, which approximates fair value.

     c)  CASH EQUIVALENTS

         The Company considers all liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost plus accrued interest, which approximates fair value.

     d)  DEFERRED ACQUISITION COSTS ("DAC")

         Commissions and other expenses that vary with, and are primarily related to, the production of new business are deferred to the extent recoverable and included as an asset. Acquisition costs associated with annuity contracts and investment pension contracts are being amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits are revised. DAC associated with traditional non-participating individual insurance contracts is amortized over the premium-paying period of the related policies. Assuming the unrealized gains or losses on securities had been realized at year-end, DAC is adjusted for the impact on estimated future gross profits. The impact of any such adjustments is included in net unrealized gains (losses) in accumulated other comprehensive income. DAC is reviewed annually to determine recoverability from future income and, if not recoverable, is immediately expensed.

     e)  POLICYHOLDER LIABILITIES AND ACCRUALS

         For variable annuity and variable life contracts, universal life insurance contracts, and investment contracts with no substantial mortality or morbidity risk, policyholder liabilities equal the policyholder account values. Account values are increased for deposits received and interest credited and are reduced by withdrawals, mortality charges, and administrative expenses charged to the policyholders. For traditional nonparticipating life insurance policies, policyholder liabilities are computed using the net level premium method and are based upon estimates as to future mortality, persistency, maintenance expenses, and interest rate yields that are applicable in the year of issue. The assumptions include a provision for adverse deviation.

     f)  SEPARATE ACCOUNTS

         Separate account assets and liabilities represent funds that are separately administered, principally for investment contracts related to variable annuity and variable life contracts as well as for group pension business, and for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account assets are recorded at market value. Operations of the separate accounts are not included in the accompanying financial statements. However, fees charged on separate account policyholder funds are included in revenue of the Company.

     g)  REVENUE RECOGNITION

         Fee income from separate accounts, annuity contracts and investment pension contracts consists of charges for mortality, expenses, and surrender and administration charges that have been assessed against the policyholder account balances. Premiums on traditional nonparticipating life insurance policies are recognized as revenue when due. Investment income is recorded on the accrual basis of accounting and is adjusted for any amortization of premiums or discount where applicable.

     h)  POLICYHOLDER BENEFITS AND CLAIMS

         Benefits for variable annuity and variable life contracts, for universal life insurance contracts and for investment pension contracts include interest credited to policyholder account balances and benefit claims incurred during the period in excess of policyholder account balances.

     i)  INCOME TAXES

         Income taxes have been provided using the liability method in accordance with Statement of Financial Accounting Standards 109 ("SFAS 109"), "Accounting for Income Taxes." Under this method, deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that likely will be in effect when the differences are expected to reverse. The measurement of deferred tax assets is reduced by a valuation allowance if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

     j)  RECLASSIFICATIONS

         Certain prior year amounts have been reclassified to conform to the current year presentation.

3.       INVESTMENTS AND INVESTMENT INCOME

     a)  FIXED-MATURITY SECURITIES

         At December 31, 2001 and 2000, all fixed-maturity securities have been classified as available-for-sale and reported at fair value. The amortized cost and fair value are summarized as follows:


                                                                         GROSS               GROSS
                                                                       UNREALIZED          UNREALIZED
         AS AT DECEMBER 31                  AMORTIZED     COST           GAINS               LOSSES                 FAIR VALUE
         ($ thousands)                         2001       2000        2001    2000       2001      2000          2001       2000
         -------------------------------------------------------------------------------------------------------------------------
         U.S. government                     $ 35,746   $ 39,529     $  409   $364      $(121)   $    (5)     $ 36,034   $ 39,888
         Corporate securities                  68,767     66,950      2,138    591       (370)    (1,076)       70,535     66,465

         Mortgage-backed securities             2,717      6,796         87      6         --        (26)        2,804      6,776
         Foreign governments                    3,063         --         45     --         (2)        --         3,106         --

         States/political subdivisions             --      1,058         --      1         --         --            --      1,059
         -------------------------------------------------------------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES     $110,293   $114,333     $2,679   $962      $(493)   $(1,107)     $112,479   $114,188
         -------------------------------------------------------------------------------------------------------------------------


         Proceeds from sales of fixed-maturity securities during 2001 were $97,631 (2000, $54,082; 1999 $60,595). Gross gains of $871 and gross losses of $222 were realized on those sales (Gross gains and losses were $245 and $1,550 for 2000; and $301 and $523 for 1999, respectively).

         The contractual maturities of fixed-maturity securities at December 31, 2001 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties. Corporate requirements and investment strategies may result in the sale of investments before maturity.

         ($ thousands)                            AMORTIZED COST    FAIR VALUE
         -----------------------------------------------------------------------
         FIXED-MATURITY SECURITIES

            One year or less                          $ 24,142       $ 24,552
            Greater than 1; up to 5 years               35,670         36,847
            Greater than 5; up to 10 years              34,816         35,414
            Due after 10 years                          12,948         12,862
            Mortgage-backed securities                   2,717          2,804
         -----------------------------------------------------------------------
         TOTAL FIXED-MATURITY SECURITIES              $110,293       $112,479
         -----------------------------------------------------------------------


         Fixed-maturity securities with a fair value of $431 and $437 at December 31, 2001 and 2000, respectively, were on deposit with or in custody accounts on behalf of the Department to satisfy regulatory requirements.

      b) INVESTMENT INCOME

         Income by type of investment was as follows:


         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                     2001            2000         1999
         -----------------------------------------------------------------------
         Fixed-maturity securities       $ 6,305       $  7,910       $ 8,147
         Other invested assets             9,864         10,053         7,476
         Short-term investments            4,415          3,228         1,443
         -----------------------------------------------------------------------
         Gross investment income          20,584         21,191        17,066
         -----------------------------------------------------------------------
         Investment expenses                (169)          (137)         (122)
         -----------------------------------------------------------------------
         NET INVESTMENT INCOME           $20,415       $21,054        $16,944
         =======================================================================


         The Company includes income earned from its investment in MSS in the other invested assets category. Income earned from the Company's investment in MSS was $9,629, $9,970 and $7,453 for the years ended December 31, 2001, 2000, and 1999, respectively.

4.       COMPREHENSIVE INCOME

         Total comprehensive income was as follows:


         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                      2001       2000       1999
         --------------------------------------------------------------------------------
         --------------------------------------------------------------------------------
         NET INCOME                                        $   31     $6,488    $ 5,738
         --------------------------------------------------------------------------------
         OTHER COMPREHENSIVE INCOME, NET OF TAX:
           Unrealized holding gains (losses) arising
           during the year                                  1,339      1,076     (4,038)
             Less:
           Reclassification adjustment for realized
           gains (losses) included in net income              475       (857)      (142)
         --------------------------------------------------------------------------------
         Other comprehensive income (loss)                    864      1,933     (3,896)
         --------------------------------------------------------------------------------
         COMPREHENSIVE INCOME                              $  895     $8,421    $ 1,842
         ================================================================================


         Other comprehensive income is reported net of income tax expense (benefit) of $202, $293 and $(1,088) for 2001, 2000 and 1999, respectively.

5.       DEFERRED ACQUISITION COSTS

         The components of the change in DAC were as follows:


         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                                  2001          2000          1999
         ---------------------------------------------------------------------------------
         Balance at January 1                        $ 59,605      $ 50,476      $ 36,831
         Capitalization                                41,137        17,673        15,604
         Amortization                                 (10,597)       (7,770)       (4,287)
         Effect of net unrealized (gains) losses
              on securities available-for-sale         (1,320)         (774)        2,328
         ---------------------------------------------------------------------------------
         BALANCE AT DECEMBER 31                      $ 88,825      $ 59,605      $ 50,476
         =================================================================================

6.       INCOME TAXES

         The components of income tax (benefit) expense were as follows:

         FOR THE YEARS ENDED DECEMBER 31
         ($ thousands)                     2001          2000          1999
         -----------------------------------------------------------------------
         Current (benefit) expense        $(275)       $(1,676)       $1,238
         Deferred (benefit) expense        (325)         1,454         1,857
         -----------------------------------------------------------------------
         TOTAL (BENEFIT) EXPENSE          $(600)       $  (222)       $3,095
         =======================================================================


         Included in the current benefit for 2000 is a $1,869 one-time reduction of tax expense for periods prior to 2000. This resulted from a new IRS technical memorandum clarifying the treatment of dividends received deduction for Separate Accounts. The tax benefit resulting from the dividends received deduction was $420 and $560 for the years ended December 31, 2001 and 2000, respectively.

         Components of the Company's net deferred tax liability are as follows:


         AS AT DECEMBER 31
         ($ thousands)                                                 2001        2000
         ---------------------------------------------------------------------------------
         DEFERRED TAX ASSETS:
            Reserves                                                $  6,078     $   961
            Net operating loss carryforwards                           8,608       1,811
            Net capital loss carryforwards                                --         540
            Unrealized losses on securities available-for-sale            --         183
         ---------------------------------------------------------------------------------
         Gross deferred tax assets                                    14,686       3,495
            Valuation allowance                                           --        (171)
         ---------------------------------------------------------------------------------
         Net deferred tax assets                                      14,686       3,324
         ---------------------------------------------------------------------------------
         DEFERRED TAX LIABILITIES:
            Deferred acquisition costs                               (17,949)     (8,782)
            Unrealized gains on securities available-for-sale           (190)         --
            Other                                                     (2,556)       (671)
         ---------------------------------------------------------------------------------
         Total deferred tax liabilities                              (20,695)     (9,453)
         ---------------------------------------------------------------------------------
         NET DEFERRED TAX LIABILITY                                 $ (6,009)    $(6,129)
         =================================================================================

         As of December 31, 2000, the Company had unrealized capital losses in its available for sale portfolio. Under federal tax law, utilization of these capital losses, when realized, is limited to use as an offset against capital gains. The Company believed that it was more likely than not that it would be unable to realize the benefit of the full deferred tax asset related to the net unrealized capital losses. The Company had therefore established a valuation allowance for the amount in excess of the available capital gains. As of December 31, 2001 the Company has unrealized capital gains in its available for sale portfolio and it believes that it will realize the full benefit of its deferred tax assets.

         The Company participates as a member of the MWLH-affiliated group, filing a consolidated federal income tax return. The Company files a separate State of New York return. The method of allocation between the companies is subject to a tax-sharing agreement under which the tax liability is allocated to each member of the group on a pro rata basis based on the relationship that the member's tax liability charge to the Company will not be more than the Company would have paid on a separate-return basis. Settlements of taxes are made periodically with the parent.

         For 2001, the Company neither received a refund nor made a payment in regards to income taxes. The Company received refunds of $420 and $719 in 2000 and 1999, respectively.

         At December 31, 2001, the Company has operating loss carryforwards of $24,596 that begin to expire in 2015.

7.       SHAREHOLDER'S EQUITY

         The Company has one class of common stock:

         AS AT DECEMBER 31
         ($ thousands)                                        2001        2000
         -----------------------------------------------------------------------
         AUTHORIZED, ISSUED AND OUTSTANDING:
             2,000,000 Common shares, par value $1           $2,000      $2,000
         -----------------------------------------------------------------------


         The maximum amount of dividends that may be paid by life insurance companies without prior approval of the New York Insurance Commissioner is subject to restrictions relating to statutory surplus and net gain from operations on a statutory basis.

         The aggregate statutory capital and surplus of the Company at December 31, 2001 was $34,354 (2000, $60,485). The aggregate statutory net
         (loss) income of the Company for the year ended 2001 was $(25,602) (2000, $(3,010); 1999, $932). State regulatory authorities prescribe statutory accounting practices that differ in certain respects from GAAP in the United States followed by stock life insurance companies. The significant differences relate to investments, deferred acquisition costs, deferred income taxes, non-admitted asset balances, and reserves.

8.       REINSURANCE

         At December 31, 2001, the Company has treaties with thirteen reinsurers, twelve unaffiliated and one affiliated, to reinsure any face amounts in excess of $100 for all individual life insurance products. The Company remains liable for amounts ceded in the event that reinsurers do not meet their obligations. To date, there has been one recovery accrued under these agreements; a recovery of $2,900 on a $3,000 death claim.

         At December 31, 2001, the Company has deferred stop loss reinsurance agreements with two unaffiliated reinsurers to cover a portion of the risk associated with variable annuity minimum death benefit guarantee claims. The Company paid $750 and $395 in reinsurance premiums for the years ended December 31, 2001 and 2000, respectively. The agreements have a term of fifteen years; at the end of which a settlement will be made. The Company has accounted for these agreements using the deposit method.

9.       RELATED-PARTY TRANSACTIONS

         The Company utilizes various services provided by MLI and its affiliates. Such services include legal, personnel, marketing, investment accounting, and other corporate services. Pursuant to an Administrative Services Agreement and effective for 2001, all intercompany services, except for investment, are billed through ManUSA to the Company. Prior to 2001, such services were billed directly through MLI. Pursuant to an Investment Services Agreement, all investment services are billed directly by MLI to the Company. For the years ended December 31, 2001, 2000, and 1999, the Company was billed administrative and investment service expenses of $17,857, $12,633, and $10,781 respectively from the MLI group of affiliated companies. At December 31, 2001 and 2000, the Company had a net liability to the MLI group of affiliated companies of $4,730 and $3,084 respectively for the services provided.

         Underwriting commissions are paid to MSS. For the year ended December 31, 2001, 2000, and 1999, the Company was billed underwriting commissions of $31,981, $18,336, and $15,388 respectively. At December 31, 2001, the Company had a net liability of $470 for the services provided. At December 31, 2000, the Company had a net receivable of $5 for the services provided. In addition, the Company has a receivable from MSS relating to distributions of $1,092 and $967, which are included in accrued investment income at December 31, 2001 and 2000, respectively.

10.      EMPLOYEE BENEFITS


      a) RETIREMENT PLAN

         The Company participates in a non-contributory pension plan, which is sponsored by the Company's indirect parent ManUSA. "The Manulife Financial U.S. Cash Balance Plan" ("the Plan") provides benefits to participants who have three years of vesting service with the Company. Such benefits are a function of the length of service with the Company as well as the final average earnings of the participant. The normal form of payment under the Plan is a life annuity, payable at the normal retirement age of 65, and is actuarially equivalent to the cash balance account. Various optional forms of payment are available including a lump sum. Early retirement benefits are actuarially equivalent to the cash balance account, but are subsidized for participants who were age 45 with 5 or more years vesting service with the Company as at July 1, 1998 and who terminate employment after attaining age 50 and have completed 10 years of service.

         Cash balance accounts are credited annually with contribution credits and semi-annually with interest credits. Future contribution credits under the Plan vary based on service. Interest credits are a function of the 1-year U.S. Treasury Bond rate plus 0.50%, but no less than 5.25% per year.

         Actuarial valuation of accumulated plan benefits are based on projected salaries, an assumed discount rate, and best estimates of investment yields on plan assets, mortality of participants, employee termination, and ages at retirement. Pension costs that relate to current service are funded as they accrue and are accounted for by the plan sponsor in the current period. Vested benefits are fully funded. Experience gains and losses are amortized into income of the sponsor over the estimated average remaining service lives of the participants. No contributions were made during the current or prior year because the Plan was subject to the full funding limitation under the Internal Revenue Code.

         At December 31, 2001, the projected benefit obligation to the participants of the Plan was $56,235 (2000, $51,854), which was based on an assumed interest rate of 7.25% (2000, 7.25%). The fair value of the Plan assets totaled $71,642 (2000, $80,982).

      b) 401(K) PLAN

         The Company participates in a defined contribution 401(k) Savings Plan sponsored by ManUSA. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The costs associated with the Plan were charged to the Company and were not material.

      c) OTHER POSTRETIREMENT BENEFIT PLAN

         In addition to the above plans, the Company participates in the postretirement benefit plan as sponsored by ManUSA. This plan provides retiree medical and life insurance benefits to those who have attained age 50 and have 10 or more years of service with the Company. It provides the medical coverage for retirees and spouses under age 65. When the retirees or the covered spouses reach age 65, Medicare provides primary coverage and this plan provides secondary coverage. This plan is contributory with the amount of contribution based on the service of the employees as at the time of retirement. This plan provides the retiree with a life insurance benefit of 100% of the salary just prior to retirement. The amount is reduced to 65% on the first of January following retirement, and is further reduced to 30% at age 70.

         The postretirement benefit cost of the Company, which includes the expected cost of postretirement benefits for newly eligible employees and for vested employees, interest cost, and gains / losses arising from differences between actuarial assumptions and actual experience is accounted for by the plan sponsor, ManUSA. This plan is unfunded.

         Retirees who retired prior to July 1, 2001, or active participants who had attained age 50 and had completed 10 years of service with the Company as of July 1, 2001, were grandfathered and can elect to benefit from either the current plan or the prior plan at retirement.

11.      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The carrying values and estimated fair values of the Company's financial instruments at December 31 were as follows:


                                                             2001                          2000
                                                   -------------------------------------------------------
                                                    CARRYING        FAIR         CARRYING         FAIR
                                                      VALUE         VALUE          VALUE          VALUE
                                                   -------------------------------------------------------
         Assets:
         Fixed-maturity securities                 $  112,479    $  112,479     $  114,188     $  114,188
         Policy loans                                   4,220         4,220          2,320          2,320
         Short-term investments                       134,652       134,652         48,200         48,200
         Separate account assets                    1,216,380     1,216,380      1,165,991      1,165,991

         Liabilities:
         Policyholder liabilities and accruals     $  234,223    $  223,693     $  128,551     $  124,592
         Cash overdraft                                   672           672          1,312          1,312
         Separate account liabilities               1,216,380     1,216,380      1,165,991      1,165,991

         The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments.

         Fixed-Maturity Securities: Fair values for fixed-maturity securities are obtained from an independent pricing service.

         Policy Loans: Carrying values approximate fair values.

         Short-Term Investment and Cash Overdraft: Carrying values approximate fair values.

         Separate Account Assets and Liabilities: The carrying values in the balance sheet for separate account assets and liabilities approximate their fair values.

         Policyholder Liabilities and Accruals: Fair values of the Company's liabilities under contracts not involving significant mortality risk are estimated to be the cash surrender value or the cost the Company would incur to extinguish the liability. Amounts are presented net of reinsurance.

12.      LEASES

         The Company leases office space under various operating lease agreements, which will expire between 2002 and 2005. For the years ended December 31, 2001, 2000 and 1999 the Company incurred rent expense of $311, $248 and $166, respectively.

         The minimum lease payments associated with the office space under the operating lease agreements are as follows:

         YEAR ENDED             MINIMUM LEASE PAYMENTS
         ---------------------------------------------
           2002                         $298
           2003                          279
           2004                          242
           2005                          154
                                ----------------------
         TOTAL                          $973
         =============================================

13.      BORROWED MONEY

         At the beginning of 2001, the Company had an unsecured line of credit with State Street Bank and Trust in the amount of $5,000, which had an interest rate that varied with changes in the bank's money market rate. This line of credit was discontinued during the year. There were no outstanding advances under the line of credit at December 31, 2000.

14.      CAPITAL MAINTENANCE AGREEMENTS

         Pursuant to a capital maintenance agreement and subject to regulatory approval, MLI has agreed to maintain the Company's statutory capital and surplus at a specified level and to ensure that sufficient funds are available for the timely payment of contractual obligations.

15.      CONTINGENCIES

         The Company is subject to various lawsuits that have arisen in the course of its business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

16.      CODIFICATION

          In March 1998, the National Association of Insurance Commissioners adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification changes prescribed statutory accounting practices and results in changes to the accounting practices that the Company use to prepare their statutory-basis financial statements. The State of New York adopted Codification as the prescribed basis of accounting on which insurers must report their statutory-basis results. The cumulative effect of changes in accounting principles adopted to conform to the requirements of Codification was reported as an increase to surplus in the statutory-basis financial statement of the Company. In total, statutory-basis surplus of the Company increased by $17.

17.      SUBSEQUENT EVENT

         Effective January 1, 2002, the parent company, MNA, was merged with and into ManUSA. As well, the indirect parent company, MWHL, was liquidated into ManUSA. ManUSA will undertake all future operations of MNA.

         Effective January 1, 2002, MSS is no longer the exclusive distributor of all contracts issued by the Company. This service is now exclusively offered by Manulife Financial Securities, LLC, a wholly owned subsidiary of ManUSA.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          Guide to Name Changes and Successions:

          The following name changes took place October 1, 1997:

                                 Old Name                                     New Name
                                 --------                                     --------
          FNAL Variable Account                          The Manufacturers Life Insurance Company of New York
                                                         Separate Account A

          First North American Life Assurance Company    The Manufacturers Life Insurance Company of New York


         The following name changes took place November 1, 1997:

                                 Old Name                                     New Name
                                 --------                                     --------
          NAWL Holding Co., Inc.                         Manulife-Wood Logan Holding Co., Inc.

          The following name changes took place September 24, 1999:

                                 Old Name                                     New Name
                                 --------                                     --------
          Wood Logan Associates, Inc.                                  Manulife Wood Logan, Inc.

          On September 30, 1997, Manufacturers Securities Services, LLC succeeded to the business of NASL Financial Services, Inc.

                                    * * * * *

          (a)  Financial Statements

               (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of New York Separate Account A (Part B of the registration statement) - FILED HEREIN

               (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of New York (Part B of the registration statement) - FILED HEREIN

          (b)  Exhibits

          (1) (a) Resolution of the Board of Directors of First North American Life Assurance Company establishing the FNAL Variable Account - Incorporated by reference to Exhibit (b)(1)(a) to Form N-4, file number 33-46217, filed February 25, 1998.

               (b) Resolution of the Board of Directors of First North American Life Assurance Company establishing the Fixed Separate Account - Incorporated by reference to Exhibit (b)(1)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

               (c) Resolution of the Board of Directors of First North American Life Assurance Company establishing The Manufacturers Life Insurance Company of New York Separate Account D and The Manufacturers Life Insurance Company of New York Separate Account E - Incorporated by reference to Exhibit (b)(1)(c) to Form N-4, file number 33-46217, filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments.- Not Applicable.

          (3)  (a)  Form of Underwriting and Distribution Agreement - FILED
                    HEREWITH

               (b) Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers Securities Services, LLC (Underwriter), and General Agents - FILED HEREWITH

          (4)  (a)      Specimen Single Purchase Payment Individual Deferred
                        Combination Fixed and Variable Annuity Contract,
                        Non-Participating - Previously filed as Exhibit
                        (b)(4)(a) to the initial registration statement to Form N-4 filed August 12, 1998.

               (b) Specimen Endorsements to Contract: (i) ERISA Tax Sheltered Annuity Endorsement; (ii) Tax-sheltered Annuity Endorsement; (iii) Qualified Plan Endorsement
                        Section 401 Plans, (iv) Simple Individual Retirement Annuity Endorsement; (v) Unisex Benefits and Payments Endorsement; (vi) Individual Retirement Annuity Endorsement - Previously filed as Exhibit (b)(4)(b) to the initial registration statement to Form N-4 filed August 12, 1998.

          (5)  (a)      Specimen Application for Single Purchase Payment
                        Individual Deferred Combination Fixed and Variable
                        Annuity Contract, Non-Participating - Incorporated by reference to Exhibit (b)(5)(a) to post effective amendment no 2 to Form N-4, file number 333-61283, filed
                        February 28, 2000.

          (6)  (a)(i)   Declaration of Intention and Charter of First North
                        American Life Assurance Company - Incorporated by reference to Exhibit (b)(6)(a)(i) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(ii) Certificate of amendment of the Declaration of Intention and Charter of First North American Life Assurance Company - Incorporated by reference to Exhibit
                        (b)(6)(a)(ii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (a)(iii) Certificate of amendment of the Declaration of Intention and Charter of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                        (b)(6)(a)(iii) to Form N-4, file number 33-46217, filed February 25, 1998.

               (b) By-laws of The Manufacturers Life Insurance Company of New York - Incorporated by reference to Exhibit
                        (b)(6)(b) to Form N-4, file number 33-46217, filed February 25, 1998.

          (7) Contract of reinsurance in connection with the variable annuity contracts being offered - Not Applicable.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

               (a) Administrative Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company (U.S.A.) - FILED HEREWITH

               (b) Investment Services Agreement between The Manufacturers Life Insurance Company of New York and The Manufacturers Life Insurance Company - Incorporated by reference to Exhibit 1(A)(8)(c) to Form S-6, file number 333-33351, filed March 16, 1998.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered - Previously filed as Exhibit
               (b)(9) to pre-effective amendment no. 1 to Form N-4, filed November 4, 1998.

          (10) Written consent of Ernst & Young LLP, independent auditors - FILED HEREWITH

          (11) All financial statements omitted from Item 23, Financial Statements - Not Applicable.

          (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners - Not Applicable.

          (13) Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21 - Incorporated by reference to Exhibit (b)(13) to Form N-4, 33-76162 filed March 1, 1996.

          (14) (a) Power of Attorney - The Manufacturers Life Insurance Company of New York Directors - Incorporated by reference to Exhibit
                    (7) to Form S-6, file number 333-33351, filed March 16,
                    1998.

               (b) Power of Attorney, James O'Malley and Thomas Borshoff - Incorporated by reference to Exhibit (b)(14)(b) to Form N-4, file number 33-79112, filed March 2, 1999.

               (c) Power of Attorney, James D. Gallagher and James R. Boyle - Incorporated by reference to Exhibit (7)(iii) to Form S-6, file number 333-83023, filed November 1, 1999.

               (d) Power of Attorney, Robert Cook - Incorporated by reference to Exhibit (14)(e) to Form N-4, file number 33-79112, filed February 28, 2000

               (e)  Power of Attorney, Bradford J. Race Jr. - FILED HEREWITH

Item 25.          Directors and Officers of the Depositor.

Officers and Directors of The Manufacturers Life Insurance Company of New York

NAME AND PRINCIPAL                             POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                               INSURANCE COMPANY OF NEW YORK
------------------                             ------------------------------------
Bruce Avedon                                   Director
6601 Hitching Post Lane

NAME AND PRINCIPAL                             POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                               INSURANCE COMPANY OF NEW YORK
------------------                             ------------------------------------
Cincinnati, OH 45230

Thomas Borshoff                                Director
3 Robin Drive
Rochester, NY  14618

James R. Boyle                                 Director
500 Boylston Street
Boston, MA  02116

Robert Cook                                    Director
73 Tremont Street
Boston, MA  02108

John D. DesPrez III                            Director (Chairman)
73 Tremont Street
Boston, MA 02108

Ruth Ann Fleming                               Director
205 Highland Avenue
Short Hills, NJ 07078

James D. Gallagher                             Director & President
73 Tremont Street
Boston, MA  02108

Neil M. Merkl, Esq.                            Director
35-35 161st Street
Flushing, NY 11358

James P. O'Malley                              Director and VP-Pensions Marketing
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Gretchen Swanz                                 Secretary and Counsel
73 Tremont Street
Boston, MA 02108

David W. Libbey                                Treasurer
500 Boylston Street
Boston, MA 02116

Nicole Humblias                                Chief Administrative Officer
73 Tremont Street
Boston, MA  02108

NAME AND PRINCIPAL                             POSITION WITH THE MANUFACTURERS LIFE
BUSINESS ADDRESS                               INSURANCE COMPANY OF NEW YORK
------------------                             ------------------------------------
John Ostler                                    Appointed Actuary
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Bradford J. Race Jr.                           Director
136 East 64th Street
New York, NY  10021

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant.


                         MANULIFE FINANCIAL CORPORATION
                          CORPORATE ORGANIZATION CHART
                              AS OF JANUARY 1, 2002



                                                                                        % OF        JURISDICTION OF
AFFILIATE                                                              LEGAL ID        EQUITY        INCORPORATION
---------                                                              --------        ------       ---------------
MANULIFE FINANCIAL CORPORATION                                             2            100            CANADA
  The Manufacturers Life Insurance Company                                 1            100            Canada
     Manulife Bank of Canada                                              58            100            Canada
     Manulife Financial Services Inc.                                    190            100            Canada
     Manulife Securities International Ltd.                               79            100            Canada
     Enterprise Capital Management Inc.                                                  20            Ontario
     Cantay Holdings Inc.                                                 51            100            Ontario
     994744 Ontario Inc.                                                 122            100            Ontario
     DomLife Realty Limited                                              108            100            Canada
     Innova LifeSciences Corporation                                                     16.01         Ontario
     1293319 Ontario Inc.                                                170            100            Ontario
     Manulife International Capital Corporation Limited                  135            100            Ontario
       Golf Town Canada Inc.                                             145             63.96         Canada
       Regional Power Inc.                                               136             80            Ontario

                           ADDALAM POWER CORPORATION(1)                                  50            Philippines
       VFC Inc.                                                                          25            Canada
       Luxell Technologies Inc.                                                          12.57         Ontario
       MDR Switchview Global Networks Inc.                                               10.45         Canada
     NAL Resources Management Limited                                    120            100            Canada
     Seamark Asset Management Ltd.                                       118             35.01         Canada
     First North American Insurance Company                              111            100            Canada
     MLI Resources Inc.                                                  194            100            Alberta
     3426505 Canada Inc.                                                 161            100            Canada
     NAL Resources Limited                                               117            100            Alberta
     FNA Financial Inc.                                                  115            100            Canada
       Elliot & Page Limited                                             116            100            Ontario
     3550435 Canada Inc.                                                 107            100            Canada
       MFC Insurance Company Limited                                     106            100            Canada
     The Manufacturers Investment Corporation                             87            100            Michigan

                                                                                        % OF        JURISDICTION OF
AFFILIATE                                                              LEGAL ID        EQUITY        INCORPORATION
---------                                                              --------        ------       ---------------
       Manulife Reinsurance Limited                                       67            100            Bermuda
       The Manufacturers Life Insurance Company (U.S.A.)                  19            100            Michigan
         Manufacturers Securities Services, LLC                           97             90(2)         Delaware
         The Manufacturers Life Insurance Company of New York             94            100            New York
         Manulife Financial Securities, LLC                                5            100            Delaware
         Thornhill Leasing Investments, LLC                                              90            Delaware
         ESLS Investment Limited, LLC                                    167             25            Ohio
         Ironside Venture Partners II LLC                                197            100            Delaware
         Ironside Venture Partners I LLC                                 196            100            Delaware
           NewRiver Investor Communications Inc.                                         14.67         Delaware
         The Manufacturers Life Insurance Company of America              17            100            Michigan
         ManuLife Service Corporation                                      7            100            Colorado
         Manulife Property Management of Washington, D.C., Inc.                         100            Wash., D.C.

                                                                                        % OF        JURISDICTION OF
AFFILIATE                                                              LEGAL ID        EQUITY        INCORPORATION
---------                                                              --------        ------       ---------------
         Manulife Capital Corporation                                    144            100            Delaware
           MF Private Capital Securities, Inc.                           119            100            Delaware
           MCC Asset Management, Inc.                                    186            100            Delaware
         Manufacturers Adviser Corporation                                 6            100            Colorado
         Manulife Leasing Co., LLC                                                       80            Delaware
         Cavalier Cable Inc.                                                            100            Delaware
         Ennal, Inc.                                                     124            100            Ohio
         Dover Leasing Investments, LLC                                                  99            Delaware
         Flex Holding, LLC                                                               27.7          Delaware
           Flex Leasing I, LLC                                                           99.99         Delaware
         Flex Leasing II, LLC                                                            19.6          Delaware
     Manulife International Investment Management Limited                 64            100            U.K.
       Manulife International Fund Management Limited                                   100            U.K.
     WT (SW) Properties Ltd.                                              82            100            U.K.
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                138            100            Germany
     Manulife International Holdings Limited                             152            100            Bermuda
       Manulife Provident Funds Trust Company Limited                    163            100            Hong Kong
       Manulife Funds Direct (Barbados) Limited                           78            100            Barbados
         P.T. Manulife Aset Manajemen Indonesia                                          55            Indonesia
         Manulife Funds Direct (Hong Kong) Limited                                      100            Hong Kong
       Manulife (International) Limited                                   28            100            Bermuda
         The Manufacturers (Pacific Asia) Insurance Company Limited       61            100            Hong Kong

                           MANULIFE CONSULTANTS LIMITED                                 100            Hong Kong
                           MANULIFE FINANCIAL SHAREHOLDINGS LIMITED                     100            Hong Kong

         Manulife Financial Management Limited                                          100            Hong Kong
         Manulife Financial Group Limited                                               100            Hong Kong
         Manulife Financial Investment Limited                                          100            Hong Kong
         Manulife-Sinochem Life Insurance Co. Ltd.                        43             51            China
     Manulife (Vietnam) Limited                                          188            100            Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                 164            100            Philippines
       Manulife Financial Plans, Inc.                                    187            100            Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                42             71            Indonesia
       P.T. Buanadaya Sarana Informatika                                                100            Indonesia

                  P.T. ASURANSI JIWA ARTA MANDIRI PRIMA                                 100            Indonesia
     OUB Manulife Pte. Ltd.                                               14             50            Singapore
     MIL Holdings (Bermuda) Limited                                      147            100            Bermuda
       ManuLife (International) Reinsurance Limited                       34            100            Bermuda

                           MANUFACTURERS LIFE REINSURANCE LIMITED         49            100            Barbados

         Manulife Management Services Ltd.                               191            100            Barbados
         Manufacturers P&C Limited                                        36            100            Barbados
     Manulife European Holdings (Alberta) Limited                        146            100            Alberta
       Manulife Hungary Holdings KFT                                     149             99(3)         Hungary

                                                                                        % OF        JURISDICTION OF
AFFILIATE                                                              LEGAL ID        EQUITY        INCORPORATION
---------                                                              --------        ------       ---------------
     Manulife Century Investments (Alberta) Inc.                         171            100            Alberta
       Manulife Life Insurance Company                                   180             35(4)         Japan
       Manulife Century Investments (Bermuda) Limited                    172            100            Bermuda
         Manulife Century Investments (Luxembourg) S.A.                  173            100            Luxembourg
           Manulife Century Investments (Netherlands) B.V.               174            100            Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                175            100            Bermuda
             Manulife Century Holdings (Netherlands) B.V.                195            100            Netherlands
                Kyoritsu Confirm Co., Ltd.                               179             90.9(5)       Japan
                Manulife Premium Collection Co., Ltd.                    178             57(6)         Japan
     Manulife Holdings (Hong Kong) Limited                                15            100            Hong Kong
     Manulife (Malaysia) SDN.BHD.                                         74            100            Malaysia
     Manulife Financial Systems (Hong Kong) Limited                       53            100            Hong Kong
     Chinfon-Manulife Insurance Company Limited                           59             60            Bermuda
     MF Leasing (Canada) Inc.                                            169            100            Ontario
     Manulife Data Services Inc.                                          81            100            Barbados
     Manucab Ltd.                                                         30            100            Canada


------------------
1   Inactive subsidiaries are noted in italics.
2 10% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.
3 1% of Manulife Hungary Holdings KFT is owned by Manulife Century Investments (Alberta) Inc.
4 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.
5   9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance
    Company.
6 10% of Manulife Premium Collection Co., Ltd. is owned by Manulife Life Insurance Company.



          Item 27. Number of Contract Owners.



          As of February 28, 2002, there were 1,140 qualified and 17 non-qualified contracts of the series offered hereby outstanding.


          Item 28. Indemnification.

          Article 10 of the Charter of the Company provides as follows:

          TENTH: No director of the Corporation shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to such director established his or her such acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that the director personally gained in fact a financial profit or other advantage to which the director was not legally entitled or (ii) the liability of a director for any act or omission prior to the adoption of this Article by the shareholders of the Corporation. Any repeal or modification of this Article by the shareholders of the Corporation shall be prospective only, and shall not adversely affect any limitation on the personal liability of a director of the Corporation existing at the time of such repeal or modification.

          Article VII of the By-laws of the Company provides as follows:

Section VII.1. Indemnification of Directors and Officers. The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or intestate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or , if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.

The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.

The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, of its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

a.       NAME OF INVESTMENT COMPANY                           CAPACITY IN WHICH ACTING

         Manufacturers Investment Trust                       Investment Adviser

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of North America Separate
         Account A

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of North America Separate
         Account B

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of New York Separate
         Account A

         The Manufacturers Life Insurance                     Principal Underwriter
         Company of New York Separate
         Account B

      b. The Manufacturers Life Insurance Company (U.S.A.) is the sole member of Manulife Financial Securities LLC (MFS LLC) and the following officers of The Manufacturers Life Insurance Company (U.S.A.) have power to act on behalf of Manulife Financial Securities LLC: John DesPrez* (Chairman and President), John Ostler** (Vice President and Chief Financial Officer) and Jim Gallagher* (Vice President, Secretary and General Counsel) The board of managers of MFS LLC (consisting of Gary Buchanan**, Robert Cook* and John Vrysen***) may also act on behalf of MFS LLC.

*Principal business office is 73 Tremont Street, Boston, MA  02108

**Principal business office is 200 Bloor Street, Toronto, Canada M4W 1E5

***Principal business office is 680 Washington Blvd, Stamford, CT  06901


c.       None.

Item 30.  Location of Accounts and Records.

All books and records are maintained at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595.

Item 31.  Management Services.

The Company has entered into an Administrative Services Agreement with The Manufacturers Life Insurance Company ("Manulife"). This Agreement provides that under the general supervision of the Board of Directors of the Company, and subject to initiation, preparation and verification by the Chief Administrative Officer of the Company, Manulife shall provide accounting services related to the provision of a payroll support system, general ledger, accounts payable, tax and auditing services.

Item 32. Undertakings.

a. Representation of Insurer pursuant to Section 26 of the Investment Company Act of 1940.

         The Manufacturers Life Insurance Company of New York (the "Company") hereby represents that the fees and charges deducted under the Contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK SEPARATE ACCOUNT A, certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Securities Act of 1933 Rule 485(b) and has caused this amended Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 26th day of April, 2002.


                                           THE MANUFACTURERS LIFE INSURANCE COMPANY
                                             OF NEW YORK SEPARATE ACCOUNT A
                                                             (Registrant)

                                           By: THE MANUFACTURERS LIFE INSURANCE
                                                 COMPANY OF NEW YORK
                                                             (Depositor)


                                                 By: /s/ JAMES D. GALLAGHER
                                                     ------------------------------
                                                     James D. Gallagher
                                                     President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary


Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this amended Registration Statement to be signed on its behalf by the undersigned on the 26th day of April, 2002 in the City of Boston, and Commonwealth of Massachusetts.


                                           THE MANUFACTURERS LIFE INSURANCE COMPANY
                                             OF NEW YORK SEPARATE ACCOUNT A
                                                             (Registrant)

                                           By: THE MANUFACTURERS LIFE INSURANCE
                                                 COMPANY OF NEW YORK
                                                             (Depositor)


                                           By: /s/ JAMES D. GALLAGHER
                                               ------------------------------------
                                               James D. Gallagher
                                               President

Attest

/s/ KIM CICCARELLI
-------------------------------
Kim Ciccarelli
Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor on the 26th day of April, 2002.


SIGNATURE                                            TITLE



/s/ JAMES D. GALLAGHER                               Director and President
------------------------------------                 (Principal Executive
James D. Gallagher                                   Officer)


*                                                    Director and Chairman
 -----------------------------------
John D. DesPrez, III


*                                                    Director
------------------------------------
Ruth Ann Fleming


*                                                    Director
------------------------------------
Neil M. Merkl


*                                                    Director
------------------------------------
Thomas Borshoff


*                                                    Director
 -----------------------------------
Bradford J. Race Jr.


*                                                    Director
------------------------------------
James R. Boyle


*                                                    Director
------------------------------------
Bruce Avedon


*                                                    Director
------------------------------------
James P. O'Malley


*                                                    Director
------------------------------------
Robert Cook


/s/ DAVID W. LIBBEY                                  Treasurer (Principal
------------------------------------                 Financial and Accounting
David W. Libbey                                      Officer)



*By: /s/ DAVID W. LIBBEY
    -----------------------
      David W. Libbey
      Attorney-in-Fact Pursuant
      to Powers of Attorney

                                  EXHIBIT INDEX

Exhibit No.                Description
-----------                -----------
(3)(a)                     Form of Underwriting and Distribution Agreement-

(3)(b)                     Form of Selling Agreement between The Manufacturers Life Insurance Company of New York, Manufacturers
                           Securities Services, LLC (Underwriter), and General Agents

8(a)                       Administrative Agreement

(10)                       Written consent of Ernst & Young LLP, independent auditors

                           POA - Bradford J. Race Jr.